United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/20

Date of Reporting Period: 07/31/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
July 31, 2020
Ticker FRFXX

Federated Hermes Capital Reserves Fund
(formerly, Federated Capital Reserves Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Capital Reserves Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	39.6%
Variable Rate Instruments	22.7%
Other Repurchase Agreements and Repurchase Agreements	18.8%
Bank Instruments	18.3%
Asset-Backed Securities	0.0%[2]
Investment Company	0.6%
Other Assets and Liabilities—Net[3]	0.0%[2]
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.2%[5]
8-30 Days	8.4%
31-90 Days	29.1%
91-180 Days	16.4%
181 Days or more	2.9%
Other Assets and Liabilities—Net[3]	0.0%[2]
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 18.9% of the Fund’s portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2020
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.0%
		Finance - Equipment—0.0%
$818,352		BCC Funding XVI LLC (Equipment Contract Backed Notes, Series 2019-1), Class A1, 2.300%, 10/20/2020 (IDENTIFIED COST $818,352)	$818,352
		CERTIFICATES OF DEPOSIT—18.3%
		Banking—18.3%
10,000,000		Bank of Montreal, 0.220%, 10/29/2020	10,000,000
100,000,000		Landesbank Baden-Wurttemberg, 0.130%, 8/7/2020	100,000,000
145,000,000		Mizuho Bank Ltd., 0.240%—0.270%, 10/13/2020 - 11/20/2020	145,002,153
70,000,000		MUFG Bank Ltd., 0.290%, 1/27/2021 - 1/28/2021	70,000,000
194,100,000		Sumitomo Mitsui Banking Corp., 0.300%—0.330%, 9/1/2020 - 1/29/2021	194,099,141
205,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.300%, 10/9/2020	205,000,000
65,000,000		Toronto Dominion Bank, 0.450%—0.500%, 5/13/2021 - 6/16/2021	65,000,000
		TOTAL CERTIFICATES OF DEPOSIT	789,101,294
	[1]	COMMERCIAL PAPER—39.6%
		Aerospace / Auto—1.5%
50,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 1.735%, 10/26/2020	49,794,556
15,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. Support Agreement), 0.380%, 12/16/2020	14,978,308
		TOTAL	64,772,864
		Banking—20.2%
131,132,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 0.320%, 8/17/2020 - 9/15/2020	131,100,461
25,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.330%, 11/12/2020	24,976,396
50,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 0.320%, 8/13/2020	49,994,667
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 1.389%, 10/5/2020	29,925,250
70,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.410%, 12/4/2020	69,900,347
190,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.300%—1.761%, 8/3/2020 - 12/3/2020	189,935,836
1,700,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 0.270%, 9/21/2020	1,699,350
24,500,000		HSBC USA, Inc., 0.511%—0.521%, 9/9/2020 - 9/10/2020	24,485,958
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Banking—continued
$111,300,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.300%—0.381%, 11/2/2020 - 2/2/2021	$111,171,902
20,000,000		Mizuho Bank Ltd., 0.250%, 10/20/2020	19,988,889
10,000,000		MUFG Bank Ltd., 1.085%, 10/13/2020	9,978,100
20,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.350%, 12/2/2020	19,976,083
110,000,000		Societe Generale, Paris, 0.371%—0.431%, 11/19/2020 - 12/1/2020	109,858,472
20,000,000		Sumitomo Mitsui Banking Corp., 0.280%, 10/8/2020	19,989,422
59,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 0.300%—1.356%, 8/11/2020 - 10/9/2020	58,971,075
		TOTAL	871,952,208
		Chemicals—2.5%
94,445,000		BASF SE, 0.350%—0.430%, 9/1/2020 - 9/28/2020	94,392,507
15,000,000		DuPont de Nemours, Inc., 0.370%—0.380%, 8/24/2020 - 8/27/2020	14,996,236
		TOTAL	109,388,743
		Electric Power—1.4%
61,000,000		Duke Energy Corp., 0.240%—0.280%, 8/3/2020 - 9/18/2020	60,990,425
		Finance - Commercial—5.0%
217,250,000		Atlantic Asset Securitization LLC, 0.250%—1.033%, 8/4/2020 - 11/5/2020	217,146,429
		Finance - Retail—5.1%
130,000,000		Barton Capital S.A., 0.280%—0.361%, 9/17/2020 - 1/25/2021	129,914,958
20,000,000		Old Line Funding, LLC, 1.005%, 10/26/2020	19,952,222
60,000,000		Sheffield Receivables Company LLC, 0.300%—1.225%, 8/13/2020 - 10/23/2020	59,972,750
10,000,000		Starbird Funding Corp., 1.053%, 8/17/2020	9,995,334
		TOTAL	219,835,264
		Food & Beverage—0.7%
29,000,000		Mondelez International, Inc., 0.701%—0.942%, 8/7/2020	28,996,417
		Mining—0.3%
12,000,000		Nutrien Ltd., 0.350%, 9/1/2020	11,996,383
		Oil & Oil Finance—0.5%
20,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 1.136%—1.664%, 8/14/2020 - 8/31/2020	19,982,169
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—2.4%
$103,000,000		European Investment Bank, 1.394%—1.445%, 11/20/2020 - 11/23/2020	$102,547,932
		TOTAL COMMERCIAL PAPER	1,707,608,834
	[2]	NOTES-VARIABLE—22.7%
		Banking—20.5%
14,000,000		Bank of Montreal, 0.426% (3-month USLIBOR +0.120%), 9/28/2020	14,000,000
20,000,000		Bank of Montreal, 0.450% (3-month USLIBOR +0.120%), 9/4/2020	20,000,000
25,000,000		Bank of Montreal, 0.470% (Effective Fed Funds +0.370%), 8/3/2020	25,000,000
40,000,000		Bank of Montreal, 0.479% (1-month USLIBOR +0.300%), 8/21/2020	40,000,000
25,000,000		Bank of Montreal, 0.510% (3-month USLIBOR +0.130%), 8/17/2020	25,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.388% (1-month USLIBOR +0.210%), 8/11/2020	25,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.425% (3-month USLIBOR +0.120%), 9/23/2020	25,000,000
40,000,000		Bank of Nova Scotia, Toronto, 0.500% (Effective Fed Funds +0.400%), 8/3/2020	40,000,000
10,000,000		Bank of Nova Scotia, Toronto, 0.630% (3-month USLIBOR +0.130%), 8/6/2020	10,000,000
30,000,000		Bank of Nova Scotia, Toronto, 0.686% (3-month USLIBOR +0.130%), 8/4/2020	30,000,000
15,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 0.486% (3-month USLIBOR +0.190%), 9/25/2020	15,000,000
10,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 0.563% (3-month USLIBOR +0.130%), 8/13/2020	10,000,000
34,140,000		BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.390%, 8/3/2020	34,140,000
9,200,000		Bragg 2019 Family Trust No. 1, Series 2019, (BOKF, N.A. LOC), 0.250%, 8/6/2020	9,200,000
40,000,000		Canadian Imperial Bank of Commerce, 0.413% (1-month USLIBOR +0.250%), 8/4/2020	40,000,000
20,000,000		Canadian Imperial Bank of Commerce, 0.680% (3-month USLIBOR +0.140%), 8/5/2020	20,000,000
35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 0.220%, 8/6/2020	35,080,000
16,025,000		Catholic Health Initiatives, Taxable Municipal Funding Trust (Series 2019-007) VRDNs, (Barclays Bank plc LOC), 0.560%, 8/6/2020	16,025,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$2,615,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 0.530%, 8/6/2020	$2,615,000
25,000,000		Connecticut State, Golden Blue (Series 2017-016) Weekly VRDNs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 0.200%, 8/6/2020	25,000,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 0.450%, 8/5/2020	10,265,000
6,750,000		CT 2019 Irrevocable Trust, (BOKF, N.A. LOC), 0.250%, 8/6/2020	6,750,000
7,090,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 0.250%, 8/6/2020	7,090,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 0.280%, 8/6/2020	9,590,000
8,845,000		Foster/Schweihofer Real Estate Holding Co., LLC, (Comerica Bank LOC), 0.300%, 8/6/2020	8,845,000
2,930,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 8/7/2020	2,930,000
14,215,000		Gerald J. Rubin Special Trust No. 1, (Goldman Sachs Bank USA LOC), 0.220%, 8/6/2020	14,215,000
5,355,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 0.220%, 8/6/2020	5,355,000
2,195,000		IRT Funding Trust / VAP Master Trust II, Taxable Muni Funding Trust (Series 2019-008) VRDNs, (Barclays Bank plc LOC), 0.560%, 8/6/2020	2,195,000
23,445,000		J.R. Adventures Insurance Trust, (BOKF, N.A. LOC), 0.250%, 8/6/2020	23,445,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 0.250%, 8/6/2020	3,405,000
32,700,000		New Jersey EDA, Taxable Muni Funding Trust (Series 2019-014) VRDNs, (Barclays Bank plc LOC), 0.560%, 8/6/2020	32,700,000
11,255,000		NLS 2015 Irrevocable Trust, (BOKF, N.A. LOC), 0.250%, 8/6/2020	11,255,000
9,280,000		Opler 2013 Irrevocable Trust, (BOKF, N.A. LOC), 0.250%, 8/6/2020	9,280,000
30,565,000		RBS Insurance Trust, (BOKF, N.A. LOC), 0.250%, 8/6/2020	30,565,000
10,000,000		Royal Bank of Canada, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	10,000,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 0.250%, 8/6/2020	9,470,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 0.220%, 8/6/2020	13,875,000
6,145,000		Taxable Municipal Funding Trust 2020-001, Barclays Taxable Muni Funding Trust (Series 2020-001) VRDNs, (Barclays Bank plc LOC), 0.560%, 8/6/2020	6,145,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$12,500,000		Taxable Municipal Funding Trust 2020-008, (Series 2020-008) VRDNs, (Barclays Bank plc LOC), 0.560%, 8/6/2020	$12,500,000
11,935,000		The Gregory P. Berry Trust, Series 2017, (BOKF, N.A. LOC), 0.250%, 8/6/2020	11,935,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/5/2020	6,460,000
5,825,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Bank of America N.A. LOC), 0.250%, 8/5/2020	5,825,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.250%, 8/6/2020	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.250%, 8/6/2020	9,825,000
9,240,000		The Murray D. Berry Trust, Series 2017, (BOKF, N.A. LOC), 0.250%, 8/6/2020	9,240,000
9,550,000		The Ray L. Berry Trust, Series 2017, (BOKF, N.A. LOC), 0.250%, 8/6/2020	9,550,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 0.250%, 8/6/2020	5,565,000
6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.250%, 8/6/2020	6,680,000
35,000,000		Toronto Dominion Bank, 0.420% (Effective Fed Funds +0.320%), 8/3/2020	35,000,000
25,000,000		Toronto Dominion Bank, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	25,000,000
30,000,000		Toronto Dominion Bank, 0.544% (3-month USLIBOR +0.300%), 10/27/2020	30,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 0.250%, 8/6/2020	7,305,000
8,240,000		Wingo Family Master Trust, (BOKF, N.A. LOC), 0.250%, 8/6/2020	8,240,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxble (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 0.300%, 8/6/2020	13,000,000
		TOTAL	883,380,000
		Electric Power—0.7%
32,000,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 0.240%, 8/6/2020	32,000,000
		Government Agency—0.4%
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 0.240%, 8/6/2020	3,935,000
7,660,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 0.230%, 8/6/2020	7,660,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Government Agency—continued
$6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 0.220%, 8/6/2020	$6,060,000
		TOTAL	17,655,000
		Metals—1.1%
45,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 0.330%, 8/5/2020	45,000,000
		TOTAL NOTES-VARIABLE	978,035,000
		OTHER REPURCHASE AGREEMENTS—7.2%
50,000,000		Repurchase agreement, 0.699% dated 5/21/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $50,174,750 on 11/17/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds and sovereign debt securities with various maturities to 10/12/2110 and the market value of those underlying securities was $51,038,291.	50,000,000
70,000,000		Repurchase agreement, 0.749% dated 5/21/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $70,262,150 on 11/17/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities, collateralized mortgage-backed obligations and medium-term notes with various maturities to 3/25/2057 and the market value of those underlying securities was $71,456,451.	70,000,000
50,000,000		Repurchase agreement, 0.190% dated 7/31/2020 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,000,792 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds, medium-term notes and sovereign debt securities with various maturities to 7/15/2097 and the market value of those underlying securities was $51,000,000.	50,000,000
5,000,000		Interest in $25,000,000 joint repurchase agreement, 0.500% dated 7/31/2020 under which Mizuho Securities USA, Inc. will repurchase the securities provided as collateral for $25,001,042 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S treasury with various maturities to 4/30/2026 and the market value of those underlying securities was $25,501,067.	5,000,000
10,000,000		Interest in $30,000,000 joint repurchase agreement, 0.830% dated 5/8/2020 under which Mizuho Securities USA, Inc. will repurchase the securities provided as collateral for $30,082,308 on 9/4/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds with various maturities to 3/1/2031 and the market value of those underlying securities was $30,640,920.	10,000,000
Annual Shareholder Report
7

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
$100,000,000	Repurchase agreement, 0.290% dated 7/31/2020 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $100,002,417 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S government agency with various maturities to 7/23/2021 and the market value of those underlying securities was $102,002,806.	$100,000,000
25,000,000	Repurchase agreement, 0.670% dated 7/14/2020 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,040,479 on 10/9/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 7/15/2025 and the market value of those underlying securities was $25,509,492.	25,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	310,000,000
	REPURCHASE AGREEMENTS—11.6%
450,000,000	Interest in $1,250,000,000 joint repurchase agreement, 0.080% dated 7/31/2020 under which Barclays Bank PLC will repurchase the securities provided as collateral for $1,250,008,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S treasury with various maturities to 11/15/2049 and the market value of those underlying securities was $1,275,008,543.	450,000,000
50,000,000	Interest in $200,000,000 joint repurchase agreement, 0.100% dated 7/31/2020 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,001,667 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S government agency with various maturities to 2/25/2036 and the market value of those underlying securities was $205,664,838.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	500,000,000
	INVESTMENT COMPANY—0.6%
26,997,500	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[3]	27,000,100
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[4]	4,312,563,580
	OTHER ASSETS AND LIABILITIES—0.0%[5]	184,099
	TOTAL NET ASSETS—100%	$4,312,747,679
Securities that are subject to the federal alternative minimum tax (AMT) represent 0.8% of the Fund’s portfolio as calculated based upon total market value (unaudited).
Annual Shareholder Report
8

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended July 31, 2020, were as follows:
	Federated Hermes Tax-Free Obligations Fund	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2019	—	26,997,500	26,997,500
Purchases/Additions	105,000,000	—	105,000,000
Sales/Reductions	(105,000,000)	—	(105,000,000)
Balance of Shares Held 7/31/2020	—	26,997,500	26,997,500
Value	$—	$27,000,100	$27,000,100
Change in Unrealized Appreciation/(Depreciation)	$—	$—	$—
Net Realized Gain/(Loss)	$—	$—	$—
Dividend Income	$—	$368,654	$368,654
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
Annual Shareholder Report
9

The following acronyms are used throughout this portfolio:
COL	—Collateralized
EDA	—Economic Development Authority
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bonds
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31,	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.007	0.016	0.007	0.001	—
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.016	0.007	0.001	0.000[1]
Less Distributions:
Distributions from net income	(0.007)	(0.016)	(0.007)	(0.001)	—
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.016)	(0.007)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.68%	1.58%	0.75%	0.10%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.94%	1.02%	1.02%	0.92%	0.52%
Net investment income	0.65%	1.58%	0.70%	0.08%	0.00%
Expense waiver/reimbursement[6]	0.28%	0.19%	0.19%	0.30%	0.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,312,748	$4,030,191	$4,220,884	$6,951,890	$11,562,657
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio was 0.94%, 1.02%, 1.02%, 0.92%, and 0.52% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in securities, at value including $27,000,100 of investment in an affiliated holding*	$3,502,563,580
Investments in other repurchase agreements and repurchase agreements	810,000,000
Investment in securities, at value (amortized cost and fair value $4,312,563,580)		$4,312,563,580
Cash		358,918
Income receivable		1,025,938
Receivable for shares sold		1,157
Income receivable from affiliated holding		5,834
TOTAL ASSETS		4,313,955,427
Liabilities:
Payable for distribution services fee (Note 5)	520,550
Payable for transfer agent fee	346,982
Payable for portfolio accounting fees	77,340
Payable for share registration costs	73,396
Payable for custodian fees	60,106
Payable for other service fees (Notes 2 and 5)	49,959
Payable for investment adviser fee (Note 5)	11,247
Payable for administrative fee (Note 5)	9,580
Payable for shares redeemed	9,438
Payable for Directors’/Trustees’ fees (Note 5)	2,112
Accrued expenses (Note 5)	47,038
TOTAL LIABILITIES		1,207,748
Net assets for 4,312,769,078 shares outstanding		$4,312,747,679
Net Assets Consists of:
Paid-in capital		$4,312,756,523
Total distributable earnings (loss)		(8,844)
TOTAL NET ASSETS		$4,312,747,679
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,312,747,679 ÷ 4,312,769,078 shares outstanding, no par value, unlimited shares authorized		$1.00
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2020
Investment Income:
Interest			$65,870,110
Dividends received from an affiliated holding*			368,654
TOTAL INCOME			66,238,764
Expenses:
Investment adviser fee (Note 5)		$8,309,605
Administrative fee (Note 5)		3,261,264
Custodian fees		158,940
Transfer agent fees		4,170,663
Directors’/Trustees’ fees (Note 5)		22,615
Auditing fees		23,600
Legal fees		7,747
Distribution services fee (Note 5)		22,851,413
Other service fees (Note 2)		10,386,002
Portfolio accounting fees		179,819
Share registration costs		886,749
Printing and postage		338,259
Miscellaneous (Note 5)		37,896
TOTAL EXPENSES		50,634,572
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,954,774)
Waiver of other operating expenses (Note 5)	(7,500,408)
Reduction of custodian fees (Note 6)	(17,103)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(11,472,285)
Net expenses			39,162,287
Net investment income			27,076,477
Net realized gain on investments			12,213
Change in net assets resulting from operations			$27,088,690
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,076,477	$68,079,790
Net realized gain	12,213	18,019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,088,690	68,097,809
Distributions to Shareholders:
Distribution to shareholders	(27,113,973)	(68,124,598)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,113,973)	(68,124,598)
Share Transactions:
Proceeds from sale of shares	1,976,943,371	2,014,908,074
Net asset value of shares issued to shareholders in payment of distributions declared	26,473,971	66,550,811
Cost of shares redeemed	(1,720,835,686)	(2,272,124,378)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	282,581,656	(190,665,493)
Change in net assets	282,556,373	(190,692,282)
Net Assets:
Beginning of period	4,030,191,306	4,220,883,588
End of period	$4,312,747,679	$4,030,191,306
See Notes which are an integral part of the Financial Statements
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14

Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Prior to June 29, 2020, the name of the Trust and Fund were Money Market Obligations Trust and Federated Capital Reserves Fund, respectively.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $11,472,285 is disclosed in various locations in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2020, unaffiliated third-party financial intermediaries waived $1,935,184 of other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2020	2019
Shares sold	1,976,943,371	2,014,908,074
Shares issued to shareholders in payment of distributions declared	26,473,971	66,550,811
Shares redeemed	(1,720,835,686)	(2,272,124,378)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	282,581,656	(190,665,493)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary Income[1]	$27,113,973	$68,124,598
[1]	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2020, the components of distributable earnings on a tax basis were as follows:
Capital Loss Deferrals	$(8,844)
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the Adviser voluntarily waived $3,897,199 of its fee.
The Adviser has agreed to waive its fee and/or reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2020, the Adviser waived and/or reimbursed $57,575.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, FSC waived $5,565,224 of its fees. For the year ended July 31, 2020, FSC did not retain any fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse
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expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2020, the Fund’s expenses were reduced by $17,103 under these arrangements.
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and, its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2020, the Fund had no outstanding loans. During the year ended July 31, 2020, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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21

Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Federated Hermes Money Market Obligations trust and shareholders of Federated Hermes Capital Reserves Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Capital Reserves Fund (formerly, Federated Capital Reserves Fund) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of July 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Federated Hermes Money Market Obligations Trust) at July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,001.30	$4.33[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.54	$4.37[2]
1	Expenses are equal to the Fund’s annualized net expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.08 and $5.12, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
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Evaluation and Approval of Advisory Contract–May 2020
Federated Capital Reserves Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES CAPITAL RESERVES FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
41

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
42

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Capital Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	A | GRAXX	B | GRBXX	C | GRCXX
	F | GRGXX	P | GRFXX

Federated Hermes Government Reserves Fund
(formerly, Federated Government Reserves Fund)
Fund Established 2005

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Government Reserves Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	40.6%
U.S. Treasury Securities	31.1%
U.S. Government Agency Securities	28.5%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.8%
8-30 Days	8.4%
31-90 Days	16.2%
91-180 Days	10.0%
181 Days or more	2.8%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2020
Principal Amount			Value
		GOVERNMENT AGENCIES—28.5%
$35,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.164% (1-month USLIBOR +0.000%), 8/4/2020	$34,999,919
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.075%), 8/3/2020	40,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.176% (1-month USLIBOR +0.005%), 8/27/2020	19,999,840
37,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.178% (1-month USLIBOR +0.000%), 8/13/2020	37,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.100%), 8/3/2020	15,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.205% (Secured Overnight Financing Rate +0.105%), 8/3/2020	25,000,000
21,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.120%), 8/3/2020	21,000,000
14,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.225% (Effective Fed Funds +0.125%), 8/3/2020	13,999,586
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.245% (Secured Overnight Financing Rate +0.145%), 8/3/2020	20,000,000
37,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.180%), 8/3/2020	37,000,000
34,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.310% (Secured Overnight Financing Rate +0.210%), 8/3/2020	34,700,000
55,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.400% (Secured Overnight Financing Rate +0.300%), 8/3/2020	55,000,000
452,500,000	[2]	Federal Home Loan Bank System Discount Notes, 0.135%—0.520%, 8/7/2020 - 4/1/2021	451,900,640
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.097%—0.108% (3-month USLIBOR -0.200%), 9/18/2020 - 9/24/2020	35,000,000
112,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.020%), 8/3/2020	112,000,000
75,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.122%—0.137% (1-month USLIBOR -0.050%), 8/20/2020 - 8/27/2020	75,000,000
114,600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.124%—0.147% (1-month USLIBOR -0.040%), 8/4/2020 - 8/20/2020	114,600,000
18,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.025%), 8/3/2020	18,000,000
85,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.030%), 8/3/2020	85,000,000
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$30,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.035%), 8/3/2020	$30,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.145% (Secured Overnight Financing Rate +0.045%), 8/3/2020	25,000,000
36,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.146% (1-month USLIBOR -0.030%), 8/17/2020	36,700,000
100,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.160% (Secured Overnight Financing Rate +0.060%), 8/3/2020	100,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.065%), 8/3/2020	20,000,000
95,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.075%), 8/3/2020	95,000,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.176% (1-month USLIBOR +0.000%), 8/16/2020	35,000,000
138,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.080%), 8/3/2020	138,000,000
32,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.185% (Secured Overnight Financing Rate +0.085%), 8/3/2020	32,000,000
81,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.100%), 8/3/2020	81,300,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.205% (Secured Overnight Financing Rate +0.105%), 8/3/2020	20,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.206% (1-month USLIBOR +0.020%), 8/19/2020	50,000,000
45,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.212% (3-month USLIBOR -0.235%), 8/10/2020	45,000,000
42,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.215% (Secured Overnight Financing Rate +0.115%), 8/3/2020	42,000,000
33,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.220% (1-month USLIBOR +0.040%), 8/17/2020	33,000,000
80,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.120%), 8/3/2020	80,000,000
44,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.130%), 8/3/2020	44,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.235% (Secured Overnight Financing Rate +0.135%), 8/3/2020	20,000,000
39,650,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.150%), 8/3/2020	39,650,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.170%), 8/3/2020	35,000,000
120,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.330% (Secured Overnight Financing Rate +0.230%), 8/3/2020	120,000,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.425% (3-month USLIBOR -0.115%), 8/5/2020	35,000,000
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$85,700,000		Federal Home Loan Bank System, 0.130%—0.150%, 1/22/2021 - 4/27/2021	$85,695,822
50,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.030%), 8/3/2020	50,000,000
60,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.160% (Secured Overnight Financing Rate +0.060%), 8/3/2020	60,000,000
21,300,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.090%), 8/4/2020	21,300,000
13,250,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.300% (Secured Overnight Financing Rate +0.200%), 8/3/2020	13,250,000
55,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.370% (Secured Overnight Financing Rate +0.270%), 8/3/2020	55,000,000
13,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.040%), 8/3/2020	13,000,000
25,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.075%), 8/3/2020	25,500,000
32,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.080%), 8/3/2020	32,000,000
26,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.170%), 8/3/2020	26,000,000
25,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.290% (Secured Overnight Financing Rate +0.190%), 8/3/2020	24,995,394
26,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.300% (Secured Overnight Financing Rate +0.200%), 8/3/2020	26,000,000
20,800,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.320% (Secured Overnight Financing Rate +0.220%), 8/3/2020	20,800,000
30,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.330% (Secured Overnight Financing Rate +0.230%), 8/3/2020	30,000,000
53,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.370% (Secured Overnight Financing Rate +0.270%), 8/3/2020	53,000,000
39,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.390% (Secured Overnight Financing Rate +0.290%), 8/3/2020	39,500,000
36,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.410% (Secured Overnight Financing Rate +0.310%), 8/3/2020	36,000,000
50,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.420% (Secured Overnight Financing Rate +0.320%), 8/3/2020	50,000,000
28,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.490% (Secured Overnight Financing Rate +0.390%), 8/3/2020	28,000,000
		TOTAL GOVERNMENT AGENCIES	3,091,891,201
		U.S. TREASURY—31.1%
57,000,000	[2]	United States Treasury Bill, 0.130%, 12/29/2020	56,969,125
35,000,000	[2]	United States Treasury Bill, 0.130%, 8/20/2020	34,997,599
130,000,000	[2]	United States Treasury Bill, 0.135%, 8/18/2020	129,991,712
100,000,000	[2]	United States Treasury Bill, 0.140%, 9/1/2020	99,987,944
Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$70,000,000	[2]	United States Treasury Bill, 0.140%, 9/17/2020	$69,987,205
44,700,000	[2]	United States Treasury Bill, 0.147%, 10/13/2020	44,686,630
110,000,000	[2]	United States Treasury Bill, 0.150%, 10/27/2020	109,960,125
125,000,000	[2]	United States Treasury Bill, 0.150%, 11/19/2020	124,942,709
195,000,000	[2]	United States Treasury Bill, 0.150%, 9/3/2020	194,973,187
200,000,000	[2]	United States Treasury Bill, 0.155%, 11/12/2020	199,911,306
70,000,000	[2]	United States Treasury Bill, 0.160%, 11/27/2020	69,963,289
40,000,000	[2]	United States Treasury Bill, 0.165%, 10/1/2020	39,988,817
185,000,000	[2]	United States Treasury Bill, 0.170%, 9/22/2020	184,954,572
77,000,000	[2]	United States Treasury Bill, 0.180%, 9/29/2020	76,977,285
75,000,000	[2]	United States Treasury Bill, 0.185%, 11/24/2020	74,955,677
77,000,000	[2]	United States Treasury Bill, 0.185%, 12/10/2020	76,948,164
135,000,000	[2]	United States Treasury Bill, 0.290%, 10/15/2020	134,918,438
68,000,000	[2]	United States Treasury Bill, 1.440%, 8/27/2020	67,929,280
200,000,000	[2]	United States Treasury Bills, 0.125%—1.800%, 8/13/2020	199,974,917
144,500,000	[2]	United States Treasury Bills, 0.145%—1.740%, 9/10/2020	144,397,856
249,000,000	[2]	United States Treasury Bills, 0.165%—0.250%, 9/15/2020	248,943,331
106,250,000	[1]	United States Treasury Floating Rate Notes, 0.150% (91-day T-Bill +0.045%), 8/4/2020	106,239,077
207,300,000	[1]	United States Treasury Floating Rate Notes, 0.220% (91-day T-Bill +0.115%), 8/4/2020	207,260,909
50,000,000	[1]	United States Treasury Floating Rate Notes, 0.244% (91-day T-Bill +0.139%), 8/4/2020	49,999,456
11,500,000	[1]	United States Treasury Floating Rate Notes, 0.259% (91-day T-Bill +0.154%), 8/4/2020	11,500,000
28,000,000	[1]	United States Treasury Floating Rate Notes, 0.405% (91-day T-Bill +0.300%), 8/4/2020	28,011,129
19,000,000		United States Treasury Note, 1.375%, 1/31/2021	19,086,690
29,000,000		United States Treasury Note, 1.625%, 10/15/2020	29,000,929
15,000,000		United States Treasury Note, 2.000%, 1/15/2021	15,111,147
34,800,000		United States Treasury Note, 2.250%, 2/15/2021	35,059,051
35,000,000		United States Treasury Note, 2.375%, 3/15/2021	35,418,977
37,000,000		United States Treasury Note, 2.375%, 4/15/2021	37,524,768
30,000,000		United States Treasury Note, 2.500%, 12/31/2020	30,110,124
77,000,000		United States Treasury Note, 2.625%, 11/15/2020	77,208,385
30,000,000		United States Treasury Note, 2.750%, 9/30/2020	30,053,519
54,200,000		United States Treasury Note, 2.875%, 10/31/2020	54,491,618
31,800,000		United States Treasury Notes, 1.125%—2.500%, 2/28/2021	31,938,390
79,000,000		United States Treasury Notes, 1.375%—2.625%, 8/31/2020	79,054,334
Annual Shareholder Report
5

Principal Amount		Value
	U.S. TREASURY—continued
$115,000,000	United States Treasury Notes, 2.000%—2.750%, 11/30/2020	$115,425,146
	TOTAL U.S. TREASURY	3,378,852,817
	REPURCHASE AGREEMENTS—40.6%
200,000,000	Repurchase agreement, 0.100% dated 7/31/2020 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $200,001,667 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 4/1/2050 and the market value of those underlying securities was $204,563,052.	200,000,000
633,000,000	Interest in $1,250,000,000 joint repurchase agreement, 0.080% dated 7/31/2020 under which Barclays Bank PLC will repurchase the securities provided as collateral for $1,250,008,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 11/15/2049 and the market value of those underlying securities was $1,275,008,543.	633,000,000
45,000,000	Repurchase agreement, 0.080% dated 7/31/2020 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $45,000,300 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2040 and the market value of those underlying securities was $45,900,334.	45,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement, 0.100% dated 7/31/2020 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,001,667 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,664,838.	150,000,000
49,800,000	Interest in $450,000,000 joint repurchase agreement, 0.080% dated 7/31/2020 under which BNP Paribas SA will repurchase the securities provided as collateral for $450,003,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2048 and the market value of those underlying securities was $459,003,101.	49,800,000
81,275,000	Interest in $83,000,000 joint repurchase agreement, 0.100% dated 7/31/2020 under which BNP Paribas SA will repurchase the securities provided as collateral for $83,000,692 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 7/31/2022 and the market value of those underlying securities was $84,660,765.	81,275,000
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement, 0.100% dated 3/4/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,220,833 on 8/10/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 4/15/2022 and the market value of those underlying securities was $510,004,753.	$500,000,000
85,000,000	Repurchase agreement, 0.150% dated 7/13/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $85,010,979 on 8/13/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2024 and the market value of those underlying securities was $86,707,634.	85,000,000
1,000,000,000	Repurchase agreement, 0.080% dated 7/31/2020 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $1,000,006,667 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,020,000,019.	1,000,000,000
50,000,000	Repurchase agreement, 0.090% dated 7/31/2020 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,000,375 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 1/1/2050 and the market value of those underlying securities was $51,000,000.	50,000,000
50,000,000	Repurchase agreement, 0.200% dated 7/13/2020 under which Lloyds Bank Corporate Markets PLC will repurchase the securities provided as collateral for $50,016,667 on 9/11/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/15/2026 and the market value of those underlying securities was $51,269,484.	50,000,000
100,000,000	Repurchase agreement, 0.200% dated 7/16/2020 under which Lloyds Bank Corporate Markets PLC will repurchase the securities provided as collateral for $100,033,333 on 9/14/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2021 and the market value of those underlying securities was $102,016,280.	100,000,000
300,000,000	Repurchase agreement, 0.070% dated 7/31/2020 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $300,001,750 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2037 and the market value of those underlying securities was $306,001,845.	300,000,000
Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$421,481,000	Interest in $1,775,000,000 joint repurchase agreement, 0.100% dated 7/31/2020 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $1,775,014,792 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 10/20/2069 and the market value of those underlying securities was $1,825,752,259.	$421,481,000
200,000,000	Repurchase agreement, 0.100% dated 7/31/2020 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $200,001,667 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 9/15/2065 and the market value of those underlying securities was $205,491,763.	200,000,000
500,000,000	Repurchase agreement, 0.100% dated 7/31/2020 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $500,004,167 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 1/25/2051 and the market value of those underlying securities was $510,145,356.	500,000,000
50,000,000	Repurchase agreement, 0.100% dated 7/31/2020 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,000,417 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2046 and the market value of those underlying securities was $51,000,428.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	4,415,556,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)[3]	10,886,300,018
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(18,046,237)
	TOTAL NET ASSETS—100%	$10,868,253,781
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.015	0.006	0.000[1]	—
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.015	0.006	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.015)	(0.006)	(0.000)[1]	—
Distributions from net realized gain	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.015)	(0.006)	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.61%	1.47%	0.56%	0.02%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.64%	0.87%	0.87%	0.65%	0.40%
Net investment income	0.54%	1.48%	0.54%	0.02%	0.00%
Expense waiver/reimbursement[6]	0.41%	0.14%	0.15%	0.37%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,878	$103,120	$73,428	$87,623	$89,786
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.64%, 0.87% 0.87%, 0.65% and 0.40% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.011	0.002	0.000[1]	—
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.011	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.011)	(0.002)	—	—
Distributions from net realized gain	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.011)	(0.002)	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.36%	1.07%	0.23%	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.95%	1.27%	1.19%	0.65%	0.40%
Net investment income	0.40%	1.07%	0.20%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.43%	0.11%	0.17%	0.74%	0.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,139	$1,682	$2,024	$3,252	$5,892
1	Represents less than $0.001.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.95%, 1.27%, 1.19%, 0.65% and 0.40% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.011	0.002	0.000[1]	—
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.011	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.011)	(0.002)	—	—
Distributions from net realized gain	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.011)	(0.002)	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.38%	1.08%	0.23%	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.69%	1.26%	1.20%	0.68%	0.40%
Net investment income	0.22%	1.09%	0.19%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.65%	0.08%	0.16%	0.69%	0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,299	$4,505	$6,007	$9,963	$10,783
1	Represents less than $0.001.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.69%, 1.26%, 1.20%, 0.68% and 0.40% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.015	0.006	0.000[1]	—
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.015	0.006	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.015)	(0.006)	(0.000)[1]	—
Distributions from net realized gain	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.015)	(0.006)	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.61%	1.47%	0.56%	0.02%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.62%	0.87%	0.87%	0.62%	0.40%
Net investment income	0.53%	1.49%	0.54%	0.02%	0.00%
Expense waiver/reimbursement[6]	0.42%	0.16%	0.16%	0.42%	0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,743	$1,556	$1,071	$1,524	$3,066
1	Represents less than $0.001.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.62%, 0.87%, 0.87%, 0.62% and 0.40% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.013	0.004	0.000[1]	—
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.013	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.004)	(0.000)[1]	—
Distributions from net realized gain	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.52%	1.32%	0.41%	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.72%	1.02%	1.02%	0.66%	0.31%
Net investment income	0.47%	1.31%	0.40%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.48%	0.18%	0.18%	0.54%	0.89%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,706,195	$8,069,420	$8,626,983	$10,580,501	$12,639,013
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.72%, 1.02%, 1.02%, 0.66%, and 0.31% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in securities	$6,470,744,018
Investments in repurchase agreements	4,415,556,000
Investment in securities, at amortized cost and fair value		$10,886,300,018
Cash		433,369
Income receivable		4,457,988
Receivable for shares sold		375,654
TOTAL ASSETS		10,891,567,029
Liabilities:
Payable for investments purchased	21,300,000
Payable for shares redeemed	272,868
Payable for transfer agent fee (Note 2)	988,370
Payable for investment adviser fee (Note 5)	33,333
Payable for administrative fee (Note 5)	23,579
Payable for distribution services fee (Note 5)	3,523
Payable for other service fees (Notes 2 and 5)	3,237
Accrued expenses (Note 5)	688,338
TOTAL LIABILITIES		23,313,248
Net assets for 10,868,232,502 shares outstanding		$10,868,253,781
Net Assets Consists of:
Paid-in capital		$10,868,231,373
Total distributable earnings		22,408
TOTAL NET ASSETS		$10,868,253,781
Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$150,877,688 ÷ 150,877,372 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$1,139,355 ÷ 1,139,354 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
$8,299,415 ÷ 8,299,399 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
$1,742,641 ÷ 1,742,637 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
$10,706,194,682 ÷ 10,706,173,740 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended July 31, 2020
Investment Income:
Interest			$115,873,035
Expenses:
Investment adviser fee (Note 5)		$19,428,714
Administrative fee (Note 5)		7,621,944
Custodian fees		310,396
Transfer agent fees (Notes 2 and 5)		9,821,394
Directors’/Trustees’ fees (Note 5)		49,685
Auditing fees		23,601
Legal fees		6,333
Distribution services fee (Note 5)		53,317,827
Other service fees (Notes 2 and 5)		24,175,788
Portfolio accounting fees		193,412
Share registration costs		1,463,415
Printing and postage		690,881
Miscellaneous (Note 5)		39,677
TOTAL EXPENSES		117,143,067
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(8,216,664)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(38,659,609)
Reduction of custodian fees (Note 6)	(18,997)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(46,895,270)
Net expenses			70,247,797
Net investment income			45,625,238
Net realized gain on investments			24,216
Change in net assets resulting from operations			$45,649,454
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$45,625,238	$111,505,383
Net realized gain	24,216	1,273
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,649,454	111,506,656
Distributions to Shareholders:
Class A Shares	(694,231)	(1,225,911)
Class B Shares	(5,236)	(19,427)
Class C Shares	(17,672)	(61,738)
Class F Shares	(9,320)	(21,180)
Class P Shares	(44,898,751)	(110,177,119)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(45,625,210)	(111,505,375)
Share Transactions:
Proceeds from sale of shares	8,572,744,710	4,999,250,917
Net asset value of shares issued to shareholders in payment of distributions declared	44,341,265	107,950,039
Cost of shares redeemed	(5,929,139,320)	(5,636,431,194)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,687,946,655	(529,230,238)
Change in net assets	2,687,970,899	(529,228,957)
Net Assets:
Beginning of period	8,180,282,882	8,709,511,839
End of period	$10,868,253,781	$8,180,282,882
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Prior to June 29, 2020, the name of the Trust and Fund were Money Market Obligations Trust and Federated Government Reserves Fund, respectively.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
19

The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
20

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $46,895,270 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended July 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class A Shares	$51,489	$(46,790)	$—
Class B Shares	935	(264)	(29)
Class C Shares	2,069	—	(22)
Class F Shares	526	(457)	—
Class P Shares	9,766,375	—	(1,357,910)
TOTAL	$9,821,394	$(47,511)	$(1,357,961)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Shareholder Report
21

For the year ended July 31, 2020, other services fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees waived by Unaffiliated Third Parties
Class A Shares	$317,515	$(21,733)	$(116,186)
Class B Shares	3,281	(1,142)	—
Class C Shares	19,669	—	(13,699)
Class F Shares	4,375	(359)	(1,671)
Class P Shares	23,830,948	—	(11,305,785)
TOTAL	$24,175,788	$(23,234)	$(11,437,341)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	151,172,174	$151,172,174	87,539,814	$87,539,814
Shares issued to shareholders in payment of distributions declared	678,625	678,625	1,189,029	1,189,029
Shares redeemed	(104,093,265)	(104,093,265)	(59,036,572)	(59,036,572)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	47,757,534	$47,757,534	29,692,271	$29,692,271

Year Ended July 31	2020		2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	938,157	$938,157	1,427,392	$1,427,392
Shares issued to shareholders in payment of distributions declared	5,210	5,210	19,279	19,279
Shares redeemed	(1,486,180)	(1,486,180)	(1,788,110)	(1,788,110)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(542,813)	$(542,813)	(341,439)	$(341,439)

Year Ended July 31	2020		2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	20,152,713	$20,152,713	6,157,984	$6,157,984
Shares issued to shareholders in payment of distributions declared	17,553	17,553	60,979	60,979
Shares redeemed	(16,375,485)	(16,375,485)	(7,721,436)	(7,721,436)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,794,781	$3,794,781	(1,502,473)	$(1,502,473)
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Year Ended July 31	2020		2019
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,304,633	$1,304,633	1,692,635	$1,692,635
Shares issued to shareholders in payment of distributions declared	5,873	5,873	14,641	14,641
Shares redeemed	(1,123,997)	(1,123,997)	(1,221,892)	(1,221,892)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	186,509	$186,509	485,384	$485,384

Year Ended July 31	2020		2019
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	8,399,177,033	$8,399,177,033	4,902,433,092	$4,902,433,092
Shares issued to shareholders in payment of distributions declared	43,634,004	43,634,004	106,666,111	106,666,111
Shares redeemed	(5,806,060,393)	(5,806,060,393)	(5,566,663,184)	(5,566,663,184)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	2,636,750,644	$2,636,750,644	(557,563,981)	$(557,563,981)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,687,946,655	$2,687,946,655	(529,230,238)	$(529,230,238)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$45,625,210	$111,505,375

As of July 31, 2020, the components of distributable earnings on a tax basis were as follows:
Ordinary income[1]	$22,408
1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

Capital loss carryforwards of $1,836 were utilized during the year ended July 31, 2020.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2020, the Adviser voluntarily waived $8,216,664 of its fee and voluntarily reimbursed $47,511 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$ 574,833	$(230,929)
Class B Shares	9,843	(3,106)
Class C Shares	59,007	(30,484)
Class F Shares	7,899	(3,311)
Class P Shares	52,666,245	(25,525,732)
TOTAL	$53,317,827	$(25,793,562)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2020, FSC retained $429,045 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2020, FSC retained $4,958, $3,856 and $59 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended July 31, 2020, FSSC received $69,609 and reimbursed $23,234 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2020, the Fund’s expenses were reduced by $18,997 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Federated Hermes Money Market Obligations Trust and shareholders of Federated Hermes Government Reserves Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Reserves Fund (formerly, Federated Government Reserves Fund) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of July 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Federated Hermes Money Market Obligations Trust) at July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,000.90	$2.19[2]
Class B Shares	$1,000.00	$1,000.40	$2.74[3]
Class C Shares	$1,000.00	$1,000.40	$2.19[4]
Class F Shares	$1,000.00	$1,000.90	$2.09[5]
Class P Shares	$1,000.00	$1,000.70	$2.39[6]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,022.68	$2.21[2]
Class B Shares	$1,000.00	$1,022.13	$2.77[3]
Class C Shares	$1,000.00	$1,022.68	$2.21[4]
Class F Shares	$1,000.00	$1,022.77	$2.11[5]
Class P Shares	$1,000.00	$1,022.48	$2.41[6]
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.44%
Class B Shares	0.55%
Class C Shares	0.44%
Class F Shares	0.42%
Class P Shares	0.48%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class A Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.33 and $4.37, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class B Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.32 and $6.37, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class C Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.32 and $6.37, respectively.
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5	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class F Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.33 and $4.37, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class P Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.07 and $5.12, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2009	Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since December 2009. Ms. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Government Reserves Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GOVERNMENT RESERVES FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Government Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
33543 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Shares | Ticker	Select | GRTXX	Institutional | GOIXX
	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX

Federated Hermes Government Obligations Fund
(formerly, Federated Government Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Government Obligations Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	36.3%
U.S. Treasury Securities	31.8%
U.S. Government Agency Securities	28.9%
Other Assets and Liabilities—Net[2]	3.0%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	58.7%
8-30 Days	9.0%
31-90 Days	15.5%
91-180 Days	10.7%
181 Days or more	3.1%
Other Assets and Liabilities—Net[2]	3.0%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2020
Principal Amount			Value
		GOVERNMENT AGENCIES—28.9%
$203,000,000	[1]	Federal Farm Credit System Discount Notes, 0.150%—0.440%, 2/24/2021 - 4/27/2021	$202,628,025
114,100,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.164% (1-month USLIBOR +0.000%), 8/4/2020	114,099,736
80,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.065%), 8/3/2020	80,000,000
343,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.172%—0.178% (1-month USLIBOR +0.000%), 8/13/2020 - 8/25/2020	342,999,625
508,200,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.075%), 8/3/2020	508,200,000
163,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.176% (1-month USLIBOR +0.005%), 8/27/2020	162,998,698
97,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.080%), 8/3/2020	97,000,000
373,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.192% (1-month USLIBOR +0.020%), 8/28/2020	373,000,000
161,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.192%—0.203% (1-month USLIBOR +0.025%), 8/13/2020 - 8/30/2020	160,997,208
104,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.200% (3-month USLIBOR -0.130%), 9/4/2020	104,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.100%), 8/3/2020	100,000,000
128,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.225% (Effective Fed Funds +0.125%), 8/3/2020	127,996,216
209,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.233%—0.238% (1-month USLIBOR +0.050%), 8/9/2020 - 8/10/2020	208,996,022
162,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.235% (1-month USLIBOR +0.070%), 8/8/2020	161,992,884
395,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.180%), 8/3/2020	395,000,000
714,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.400% (Secured Overnight Financing Rate +0.300%), 8/3/2020	714,000,000
7,529,350,000	[1]	Federal Home Loan Bank System Discount Notes, 0.135%—1.330%, 8/3/2020 - 4/1/2021	7,519,998,304
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.086% (3-month USLIBOR -0.185%), 10/20/2020	249,999,118
447,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.097%—0.108% (3-month USLIBOR -0.200%), 9/18/2020 - 9/24/2020	447,000,000
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$1,184,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.020%), 8/3/2020	$1,184,250,000
883,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.122%—0.137% (1-month USLIBOR -0.050%), 8/20/2020 - 8/27/2020	883,250,000
1,433,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.124%—0.147% (1-month USLIBOR -0.040%), 8/4/2020 - 8/20/2020	1,433,000,000
212,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.025%), 8/3/2020	212,500,000
1,408,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.030%), 8/3/2020	1,408,498,924
412,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.035%), 8/3/2020	412,000,000
177,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.040%), 8/3/2020	176,999,446
242,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.145% (Secured Overnight Financing Rate +0.045%), 8/3/2020	242,000,000
925,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.147%—0.149% (1-month USLIBOR -0.030%), 8/17/2020 - 8/24/2020	925,000,000
470,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.150% (Secured Overnight Financing Rate +0.050%), 8/3/2020	470,600,000
400,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.155% (Secured Overnight Financing Rate +0.055%), 8/3/2020	400,000,000
260,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.065%), 8/3/2020	260,000,000
925,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.075%), 8/3/2020	925,750,000
453,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.176% (1-month USLIBOR +0.000%), 8/16/2020	453,700,000
1,230,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.080%), 8/3/2020	1,230,001,969
435,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.185% (Secured Overnight Financing Rate +0.085%), 8/3/2020	434,996,713
913,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.100%), 8/3/2020	913,000,000
450,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.205% (Secured Overnight Financing Rate +0.105%), 8/3/2020	450,000,000
349,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.206% (1-month USLIBOR +0.020%), 8/19/2020	349,500,000
447,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.215% (Secured Overnight Financing Rate +0.115%), 8/3/2020	447,750,000
405,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.220% (1-month USLIBOR +0.040%), 8/17/2020	405,800,000
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$1,048,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.120%), 8/3/2020	$1,048,399,982
548,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.130%), 8/3/2020	548,200,000
200,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.235% (Secured Overnight Financing Rate +0.135%), 8/3/2020	200,000,000
476,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.150%), 8/3/2020	476,000,000
344,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.170%), 8/3/2020	344,022,927
1,262,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.330% (Secured Overnight Financing Rate +0.230%), 8/3/2020	1,262,400,000
423,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.425% (3-month USLIBOR -0.115%), 8/5/2020	423,600,000
672,000,000		Federal Home Loan Bank System, 0.130%—0.190%, 1/22/2021 - 3/29/2021	671,962,129
672,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.030%), 8/3/2020	672,000,000
565,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.160% (Secured Overnight Financing Rate +0.060%), 8/3/2020	565,000,000
304,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.090%), 8/4/2020	304,000,000
144,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.150%), 8/3/2020	143,930,438
156,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.300% (Secured Overnight Financing Rate +0.200%), 8/3/2020	156,000,000
853,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.370% (Secured Overnight Financing Rate +0.270%), 8/3/2020	853,500,000
27,747,000		Federal Home Loan Mortgage Corp. Notes, 2.375%, 2/16/2021	28,080,801
264,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.040%), 8/3/2020	264,000,000
230,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.075%), 8/3/2020	230,000,000
361,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.080%), 8/3/2020	361,000,000
302,250,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.170%), 8/3/2020	302,250,000
518,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.180%), 8/3/2020	518,000,000
330,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.290% (Secured Overnight Financing Rate +0.190%), 8/3/2020	329,939,196
333,800,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.300% (Secured Overnight Financing Rate +0.200%), 8/3/2020	333,800,000
820,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.320% (Secured Overnight Financing Rate +0.220%), 8/3/2020	820,000,000
Annual Shareholder Report
4

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$59,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.330% (Secured Overnight Financing Rate +0.230%), 8/3/2020	$59,000,000
657,300,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.370% (Secured Overnight Financing Rate +0.270%), 8/3/2020	657,300,000
200,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.390% (Secured Overnight Financing Rate +0.290%), 8/3/2020	200,000,000
455,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.410% (Secured Overnight Financing Rate +0.310%), 8/3/2020	455,500,000
641,050,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.420% (Secured Overnight Financing Rate +0.320%), 8/3/2020	641,050,000
311,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.490% (Secured Overnight Financing Rate +0.390%), 8/3/2020	311,000,000
269,162,900	[2]	Housing and Urban Development Floating Rate Notes, 0.496% (3-month USLIBOR +0.200%), 8/1/2020	269,162,900
		TOTAL GOVERNMENT AGENCIES	39,138,601,261
		U.S. TREASURIES—31.8%
2,666,600,000	[1]	United States Treasury Bills, 0.125%—1.800%, 8/13/2020	2,666,302,632
495,000,000	[1]	United States Treasury Bills, 0.130%, 8/20/2020	494,966,038
695,000,000	[1]	United States Treasury Bills, 0.130%, 12/29/2020	694,623,542
1,650,000,000	[1]	United States Treasury Bills, 0.135%, 8/18/2020	1,649,894,812
936,000,000	[1]	United States Treasury Bills, 0.140%, 9/1/2020	935,887,160
410,000,000	[1]	United States Treasury Bills, 0.140%, 9/17/2020	409,925,061
2,706,200,000	[1]	United States Treasury Bills, 0.145%—0.150%, 9/3/2020	2,705,830,186
2,198,000,000	[1]	United States Treasury Bills, 0.145%—1.740%, 9/10/2020	2,196,747,361
1,589,000,000	[1]	United States Treasury Bills, 0.150%, 10/27/2020	1,588,423,988
1,515,000,000	[1]	United States Treasury Bills, 0.150%, 11/19/2020	1,514,305,628
2,980,000,000	[1]	United States Treasury Bills, 0.155%, 11/12/2020	2,978,678,455
967,000,000	[1]	United States Treasury Bills, 0.160%, 11/27/2020	966,492,864
3,207,000,000	[1]	United States Treasury Bills, 0.165%—0.250%, 9/15/2020	3,206,269,281
600,000,000	[1]	United States Treasury Bills, 0.165%, 10/1/2020	599,832,250
2,629,000,000	[1]	United States Treasury Bills, 0.170%, 9/22/2020	2,628,354,434
1,093,000,000	[1]	United States Treasury Bills, 0.180%, 9/29/2020	1,092,677,565
1,234,000,000	[1]	United States Treasury Bills, 0.185%, 11/24/2020	1,233,270,740
1,138,000,000	[1]	United States Treasury Bills, 0.185%, 12/10/2020	1,137,233,903
1,917,000,000	[1]	United States Treasury Bills, 0.290%, 10/15/2020	1,915,841,813
840,750,000	[1]	United States Treasury Bills, 1.440%, 8/27/2020	839,875,620
1,069,300,000	[2]	United States Treasury Floating Rate Notes, 0.150% (91-day T-Bill +0.045%), 8/4/2020	1,069,130,202
125,800,000	[2]	United States Treasury Floating Rate Notes, 0.259% (91-day T-Bill +0.154%), 8/4/2020	125,800,000
Annual Shareholder Report
5

Principal Amount			Value
		U.S. TREASURIES—continued
$1,905,000,000	[2]	United States Treasury Floating Rate Notes, 0.220% (91-day T-Bill +0.115%), 8/4/2020	$1,904,626,808
703,500,000	[2]	United States Treasury Floating Rate Notes, 0.244% (91-day T-Bill +0.139%), 8/4/2020	703,460,828
374,000,000	[2]	United States Treasury Floating Rate Notes, 0.405% (91-day T-Bill +0.300%), 8/4/2020	374,374,973
414,250,000		United States Treasury Notes, 1.125%—2.500%, 2/28/2021	416,447,924
311,731,000		United States Treasury Notes, 1.250%—2.250%, 3/31/2021	314,801,035
220,000,000		United States Treasury Notes, 1.375%—2.500%, 1/31/2021	222,185,969
840,250,000		United States Treasury Notes, 1.375%—2.625%, 8/31/2020	840,722,566
860,550,000		United States Treasury Notes, 1.375%—2.750%, 9/30/2020	861,845,149
918,600,000		United States Treasury Notes, 1.375%—2.875%, 10/31/2020	922,585,456
890,300,000		United States Treasury Notes, 1.625%—2.750%, 11/30/2020	893,122,911
1,068,800,000		United States Treasury Notes, 1.750%—2.625%, 11/15/2020	1,071,077,793
142,000,000		United States Treasury Notes, 1.875%, 12/15/2020	142,246,327
216,350,000		United States Treasury Notes, 2.000%, 1/15/2021	217,953,107
402,500,000		United States Treasury Notes, 2.250%, 2/15/2021	405,484,260
8,500,000		United States Treasury Notes, 2.375%, 3/15/2021	8,601,752
667,200,000		United States Treasury Notes, 2.375%, 4/15/2021	676,547,394
417,500,000		United States Treasury Notes, 2.500%, 12/31/2020	419,057,185
		TOTAL U.S. TREASURIES	43,045,504,972
		REPURCHASE AGREEMENTS—36.3%
475,000,000		Interest in $750,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $750,006,250 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2070 and the market value of those underlying securities was $766,224,172.	475,000,000
3,500,000,000		Repurchase agreement 0.10%, dated 7/31/2020 under which Australia & New Zealand Banking Group, Melbourne, will repurchase securities provided as collateral for $3,500,029,167 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $3,570,003,693.	3,500,000,000
150,000,000		Repurchase agreement 0.10%, dated 7/31/2020 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $150,001,250 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2050 and the market value of those underlying securities was $154,501,288.	150,000,000
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$800,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 6/4/2020 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,000,266,667 on 8/4/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2070 and the market value of those underlying securities was $1,022,311,182.	$800,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 6/4/2020 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $500,212,500 on 9/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2070 and the market value of those underlying securities was $510,381,351.	400,000,000
959,000,000	Interest in $3,430,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $3,430,022,867 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,498,623,349.	959,000,000
100,000,000	Repurchase agreement 0.09%, dated 7/31/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,000,750 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $102,000,767.	100,000,000
1,737,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,737,014,475 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2022 and the market value of those underlying securities was $1,771,754,789.	1,737,000,000
3,000,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $3,000,025,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2050 and the market value of those underlying securities was $3,060,025,529.	3,000,000,000
Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 7/23/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,213,333 on 8/24/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $2,040,074,803.	$1,000,000,000
400,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $400,003,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2056 and the market value of those underlying securities was $409,170,137.	400,000,000
1,957,478,000	Interest in $2,150,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,150,017,917 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 7/20/2049 and the market value of those underlying securities was $2,193,018,276.	1,957,478,000
1,000,000,000	Repurchase agreement 0.07%, dated 7/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,005,833 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,019,887,487.	1,000,000,000
1,100,000,000	Interest in $1,200,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $1,200,010,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2050 and the market value of those underlying securities was $1,224,010,200.	1,100,000,000
275,000,000	Interest in $375,000,000 joint repurchase agreement 0.13%, dated 6/29/2020 under which Bank of Montreal will repurchase securities provided as collateral for $375,050,104 on 8/5/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $382,548,428.	275,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 0.13%, dated 6/30/2020 under which Bank of Montreal will repurchase securities provided as collateral for $500,081,250 on 8/14/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $510,062,672.	250,000,000
Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$350,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $350,002,917 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2065 and the market value of those underlying securities was $359,944,140.	$350,000,000
700,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $700,005,833 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Government Agency securities with various maturities to 7/1/2050 and the market value of those underlying securities was $714,417,871.	700,000,000
200,000,000	Interest in $250,000,000 joint repurchase agreement 0.20%, dated 4/21/2020 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $250,247,222 on 10/16/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2069 and the market value of those underlying securities was $255,415,204.	200,000,000
1,250,000,000	Interest in $1,750,000,000 joint repurchase agreement 0.10%, dated 3/4/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,750,034,028 on 8/10/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/25/2042 and the market value of those underlying securities was $1,785,027,087.	1,250,000,000
1,140,000,000	Interest in $1,415,000,000 joint repurchase agreement 0.15%, dated 7/13/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,415,182,771 on 8/13/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2025 and the market value of those underlying securities was $1,443,426,373.	1,140,000,000
2,000,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $2,000,013,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $2,040,013,600.	2,000,000,000
Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$700,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.13%, dated 7/17/2020 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,167,917 on 8/20/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $1,530,077,356.	$700,000,000
2,185,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Credit Agricole CIB Paris will repurchase securities provided as collateral for $2,185,014,567 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $2,228,714,885.	2,185,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.12%, dated 7/23/2020 under which Credit Agricole CIB Paris will repurchase securities provided as collateral for $1,000,103,333 on 8/24/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2026 and the market value of those underlying securities was $1,020,040,846.	500,000,000
500,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which Fixed Income Clearing Corporation will repurchase securities provided as collateral for $500,004,167 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 4/15/2021 and the market value of those underlying securities was $510,110,582.	500,000,000
1,500,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,010,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,530,000,018.	1,500,000,000
3,200,000,441	Repurchase agreement 0.10%, dated 7/31/2020 under which Fixed Income Clearing Corporation will repurchase securities provided as collateral for $3,200,027,108 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $3,267,140,019.	3,200,000,441
1,000,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,006,667 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $1,021,214,339.	1,000,000,000
Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$75,000,000	Repurchase agreement 0.09%, dated 7/31/2020 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $75,000,563 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2050 and the market value of those underlying securities was $76,500,000.	$75,000,000
2,650,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,020,000 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $3,063,781,223.	2,650,000,000
2,500,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $2,500,016,667 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2025 and the market value of those underlying securities was $2,550,000,017.	2,500,000,000
1,500,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $2,000,038,889 on 8/7/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2025 and the market value of those underlying securities was $2,040,000,051.	1,500,000,000
450,000,043	Repurchase agreement 0.08%, dated 7/31/2020 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,003,043 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $459,013,565.	450,000,043
75,571,000	Interest in $315,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $315,002,625 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2050 and the market value of those underlying securities was $321,302,678.	75,571,000
Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,430,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $1,500,012,500 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2050 and the market value of those underlying securities was $1,540,978,492.	$1,430,000,000
175,000,000	Interest in $250,000,000 joint repurchase agreement 0.14%, dated 7/23/2020 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $250,058,333 on 9/22/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2050 and the market value of those underlying securities was $256,838,710.	175,000,000
1,300,000,000	Interest in $3,300,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,300,022,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,366,022,443.	1,300,000,000
250,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $1,500,012,500 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2068 and the market value of those underlying securities was $1,530,000,000.	250,000,000
132,000,000	Interest in $300,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Pershing LLC will repurchase securities provided as collateral for $300,002,500 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2050 and the market value of those underlying securities was $306,302,558.	132,000,000
404,728,001	Repurchase agreement 0.11%, dated 7/31/2020 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $404,731,711 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $412,911,261.	404,728,001
Annual Shareholder Report
12

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$143,515,500	Repurchase agreement 0.10%, dated 7/31/2020 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $143,516,696 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $146,731,541.	$143,515,500
450,000,000	Interest in $3,450,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $3,450,028,750 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2050 and the market value of those underlying securities was $3,520,084,403.	450,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,000,013,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $2,040,013,654.	1,000,000,000
1,000,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which State Street Bank and Trust Co., Boston will repurchase securities provided as collateral for $1,000,008,333 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Government Agency securities with various maturities to 2/1/2050 and the market value of those underlying securities was $1,020,978,083.	1,000,000,000
1,200,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,020,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $3,062,824,333.	1,200,000,000
1,947,328,000	Interest in $3,000,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,025,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $3,070,097,364.	1,947,328,000
Annual Shareholder Report
13

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,000,417 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $51,000,431.	$50,000,000
	TOTAL REPURCHASE AGREEMENTS	49,061,620,985
	TOTAL INVESTMENT IN SECURITIES—97.0% (AT AMORTIZED COST)[3]	131,245,727,218
	OTHER ASSETS AND LIABILITIES - NET—3.0%[4]	4,043,119,595
	TOTAL NET ASSETS—100%	$135,288,846,813
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets, as of July 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Select Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2016[2]
	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.012	0.003	0.001	0.000[3]
Net realized gain (loss)	(0.001)	(0.000)[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.012	0.003	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.011)	(0.012)	(0.003)	(0.001)	(0.000)[3]
Distributions from net realized gain	(0.000)[3]	—	(0.000)[3]	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.011)	(0.012)	(0.003)	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.12%	1.23%	0.31%	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses[6]	0.17%	1.15%	1.11%	0.68%	0.42%[7]
Net investment income	0.74%	1.21%	0.24%	0.01%	0.01%[7]
Expense waiver/reimbursement[8]	0.14%	0.13%	0.17%	0.58%	0.85%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,328,261	$3,307	$2,365	$5,259	$11
1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.021	0.013	0.001	0.001
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.021	0.013	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.011)	(0.021)	(0.013)	(0.001)	(0.001)
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.021)	(0.013)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.09%	2.17%	1.26%	0.47%	0.13%
Ratios to Average Net Assets:
Net expenses[3]	0.19%	0.19%	0.19%	0.18%	0.19%
Net investment income	0.97%	2.15%	1.24%	0.47%	0.13%
Expense waiver/reimbursement[4]	0.15%	0.14%	0.15%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,928,127	$23,667,498	$23,308,693	$26,390,917	$23,378,298
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.019	0.010	0.001	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.019	0.010	0.001[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.019)	(0.010)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.019)	(0.010)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.91%	1.94%	1.03%	0.23%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.38%	0.42%	0.41%	0.42%	0.30%
Net investment income	0.83%	1.93%	1.02%	0.23%	0.01%
Expense waiver/reimbursement[4]	0.17%	0.13%	0.13%	0.15%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,300,069	$10,249,258	$7,828,028	$8,078,425	$7,620,524
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2018[1]
	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.019	0.009
Net realized gain	(0.000)[2]	(0.000)[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.019	0.009
Less Distributions:
Distributions from net investment income	(0.009)	(0.019)	(0.009)
Distributions from net realized gain	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.009)	(0.019)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.88%	1.90%	0.91%
Ratios to Average Net Assets:
Net expenses[4]	0.41%	0.45%	0.45%[5]
Net investment income	0.89%	1.97%	1.23%[5]
Expense waiver/reimbursement[6]	0.18%	0.13%	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$253,981	$176,438	$12,413
1	Reflects operations for the period from September 28, 2017 (date of initial investment) to July 31, 2018.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.015	0.006	0.000[1]	0.000[1,2]
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.015	0.006	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.015)	(0.006)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.015)	(0.006)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.63%	1.51%	0.60%	0.03%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.64%	0.84%	0.84%	0.60%	0.39%
Net investment income	0.61%	1.51%	0.60%	0.03%	0.01%
Expense waiver/reimbursement[5]	0.34%	0.13%	0.13%	0.38%	0.58%
Supplemental Data:
Net assets, end of period (000 omitted)	$599,710	$534,565	$494,899	$474,014	$610,317
1	Represents less than $0.001.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.013	0.004	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.013	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.54%	1.35%	0.39%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.71%	1.00%	1.05%	0.59%	0.32%
Net investment income	0.48%	1.35%	0.31%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.47%	0.18%	0.18%	0.64%	0.92%
Supplemental Data:
Net assets, end of period (000 omitted)	$349,935	$259,284	$96,724	$203,670	$350,278
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.020	0.011	0.001	0.001
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.020	0.011	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.010)	(0.020)	(0.011)	(0.001)	(0.001)
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.020)	(0.011)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.99%	2.05%	1.14%	0.36%	0.06%
Ratios to Average Net Assets:
Net expenses[3]	0.30%	0.30%	0.30%	0.29%	0.25%
Net investment income	0.94%	2.04%	1.15%	0.38%	0.06%
Expense waiver/reimbursement[4]	0.14%	0.13%	0.13%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,454,165	$3,399,696	$3,078,850	$2,568,978	$995,373
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.017	0.008	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.017	0.008	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.017)	(0.008)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.017)	(0.008)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.73%	1.67%	0.76%	0.09%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.54%	0.69%	0.68%	0.56%	0.30%
Net investment income	0.66%	1.71%	0.74%	0.09%	0.01%
Expense waiver/reimbursement[4]	0.29%	0.13%	0.13%	0.25%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,303,066	$2,472,153	$597,348	$1,255,471	$1,080,216
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.022	0.013	0.001	0.002
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.022	0.013	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.011)	(0.022)	(0.013)	(0.001)	(0.002)
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.022)	(0.013)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.14%	2.21%	1.29%	0.51%	0.16%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.15%	0.14%	0.16%
Net investment income	0.96%	2.20%	1.28%	0.52%	0.20%
Expense waiver/reimbursement[4]	0.14%	0.13%	0.13%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,682,858	$42,873,211	$29,053,580	$27,271,620	$11,385,203
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2020	Period Ended 7/31/2019[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.012
Net realized gain (loss)	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.012
Less Distributions:
Distributions from net investment income	(0.011)	(0.012)
Distributions from net realized gain	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.011)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	1.14%	1.24%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.15%[5]
Net investment income	0.81%	2.29%[5]
Expense waiver/reimbursement[6]	0.14%	0.13%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,088,675	$355,712
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in repurchase agreements	$49,061,620,985
Investment in securities	82,184,106,233
Investment in securities, at amortized cost		$131,245,727,218
Cash		4,325,204,832
Income receivable		54,913,589
Receivable for shares sold		73,780,860
TOTAL ASSETS		135,699,626,499
Liabilities:
Payable for investments purchased	$317,838,480
Payable for shares redeemed	75,157,895
Income distribution payable	5,640,444
Payable for Directors’/Trustees’ fees (Note 5)	222
Payable for investment adviser fee (Note 5)	243,903
Payable for administrative fees (Note 5)	287,948
Payable for distribution services fee (Note 5)	172,808
Payable for other service fees (Notes 2 and 5)	2,836,467
Accrued expenses (Note 5)	8,601,519
TOTAL LIABILITIES		410,779,686
Net assets for 135,287,932,938 shares outstanding		$135,288,846,813
Net Assets Consist of:
Paid-in capital		$135,287,951,613
Total distributable earnings (loss)		895,200
TOTAL NET ASSETS		$135,288,846,813
Annual Shareholder Report
25

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Select Shares:
$7,328,260,681 ÷ 7,328,211,135 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$29,928,127,323 ÷ 29,927,925,276 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$12,300,069,186 ÷ 12,299,986,147 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$253,980,869 ÷ 253,979,153 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$599,709,700 ÷ 599,705,648 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$349,935,254 ÷ 349,932,885 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,454,164,990 ÷ 3,454,141,634 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$3,303,065,770 ÷ 3,303,043,444 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$76,682,857,925 ÷ 76,682,339,899 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$1,088,675,115 ÷ 1,088,667,717 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Operations
Year Ended July 31, 2020
Investment Income:
Interest			$1,327,882,220
Expenses:
Investment adviser fee (Note 5)		$233,023,063
Administrative fee (Note 5)		91,369,019
Custodian fees		3,502,131
Transfer agent fee (Note 2)		4,622,308
Directors’/Trustees’ fees (Note 5)		542,585
Auditing fees		25,109
Legal fees		7,711
Portfolio accounting fees		341,565
Distribution services fee (Note 5)		11,947,471
Other service fees (Notes 2 and 5)		62,335,682
Share registration costs		7,103,142
Printing and postage		695,058
Miscellaneous (Note 5)		401,233
TOTAL EXPENSES		415,916,077
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(157,352,748)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(14,895,106)
TOTAL WAIVERS AND REIMBURSEMENTS		(172,247,854)
Net expenses			243,668,223
Net investment income			1,084,213,997
Net realized gain on investments			1,437,883
Change in net assets resulting from operations			$1,085,651,880
See Notes which are an integral part of the Financial Statements
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27

Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,084,213,997	$1,555,200,876
Net realized gain (loss)	1,437,883	(703,869)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,085,651,880	1,554,497,007
Distributions to Shareholders:
Select Shares	(37,993,083)	(51,239)
Institutional Shares	(286,535,688)	(503,416,091)
Service Shares	(107,207,632)	(180,538,168)
Administrative Shares	(2,629,456)	(1,402,399)
Cash II Shares	(3,376,746)	(7,780,479)
Cash Series Shares	(1,444,914)	(2,844,512)
Capital Shares	(32,682,492)	(66,418,120)
Trust Shares	(19,803,749)	(29,367,328)
Premier Shares	(586,013,108)	(762,192,726)
Advisor Shares	(6,389,301)	(1,275,830)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,084,076,169)	(1,555,286,892)
Share Transactions:
Proceeds from sale of shares	766,198,188,250	529,508,082,280
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Government Money Market Fund	9,483,150,229	—
Net asset value of shares issued to shareholders in payment of distributions declared	415,005,995	574,052,333
Cost of shares redeemed	(724,800,195,421)	(510,563,122,455)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	51,296,149,053	19,519,012,158
Change in net assets	51,297,724,764	19,518,222,273
Net Assets:
Beginning of period	83,991,122,049	64,472,899,776
End of period	$135,288,846,813	$83,991,122,049
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On November 19, 2019, the Fund acquired all of the net assets of PNC Government Money Market Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class A Shares exchanged, a shareholder received 1.000 shares of the Fund’s Service Shares.
For every one share of the Acquired Fund’s Advisor Shares exchanged, a shareholder received 1.000 shares of the Fund’s Capital Shares.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 1.000 shares of the Fund’s Select Shares.
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29

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
9,483,150,229	$9,483,150,229	$105,367,217,265	$114,850,367,494
Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2020, were as follows:
Net investment income	$1,147,838,495
Net realized gain on investments	1,511,016
Net increase in net assets resulting from operations	$1,149,349,511
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statement of Operations and Statement of Change in Net Assets as of July 31, 2020.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Government Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including
Annual Shareholder Report
30

periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select
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31

classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $172,247,854 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Select Shares	$34,560	$—
Institutional Shares	207,564	—
Service Shares	2,039,896	—
Administrative Shares	2,132	—
Cash II Shares	506,691	(1,635)
Cash Series Shares	115,030	—
Capital Shares	24,754	—
Trust Shares	1,258,682	(29,470)
Premier Shares	427,615	(828)
Advisor Shares	5,384	—
TOTAL	$4,622,308	$(31,933)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Select Shares	$913,039	$—	$—
Institutional Shares	$14,308,985	$(2,554,306)	$—
Service Shares	$32,160,294	$(578,306)	$(4,606,306)
Administrative Shares	$147,815	$(1,295)	$(41,298)
Cash II Shares	$1,395,184	$(2,240)	$(547,130)
Cash Series Shares	$749,610	$(935)	$(332,597)
Capital Shares	$5,209,537	$(29,602)	$(293,265)
Trust Shares	$7,451,218	$(18,283)	$(2,956,192)
TOTAL	$62,335,682	$(3,184,967)	$(8,776,788)
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For the year ended July 31, 2020, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Select Shares[1]:	Shares	Amount	Shares	Amount
Shares sold	8,626,409,532	$8,626,417,143	4,818,821	$4,818,821
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	6,795,016,726	6,795,016,726	—	—
Shares issued to shareholders in payment of distributions declared	2,565,980	2,565,980	50,800	50,800
Shares redeemed	(8,099,088,264)	(8,099,088,264)	(3,927,475)	(3,927,475)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	7,324,903,974	$7,324,911,585	942,146	$942,146
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33

Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	211,827,888,435	$211,827,933,531	166,014,377,662	$166,014,377,662
Shares issued to shareholders in payment of distributions declared	100,763,565	100,763,565	149,805,547	149,805,547
Shares redeemed	(205,668,413,479)	(205,668,413,479)	(165,805,145,488)	(165,805,145,488)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,260,238,521	$6,260,283,617	359,037,721	$359,037,721

Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	36,354,238,413	$36,354,238,413	31,772,505,345	$31,772,505,345
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	2,688,133,493	2,688,133,493	—	—
Shares issued to shareholders in payment of distributions declared	39,433,902	39,433,902	70,803,625	70,803,625
Shares redeemed	(37,031,159,296)	(37,031,201,151)	(29,421,983,010)	(29,421,983,010)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	2,050,646,512	$2,050,604,657	2,421,325,960	$2,421,325,960

Year Ended July 31	2020		2019
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	444,342,022	$444,342,022	324,810,429	$324,810,429
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(366,802,489)	(366,806,281)	(160,783,863)	(160,783,863)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	77,539,533	$77,535,741	164,026,566	$164,026,566
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Year Ended July 31	2020		2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,277,635,750	$1,277,635,750	1,166,455,788	$1,166,455,788
Shares issued to shareholders in payment of distributions declared	3,320,412	3,320,412	7,720,043	7,720,043
Shares redeemed	(1,215,819,655)	(1,215,819,814)	(1,134,504,643)	(1,134,504,643)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	65,136,507	$65,136,348	39,671,188	$39,671,188

Year Ended July 31	2020		2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	2,071,520,153	$2,071,521,083	1,544,423,795	$1,544,423,795
Shares issued to shareholders in payment of distributions declared	1,437,519	1,437,519	2,832,618	2,832,618
Shares redeemed	(1,982,310,542)	(1,982,310,542)	(1,384,694,728)	(1,384,694,728)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	90,647,130	$90,648,060	162,561,685	$162,561,685

Year Ended July 31	2020		2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	12,562,484,759	$12,562,484,759	10,819,267,037	$10,819,267,037
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	10	10	—	—
Shares issued to shareholders in payment of distributions declared	19,279,895	19,279,895	40,865,415	40,865,415
Shares redeemed	(12,527,346,143)	(12,527,354,552)	(10,539,253,111)	(10,539,253,111)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	54,418,521	$54,410,112	320,879,341	$320,879,341
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Year Ended July 31	2020		2019
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	5,695,640,892	$5,695,640,892	4,261,502,788	$4,261,502,788
Shares issued to shareholders in payment of distributions declared	17,088,583	17,088,583	23,495,358	23,495,358
Shares redeemed	(4,881,858,835)	(4,881,869,051)	(2,410,171,983)	(2,410,171,983)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	830,870,640	$830,860,424	1,874,826,163	$1,874,826,163

Year Ended July 31	2020		2019
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	484,873,784,518	$484,873,836,931	313,157,554,587	$313,157,554,587
Shares issued to shareholders in payment of distributions declared	224,762,856	224,762,856	277,203,121	277,203,121
Shares redeemed	(451,289,759,835)	(451,289,759,835)	(299,614,731,341)	(299,614,731,341)
NET CHANGE RESULTING FROM PREMIER SHARES TRANSACTIONS	33,808,787,539	$33,808,839,952	13,820,026,367	$13,820,026,367

Year Ended July 31	2020		2019[2]
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	2,464,137,726	$2,464,137,726	442,366,028	$442,366,028
Shares issued to shareholders in payment of distributions declared	6,353,283	6,353,283	1,275,806	1,275,806
Shares redeemed	(1,737,538,313)	(1,737,572,452)	(87,926,813)	(87,926,813)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	732,952,696	$732,918,557	355,715,021	$355,715,021
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	51,296,141,573	$51,296,149,053	19,519,012,158	$19,519,012,158
1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Reflects operations for the period from January 18, 2019 to July 31, 2019.
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$1,084,076,169	$1,555,286,892
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$895,200
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The Fund used capital loss carryforwards of $703,869 to offset capital gains realized during the year ended July 31, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the Fund’s Adviser voluntarily waived $157,352,748 of its fee and voluntarily reimbursed $31,933 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$743,713	$(88,676)
Cash II Shares	1,953,367	(576,810)
Cash Series Shares	1,799,065	(667,426)
Trust Shares	7,451,326	(1,568,506)
TOTAL	$11,947,471	$(2,901,418)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2020, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2020, FSSC received $359,841 and reimbursed $3,184,967 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares and (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next
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effective Prospectus. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2020, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated Hermes Money Market Obligations Trust and Shareholders of Federated Hermes Government Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Government Obligations Fund (formerly, Federated Government Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’- investment companies since 2006.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000	$1,002.40	$0.85
Institutional Shares	$1,000	$1,002.30	$0.95
Service Shares	$1,000	$1,001.50	$1.74[2]
Administrative Shares	$1,000	$1,001.50	$1.79[3]
Cash II Shares	$1,000	$1,000.90	$2.29[4]
Cash Series Shares	$1,000	$1,000.70	$2.34[5]
Capital Shares	$1,000	$1,001.80	$1.44
Trust Shares	$1,000	$1,001.10	$2.09[6]
Premier Shares	$1,000	$1,002.50	$0.75
Advisor Shares	$1,000	$1,002.50	$0.75
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000	$1,024.00	$0.86
Institutional Shares	$1,000	$1,024.00	$0.96
Service Shares	$1,000	$1,023.10	$1.76[2]
Administrative Shares	$1,000	$1,023.10	$1.81[3]
Cash II Shares	$1,000	$1,022.60	$2.31[4]
Cash Series Shares	$1,000	$1,022.50	$2.36[5]
Capital Shares	$1,000	$1,023.40	$1.46
Trust Shares	$1,000	$1,022.80	$2.11[6]
Premier Shares	$1,000	$1,024.10	$0.75
Advisor Shares	$1,000	$1,024.10	$0.75
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1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.17%
Institutional Shares	0.19%
Service Shares	0.35%
Administrative Shares	0.36%
Cash II Shares	0.46%
Cash Series Shares	0.47%
Capital Shares	0.29%
Trust Shares	0.42%
Premier Shares	0.15%
Advisor Shares	0.15%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Administrative Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.23 and $4.27, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.22 and $5.28, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.48 and $3.52, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Government Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GOVERNMENT OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
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Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
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Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
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In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
Q450513 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	Institutional | GOTXX

Federated Hermes Government Obligations Tax-Managed Fund
(formerly, Federated Government Obligations Tax-Managed Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Government Obligations Tax-Managed Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	56.1%
U.S. Government Agency Securities	46.5%
Other Assets and Liabilities—Net[2]	(2.6)%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.4%
8-30 Days	25.3%
31-90 Days	26.0%
91-180 Days	6.4%
181 Days or more	4.5%
Other Assets and Liabilities—Net[2]	(2.6)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
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Portfolio of Investments
July 31, 2020
Principal Amount			Value
		GOVERNMENT AGENCIES—46.5%
$377,000,000	[1]	Federal Farm Credit System Discount Notes, 0.150%—1.600%, 8/26/2020 - 7/2/2021	$376,074,217
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.148% (1-month USLIBOR -0.025%), 8/28/2020	40,011,036
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.160% (Secured Overnight Financing Rate +0.060%), 8/3/2020	20,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.065%), 8/3/2020	20,000,000
27,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.075%), 8/3/2020	26,999,483
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.176% (1-month USLIBOR +0.005%), 8/27/2020	12,999,896
24,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.178% (1-month USLIBOR +0.000%), 8/13/2020	24,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.080%), 8/3/2020	50,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.196% (1-month USLIBOR +0.010%), 8/19/2020	25,000,180
5,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.100%), 8/3/2020	5,000,000
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.200% (3-month USLIBOR -0.130%), 9/4/2020	8,000,000
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.205% (Secured Overnight Financing Rate +0.105%), 8/3/2020	15,000,000
150,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.110%), 8/3/2020	150,000,000
89,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.130%), 8/3/2020	89,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.232% (1-month USLIBOR +0.050%), 8/9/2020	11,999,669
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.235% (1-month USLIBOR +0.070%), 8/8/2020	12,999,429
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.245% (Secured Overnight Financing Rate +0.145%), 8/3/2020	25,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.180%), 8/3/2020	50,000,000
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.300% (Secured Overnight Financing Rate +0.200%), 8/3/2020	40,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.310% (Secured Overnight Financing Rate +0.210%), 8/3/2020	20,000,000
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$125,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.340% (Secured Overnight Financing Rate +0.240%), 8/3/2020	$124,988,204
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.400% (Secured Overnight Financing Rate +0.300%), 8/3/2020	40,000,000
432,800,000	[1]	Federal Home Loan Bank System Discount Notes, 0.099%—1.330%, 8/7/2020 - 4/1/2021	432,642,107
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.097%—0.108% (3-month USLIBOR -0.200%), 9/18/2020 - 9/24/2020	25,000,000
350,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.020%), 8/3/2020	349,990,683
60,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.122%—0.137% (1-month USLIBOR -0.050%), 8/20/2020 - 8/27/2020	60,000,000
14,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.025%), 8/3/2020	14,000,000
162,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.030%), 8/3/2020	161,999,752
165,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.035%), 8/3/2020	165,000,000
22,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.040%), 8/3/2020	22,500,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.147% (1-month USLIBOR -0.040%), 8/18/2020 - 8/20/2020	40,000,000
38,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.155% (Secured Overnight Financing Rate +0.055%), 8/3/2020	38,486,209
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.075%), 8/3/2020	10,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.176% (1-month USLIBOR +0.000%), 8/16/2020	25,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.080%), 8/3/2020	150,001,712
119,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.185% (Secured Overnight Financing Rate +0.085%), 8/3/2020	118,996,035
180,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.100%), 8/3/2020	180,000,000
24,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.205% (Secured Overnight Financing Rate +0.105%), 8/3/2020	24,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.206% (1-month USLIBOR +0.020%), 8/19/2020	30,000,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.212% (3-month USLIBOR -0.235%), 8/10/2020	40,000,000
15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.215% (Secured Overnight Financing Rate +0.115%), 8/3/2020	15,000,000
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$65,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.120%), 8/3/2020	$65,000,000
52,450,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.130%), 8/3/2020	52,446,688
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.235% (Secured Overnight Financing Rate +0.135%), 8/3/2020	10,000,000
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.150%), 8/3/2020	10,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.170%), 8/3/2020	20,000,000
80,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.330% (Secured Overnight Financing Rate +0.230%), 8/3/2020	80,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.425% (3-month USLIBOR -0.115%), 8/5/2020	25,000,000
120,000,000		Federal Home Loan Bank System, 0.120%—0.180%, 10/28/2020 - 4/27/2021	119,993,810
		TOTAL GOVERNMENT AGENCIES	3,472,129,110
		U.S. TREASURY—56.1%
100,000,000		United States Treasury Bill, 0.095%, 9/8/2020	99,989,972
200,000,000		United States Treasury Bill, 0.095%, 9/29/2020	199,970,444
29,000,000		United States Treasury Bill, 0.108%, 10/22/2020	28,992,866
25,000,000		United States Treasury Bill, 0.115%, 8/11/2020	24,999,201
35,000,000		United States Treasury Bill, 0.147%, 10/13/2020	34,989,532
50,000,000		United States Treasury Bill, 0.150%, 10/8/2020	49,985,833
75,000,000		United States Treasury Bill, 0.150%, 11/19/2020	74,965,625
125,000,000		United States Treasury Bill, 0.155%, 11/12/2020	124,944,566
50,000,000		United States Treasury Bill, 0.160%, 11/27/2020	49,973,778
69,000,000		United States Treasury Bill, 0.165%, 9/24/2020	68,982,923
50,000,000		United States Treasury Bill, 0.185%, 11/24/2020	49,970,451
225,000,000		United States Treasury Bills, 0.085%—0.140%, 8/25/2020	224,979,916
402,000,000		United States Treasury Bills, 0.090%—0.135%, 8/18/2020	401,975,478
252,000,000		United States Treasury Bills, 0.097%—0.150%, 9/3/2020	251,969,710
225,000,000		United States Treasury Bills, 0.100%—0.170%, 9/22/2020	224,959,916
150,000,000		United States Treasury Bills, 0.110%—0.165%, 9/15/2020	149,972,500
481,000,000		United States Treasury Bills, 0.115%—0.145%, 8/4/2020	480,995,378
244,000,000		United States Treasury Bills, 0.121%—0.130%, 8/20/2020	243,984,262
250,000,000		United States Treasury Bills, 0.125%—1.800%, 8/13/2020	249,975,458
125,000,000		United States Treasury Bills, 0.130%—1.440%, 8/27/2020	124,964,611
150,000,000		United States Treasury Bills, 0.140%—0.175%, 9/17/2020	149,968,014
60,000,000		United States Treasury Bills, 0.140%—0.150%, 10/27/2020	59,978,492
130,000,000		United States Treasury Bills, 0.145%—0.165%, 10/1/2020	129,966,874
Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$125,000,000		United States Treasury Bills, 0.145%—0.290%, 10/15/2020	$124,947,135
175,000,000		United States Treasury Bills, 0.170%—1.748%, 9/10/2020	174,916,736
122,000,000	[2]	United States Treasury Floating Rate Notes, 0.150% (91-day T-Bill +0.045%), 8/4/2020	121,975,920
80,000,000	[2]	United States Treasury Floating Rate Notes, 0.220% (91-day T-Bill +0.115%), 8/4/2020	79,988,322
9,950,000	[2]	United States Treasury Floating Rate Notes, 0.244% (91-day T-Bill +0.139%), 8/4/2020	9,946,506
10,000,000	[2]	United States Treasury Floating Rate Notes, 0.405% (91-day T-Bill +0.300%), 8/4/2020	10,000,000
10,000,000		United States Treasury Note, 1.750%, 11/15/2020	10,002,736
11,000,000		United States Treasury Note, 2.000%, 1/15/2021	11,081,508
6,000,000		United States Treasury Note, 2.250%, 2/15/2021	6,028,171
6,000,000		United States Treasury Note, 2.250%, 3/31/2021	6,070,297
25,000,000		United States Treasury Note, 2.375%, 4/15/2021	25,354,573
15,000,000		United States Treasury Note, 2.750%, 9/30/2020	15,026,699
10,000,000		United States Treasury Note, 2.875%, 10/31/2020	10,065,520
11,000,000		United States Treasury Notes, 1.125%—2.500%, 2/28/2021	11,035,840
68,000,000		United States Treasury Notes, 1.375%—2.625%, 8/31/2020	68,050,830
10,000,000		United States Treasury Notes, 1.625%—2.750%, 11/30/2020	10,029,429
		TOTAL U.S. TREASURY	4,195,976,022
		TOTAL INVESTMENT IN SECURITIES—102.6% (AT AMORTIZED COST)[3]	7,668,105,132
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[4]	(196,608,505)
		TOTAL NET ASSETS—100%	$7,471,496,627
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Annual Shareholder Report
5

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.021	0.012	0.004	0.002
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.021	0.012	0.004	0.002
Less Distributions:
Distributions from net investment income	(0.011)	(0.021)	(0.012)	(0.004)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.021)	(0.012)	(0.004)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.10%	2.13%	1.23%	0.44%	0.13%
Ratios to Average Net Assets:
Net expenses[3,4]	0.20%	0.20%	0.20%	0.20%	0.19%
Net investment income	0.95%	2.11%	1.21%	0.43%	0.13%
Expense waiver/reimbursement[5]	0.09%	0.09%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,366,142	$3,019,468	$2,739,607	$3,074,463	$2,861,313
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20%, 0.20%, 0.20% and 0.19% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in securities, at amortized cost and fair value		$7,668,105,132
Cash		2,332,890
Income receivable		1,935,998
Receivable for shares sold		298,403
TOTAL ASSETS		7,672,672,423
Liabilities:
Payable for investments purchased	$199,970,444
Payable for shares redeemed	387,722
Income distribution payable	165,152
Payable for other service fees (Notes 2 and 5)	155,042
Payable for investment adviser fee (Note 5)	21,482
Payable for administrative fee (Note 5)	16,281
Payable for Directors’/Trustees’ fees (Note 5)	2,738
Accrued expenses (Note 5)	456,935
TOTAL LIABILITIES		201,175,796
Net assets for 7,471,224,105 shares outstanding		$7,471,496,627
Net Assets Consists of:
Paid-in capital		$7,471,233,482
Total distributable earnings		263,145
TOTAL NET ASSETS		$7,471,496,627
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$154,560,797 ÷ 154,555,377 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$4,366,141,501 ÷ 4,365,977,753 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,950,794,329 ÷ 2,950,690,975 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended July 31, 2020
Investment Income:
Interest			$85,807,454
Expenses:
Investment adviser fee (Note 5)		$14,213,771
Administrative fee (Note 5)		5,575,870
Custodian fees		213,622
Transfer agent fees (Note 2)		177,876
Directors’/Trustees’ fees (Note 5)		39,825
Auditing fees		23,960
Legal fees		7,743
Other service fees (Notes 2 and 5)		7,548,076
Portfolio accounting fees		185,911
Share registration costs		382,716
Printing and postage		37,689
Miscellaneous (Notes 5)		84,163
TOTAL EXPENSES		28,491,222
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(6,276,812)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(1,317,770)
Reduction of custodian fees (Note 6)	(13,837)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(7,608,419)
Net expenses			20,882,803
Net investment income			64,924,651
Net realized gain on investments			402,347
Change in net assets resulting from operations			$65,326,998
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,924,651	$113,639,782
Net realized gain	402,347	62,039
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	65,326,998	113,701,821
Distributions to Shareholders:
Automated Shares	(1,274,075)	(3,133,168)
Institutional Shares	(39,051,506)	(63,369,947)
Service Shares	(24,794,362)	(47,189,849)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(65,119,943)	(113,692,964)
Share Transactions:
Proceeds from sale of shares	23,251,616,621	16,160,158,776
Net asset value of shares issued to shareholders in payment of distributions declared	15,619,988	21,394,447
Cost of shares redeemed	(21,696,995,746)	(15,847,785,551)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,570,240,863	333,767,672
Change in net assets	1,570,447,918	333,776,529
Net Assets:
Beginning of period	5,901,048,709	5,567,272,180
End of period	$7,471,496,627	$5,901,048,709
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Automated Shares and Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Government Obligations Tax-Managed Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
11

The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $7,608,419 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended July 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees waived by Unaffiliated Third Parties
Automated Shares	$105,971	$—	$(144)
Institutional Shares	41,445	(14)	—
Service Shares	30,460	—	—
TOTAL	$177,876	$(14)	$(144)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
12

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees waived by Unaffiliated Third Parties
Automated Shares	$376,231	$(12,893)	$(74,283)
Service Shares	7,171,845	(94,785)	(1,135,651)
TOTAL	$7,548,076	$(107,678)	$(1,209,934)
For the year ended July 31, 2020, the Fund’s Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
13

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	267,957,829	$267,957,829	291,370,422	$291,370,422
Shares issued to shareholders in payment of distributions declared	1,158,084	1,158,084	2,918,617	2,918,617
Shares redeemed	(297,498,230)	(297,498,230)	(287,378,084)	(287,378,084)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(28,382,317)	$(28,382,317)	6,910,955	$6,910,955

Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,927,428,623	$15,927,428,623	9,345,628,188	$9,345,628,188
Shares issued to shareholders in payment of distributions declared	12,644,697	12,644,697	15,221,153	15,221,153
Shares redeemed	(14,593,525,847)	(14,593,525,847)	(9,080,993,980)	(9,080,993,980)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,346,547,473	$1,346,547,473	279,855,361	$279,855,361

Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,056,230,169	$7,056,230,169	6,523,160,166	$6,523,160,166
Shares issued to shareholders in payment of distributions declared	1,817,207	1,817,207	3,254,677	3,254,677
Shares redeemed	(6,805,971,668)	(6,805,971,669)	(6,479,413,487)	(6,479,413,487)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	252,075,708	$252,075,707	47,001,356	$47,001,356
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,570,240,864	$1,570,240,863	333,767,672	$333,767,672
Annual Shareholder Report
14

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary Income[1]	$65,119,943	$113,692,964
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$259,950
Undistributed long-term capital gains	$3,195
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2020, the Adviser voluntarily waived $6,276,812 of its fee and voluntarily reimbursed $14 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2020, FSSC received $8,438 and reimbursed $107,678 of the other service fees disclosed in Note 2.
Interfund Transactions
During the year ended July 31, 2020, the Fund engaged in purchase and sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $154,973,257 and $278,990,632, respectively. Net realized gain recognized on these transactions was $434.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Expense reduction
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2020, the Fund’s expenses were reduced by $13,837 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
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8. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2020, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the federated hermes Money Market Obligations Trust and THE Institutional Class Shareholders of Federated Hermes Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Government Obligations Tax-Managed Fund (formerly, Federated Government Obligations Tax-Managed Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes investment companies since 2006.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual:	$1,000	$1,002.40	$1.00
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,023.87	$1.01
1	Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Government Obligations Tax-Managed Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GOVERNMENT OBLIGATIONS TAX-MANAGED FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
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Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report
32

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated
Annual Shareholder Report
33

Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Shareholder Report
34

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Annual Shareholder Report
35

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
37

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Hermes Government Obligations Tax-Managed Fund
(formerly, Federated Government Obligations Tax-Managed Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Government Obligations Tax-Managed Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	56.1%
U.S. Government Agency Securities	46.5%
Other Assets and Liabilities—Net[2]	(2.6)%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.4%
8-30 Days	25.3%
31-90 Days	26.0%
91-180 Days	6.4%
181 Days or more	4.5%
Other Assets and Liabilities—Net[2]	(2.6)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2020
Principal Amount			Value
		GOVERNMENT AGENCIES—46.5%
$377,000,000	[1]	Federal Farm Credit System Discount Notes, 0.150%—1.600%, 8/26/2020 - 7/2/2021	$376,074,217
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.148% (1-month USLIBOR -0.025%), 8/28/2020	40,011,036
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.160% (Secured Overnight Financing Rate +0.060%), 8/3/2020	20,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.065%), 8/3/2020	20,000,000
27,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.075%), 8/3/2020	26,999,483
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.176% (1-month USLIBOR +0.005%), 8/27/2020	12,999,896
24,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.178% (1-month USLIBOR +0.000%), 8/13/2020	24,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.080%), 8/3/2020	50,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.196% (1-month USLIBOR +0.010%), 8/19/2020	25,000,180
5,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.100%), 8/3/2020	5,000,000
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.200% (3-month USLIBOR -0.130%), 9/4/2020	8,000,000
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.205% (Secured Overnight Financing Rate +0.105%), 8/3/2020	15,000,000
150,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.110%), 8/3/2020	150,000,000
89,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.130%), 8/3/2020	89,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.232% (1-month USLIBOR +0.050%), 8/9/2020	11,999,669
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.235% (1-month USLIBOR +0.070%), 8/8/2020	12,999,429
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.245% (Secured Overnight Financing Rate +0.145%), 8/3/2020	25,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.180%), 8/3/2020	50,000,000
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.300% (Secured Overnight Financing Rate +0.200%), 8/3/2020	40,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.310% (Secured Overnight Financing Rate +0.210%), 8/3/2020	20,000,000
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$125,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.340% (Secured Overnight Financing Rate +0.240%), 8/3/2020	$124,988,204
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.400% (Secured Overnight Financing Rate +0.300%), 8/3/2020	40,000,000
432,800,000	[1]	Federal Home Loan Bank System Discount Notes, 0.099%—1.330%, 8/7/2020 - 4/1/2021	432,642,107
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.097%—0.108% (3-month USLIBOR -0.200%), 9/18/2020 - 9/24/2020	25,000,000
350,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.020%), 8/3/2020	349,990,683
60,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.122%—0.137% (1-month USLIBOR -0.050%), 8/20/2020 - 8/27/2020	60,000,000
14,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.025%), 8/3/2020	14,000,000
162,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.030%), 8/3/2020	161,999,752
165,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.035%), 8/3/2020	165,000,000
22,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.040%), 8/3/2020	22,500,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.147% (1-month USLIBOR -0.040%), 8/18/2020 - 8/20/2020	40,000,000
38,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.155% (Secured Overnight Financing Rate +0.055%), 8/3/2020	38,486,209
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.075%), 8/3/2020	10,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.176% (1-month USLIBOR +0.000%), 8/16/2020	25,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.080%), 8/3/2020	150,001,712
119,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.185% (Secured Overnight Financing Rate +0.085%), 8/3/2020	118,996,035
180,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.100%), 8/3/2020	180,000,000
24,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.205% (Secured Overnight Financing Rate +0.105%), 8/3/2020	24,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.206% (1-month USLIBOR +0.020%), 8/19/2020	30,000,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.212% (3-month USLIBOR -0.235%), 8/10/2020	40,000,000
15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.215% (Secured Overnight Financing Rate +0.115%), 8/3/2020	15,000,000
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$65,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.120%), 8/3/2020	$65,000,000
52,450,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.130%), 8/3/2020	52,446,688
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.235% (Secured Overnight Financing Rate +0.135%), 8/3/2020	10,000,000
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.150%), 8/3/2020	10,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.170%), 8/3/2020	20,000,000
80,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.330% (Secured Overnight Financing Rate +0.230%), 8/3/2020	80,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.425% (3-month USLIBOR -0.115%), 8/5/2020	25,000,000
120,000,000		Federal Home Loan Bank System, 0.120%—0.180%, 10/28/2020 - 4/27/2021	119,993,810
		TOTAL GOVERNMENT AGENCIES	3,472,129,110
		U.S. TREASURY—56.1%
100,000,000		United States Treasury Bill, 0.095%, 9/8/2020	99,989,972
200,000,000		United States Treasury Bill, 0.095%, 9/29/2020	199,970,444
29,000,000		United States Treasury Bill, 0.108%, 10/22/2020	28,992,866
25,000,000		United States Treasury Bill, 0.115%, 8/11/2020	24,999,201
35,000,000		United States Treasury Bill, 0.147%, 10/13/2020	34,989,532
50,000,000		United States Treasury Bill, 0.150%, 10/8/2020	49,985,833
75,000,000		United States Treasury Bill, 0.150%, 11/19/2020	74,965,625
125,000,000		United States Treasury Bill, 0.155%, 11/12/2020	124,944,566
50,000,000		United States Treasury Bill, 0.160%, 11/27/2020	49,973,778
69,000,000		United States Treasury Bill, 0.165%, 9/24/2020	68,982,923
50,000,000		United States Treasury Bill, 0.185%, 11/24/2020	49,970,451
225,000,000		United States Treasury Bills, 0.085%—0.140%, 8/25/2020	224,979,916
402,000,000		United States Treasury Bills, 0.090%—0.135%, 8/18/2020	401,975,478
252,000,000		United States Treasury Bills, 0.097%—0.150%, 9/3/2020	251,969,710
225,000,000		United States Treasury Bills, 0.100%—0.170%, 9/22/2020	224,959,916
150,000,000		United States Treasury Bills, 0.110%—0.165%, 9/15/2020	149,972,500
481,000,000		United States Treasury Bills, 0.115%—0.145%, 8/4/2020	480,995,378
244,000,000		United States Treasury Bills, 0.121%—0.130%, 8/20/2020	243,984,262
250,000,000		United States Treasury Bills, 0.125%—1.800%, 8/13/2020	249,975,458
125,000,000		United States Treasury Bills, 0.130%—1.440%, 8/27/2020	124,964,611
150,000,000		United States Treasury Bills, 0.140%—0.175%, 9/17/2020	149,968,014
60,000,000		United States Treasury Bills, 0.140%—0.150%, 10/27/2020	59,978,492
130,000,000		United States Treasury Bills, 0.145%—0.165%, 10/1/2020	129,966,874
Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$125,000,000		United States Treasury Bills, 0.145%—0.290%, 10/15/2020	$124,947,135
175,000,000		United States Treasury Bills, 0.170%—1.748%, 9/10/2020	174,916,736
122,000,000	[2]	United States Treasury Floating Rate Notes, 0.150% (91-day T-Bill +0.045%), 8/4/2020	121,975,920
80,000,000	[2]	United States Treasury Floating Rate Notes, 0.220% (91-day T-Bill +0.115%), 8/4/2020	79,988,322
9,950,000	[2]	United States Treasury Floating Rate Notes, 0.244% (91-day T-Bill +0.139%), 8/4/2020	9,946,506
10,000,000	[2]	United States Treasury Floating Rate Notes, 0.405% (91-day T-Bill +0.300%), 8/4/2020	10,000,000
10,000,000		United States Treasury Note, 1.750%, 11/15/2020	10,002,736
11,000,000		United States Treasury Note, 2.000%, 1/15/2021	11,081,508
6,000,000		United States Treasury Note, 2.250%, 2/15/2021	6,028,171
6,000,000		United States Treasury Note, 2.250%, 3/31/2021	6,070,297
25,000,000		United States Treasury Note, 2.375%, 4/15/2021	25,354,573
15,000,000		United States Treasury Note, 2.750%, 9/30/2020	15,026,699
10,000,000		United States Treasury Note, 2.875%, 10/31/2020	10,065,520
11,000,000		United States Treasury Notes, 1.125%—2.500%, 2/28/2021	11,035,840
68,000,000		United States Treasury Notes, 1.375%—2.625%, 8/31/2020	68,050,830
10,000,000		United States Treasury Notes, 1.625%—2.750%, 11/30/2020	10,029,429
		TOTAL U.S. TREASURY	4,195,976,022
		TOTAL INVESTMENT IN SECURITIES—102.6% (AT AMORTIZED COST)[3]	7,668,105,132
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[4]	(196,608,505)
		TOTAL NET ASSETS—100%	$7,471,496,627
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
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5

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.018	0.009	0.001	0.001
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.018	0.009	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.008)	(0.018)	(0.009)	(0.001)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.018)	(0.009)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.83%	1.81%	0.93%	0.14%	0.01%
Ratios to Average Net Assets:
Net expenses[3,4]	0.47%	0.52%	0.51%	0.50%	0.37%
Net investment income	0.84%	1.79%	0.93%	0.14%	0.01%
Expense waiver/reimbursement[5]	0.15%	0.09%	0.09%	0.11%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,561	$182,939	$176,028	$177,555	$190,937
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.47%, 0.52%, 0.51%, 0.50% and 0.37% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.021	0.012	0.004	0.002
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.021	0.012	0.004	0.002
Less Distributions:
Distributions from net investment income	(0.011)	(0.021)	(0.012)	(0.004)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.021)	(0.012)	(0.004)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.10%	2.13%	1.23%	0.44%	0.13%
Ratios to Average Net Assets:
Net expenses[3,4]	0.20%	0.20%	0.20%	0.20%	0.19%
Net investment income	0.95%	2.11%	1.21%	0.43%	0.13%
Expense waiver/reimbursement[5]	0.09%	0.09%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,366,142	$3,019,468	$2,739,607	$3,074,463	$2,861,313
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20%, 0.20%, 0.20% and 0.19% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.019	0.010	0.002	0.001
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.019	0.010	0.002	0.001
Less Distributions:
Distributions from net investment income	(0.009)	(0.019)	(0.010)	(0.002)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.019)	(0.010)	(0.002)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.89%	1.88%	0.98%	0.19%	0.01%
Ratios to Average Net Assets:
Net expenses[3,4]	0.41%	0.45%	0.45%	0.45%	0.30%
Net investment income	0.86%	1.86%	0.96%	0.20%	0.01%
Expense waiver/reimbursement[5]	0.13%	0.09%	0.09%	0.09%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,950,794	$2,698,641	$2,651,637	$3,010,073	$2,693,327
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.41%, 0.45%, 0.45%, 0.45% and 0.30% for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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9

Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in securities, at amortized cost and fair value		$7,668,105,132
Cash		2,332,890
Income receivable		1,935,998
Receivable for shares sold		298,403
TOTAL ASSETS		7,672,672,423
Liabilities:
Payable for investments purchased	$199,970,444
Payable for shares redeemed	387,722
Income distribution payable	165,152
Payable for other service fees (Notes 2 and 5)	155,042
Payable for investment adviser fee (Note 5)	21,482
Payable for administrative fee (Note 5)	16,281
Payable for Directors’/Trustees’ fees (Note 5)	2,738
Accrued expenses (Note 5)	456,935
TOTAL LIABILITIES		201,175,796
Net assets for 7,471,224,105 shares outstanding		$7,471,496,627
Net Assets Consists of:
Paid-in capital		$7,471,233,482
Total distributable earnings		263,145
TOTAL NET ASSETS		$7,471,496,627
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$154,560,797 ÷ 154,555,377 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$4,366,141,501 ÷ 4,365,977,753 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,950,794,329 ÷ 2,950,690,975 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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10

Statement of Operations
Year Ended July 31, 2020
Investment Income:
Interest			$85,807,454
Expenses:
Investment adviser fee (Note 5)		$14,213,771
Administrative fee (Note 5)		5,575,870
Custodian fees		213,622
Transfer agent fees (Note 2)		177,876
Directors’/Trustees’ fees (Note 5)		39,825
Auditing fees		23,960
Legal fees		7,743
Other service fees (Notes 2 and 5)		7,548,076
Portfolio accounting fees		185,911
Share registration costs		382,716
Printing and postage		37,689
Miscellaneous (Notes 5)		84,163
TOTAL EXPENSES		28,491,222
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(6,276,812)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(1,317,770)
Reduction of custodian fees (Note 6)	(13,837)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(7,608,419)
Net expenses			20,882,803
Net investment income			64,924,651
Net realized gain on investments			402,347
Change in net assets resulting from operations			$65,326,998
See Notes which are an integral part of the Financial Statements
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11

Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,924,651	$113,639,782
Net realized gain	402,347	62,039
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	65,326,998	113,701,821
Distributions to Shareholders:
Automated Shares	(1,274,075)	(3,133,168)
Institutional Shares	(39,051,506)	(63,369,947)
Service Shares	(24,794,362)	(47,189,849)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(65,119,943)	(113,692,964)
Share Transactions:
Proceeds from sale of shares	23,251,616,621	16,160,158,776
Net asset value of shares issued to shareholders in payment of distributions declared	15,619,988	21,394,447
Cost of shares redeemed	(21,696,995,746)	(15,847,785,551)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,570,240,863	333,767,672
Change in net assets	1,570,447,918	333,776,529
Net Assets:
Beginning of period	5,901,048,709	5,567,272,180
End of period	$7,471,496,627	$5,901,048,709
See Notes which are an integral part of the Financial Statements
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12

Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Government Obligations Tax-Managed Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $7,608,419 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the year ended July 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees waived by Unaffiliated Third Parties
Automated Shares	$105,971	$—	$(144)
Institutional Shares	41,445	(14)	—
Service Shares	30,460	—	—
TOTAL	$177,876	$(14)	$(144)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees waived by Unaffiliated Third Parties
Automated Shares	$376,231	$(12,893)	$(74,283)
Service Shares	7,171,845	(94,785)	(1,135,651)
TOTAL	$7,548,076	$(107,678)	$(1,209,934)
For the year ended July 31, 2020, the Fund’s Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	267,957,829	$267,957,829	291,370,422	$291,370,422
Shares issued to shareholders in payment of distributions declared	1,158,084	1,158,084	2,918,617	2,918,617
Shares redeemed	(297,498,230)	(297,498,230)	(287,378,084)	(287,378,084)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(28,382,317)	$(28,382,317)	6,910,955	$6,910,955

Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,927,428,623	$15,927,428,623	9,345,628,188	$9,345,628,188
Shares issued to shareholders in payment of distributions declared	12,644,697	12,644,697	15,221,153	15,221,153
Shares redeemed	(14,593,525,847)	(14,593,525,847)	(9,080,993,980)	(9,080,993,980)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,346,547,473	$1,346,547,473	279,855,361	$279,855,361

Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,056,230,169	$7,056,230,169	6,523,160,166	$6,523,160,166
Shares issued to shareholders in payment of distributions declared	1,817,207	1,817,207	3,254,677	3,254,677
Shares redeemed	(6,805,971,668)	(6,805,971,669)	(6,479,413,487)	(6,479,413,487)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	252,075,708	$252,075,707	47,001,356	$47,001,356
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,570,240,864	$1,570,240,863	333,767,672	$333,767,672
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16

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary Income[1]	$65,119,943	$113,692,964
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$259,950
Undistributed long-term capital gains	$3,195
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2020, the Adviser voluntarily waived $6,276,812 of its fee and voluntarily reimbursed $14 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2020, FSSC received $8,438 and reimbursed $107,678 of the other service fees disclosed in Note 2.
Interfund Transactions
During the year ended July 31, 2020, the Fund engaged in purchase and sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $154,973,257 and $278,990,632, respectively. Net realized gain recognized on these transactions was $434.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Expense reduction
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2020, the Fund’s expenses were reduced by $13,837 under these arrangements.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
8. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2020, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
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19

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated hermes Money Market Obligations Trust and Shareholders of Federated Hermes Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Government Obligations Tax-Managed Fund (formerly, Federated Government Obligations Tax-Managed Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Markets Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes investment companies since 2006.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,001.40	$1.99[2]
Institutional Shares	$1,000	$1,002.40	$1.00
Service Shares	$1,000	$1,001.60	$1.84[3]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.87	$2.01[2]
Institutional Shares	$1,000	$1,023.87	$1.01
Service Shares	$1,000	$1,023.02	$1.86[3]
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.40%
Institutional Shares	0.20%
Service Shares	0.37%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.74 and $2.77, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Government Obligations Tax-Managed Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GOVERNMENT OBLIGATIONS TAX-MANAGED FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
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Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated
Annual Shareholder Report
35

Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Shareholder Report
36

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Annual Shareholder Report
37

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
39

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
39009 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Hermes Institutional Money Market Management
(formerly, Federated Institutional Money Market Management)
Fund Established 1974

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Institutional Money Market Management
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	53.8%
Other Repurchase Agreements and Repurchase Agreements	17.8%
Variable Instruments	15.2%
Certificates of Deposit	8.8%
Time Deposit	4.4%
Other Assets and Liabilities—Net[2]	(0.0)%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.6%[4]
8-30 Days	15.5%
31-90 Days	30.8%
91-180 Days	9.7%
181 Days or more	0.4%
Other Assets and Liabilities—Net[2]	(0.0)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 22.5% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2020
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—8.8%
		Finance - Banking—8.8%
$15,000,000		Bank of Montreal, 0.220%, 10/29/2020	$15,000,075
5,000,000		Canadian Imperial Bank of Commerce, 0.600%, 5/3/2021	5,012,493
55,000,000		Mizuho Bank Ltd., .200%—.220%, 8/3/2020 - 8/18/2020	55,000,000
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.220%, 8/17/2020	25,000,000
20,000,000		Svenska Handelsbanken, Stockholm, 1.280%, 8/3/2020	20,001,990
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $120,000,000)	120,014,558
	[1]	COMMERCIAL PAPER—53.8%
		Aerospace/Auto—3.3%
10,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. Support Agreement), 0.380%, 12/16/2020	9,989,803
35,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.511%—1.735%, 10/27/2020 - 10/29/2020	34,982,100
		TOTAL	44,971,903
		Finance - Banking—8.4%
25,000,000		DNB Bank ASA, 0.190%, 10/27/2020	24,989,733
10,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.240%, 8/13/2020	9,999,200
2,200,000		Malayan Banking Berhad, New York, (Wells Fargo Bank, N.A. LOC), 0.400%, 12/14/2020	2,198,246
25,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.160%, 9/2/2020	24,996,444
32,000,000		Nordea Bank Abp, 0.190%—0.250%, 9/15/2020 - 10/27/2020	31,987,206
20,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.200%, 8/4/2020	19,999,667
		TOTAL	114,170,496
		Finance - Commercial—7.3%
10,000,000		CHARTA, LLC, 0.370%, 11/3/2020	9,994,379
25,000,000		CRC Funding, LLC, 0.200%, 11/4/2020	24,986,533
65,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%—0.230%, 8/18/2020 - 9/22/2020	64,988,367
		TOTAL	99,969,279
		Finance - Retail—10.8%
65,000,000		Chariot Funding LLC, 0.230%—0.350%, 8/7/2020 - 11/19/2020	64,973,176
32,000,000		Old Line Funding, LLC, 1.076%—1.593%, 8/5/2020 - 10/20/2020	31,991,344
50,000,000		Sheffield Receivables Company LLC, 0.300%—1.356%, 8/7/2020 - 10/23/2020	49,992,822
		TOTAL	146,957,342
Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—7.8%
$15,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.103%, 8/14/2020	$14,999,183
15,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 0.300%, 1/20/2021	14,978,880
10,500,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 1.033%, 8/20/2020	10,499,131
65,000,000		Ridgefield Funding Company, LLC Series A, 0.120%—0.130%, 8/3/2020 - 8/6/2020	64,998,964
		TOTAL	105,476,158
		Pharmaceuticals and Health Care—1.1%
15,000,000		Pfizer, Inc., 1.247%, 9/8/2020	14,998,180
		Sovereign—15.1%
50,000,000		Caisse des Depots et Consignations (CDC), 0.250%—0.275%, 9/16/2020 - 10/19/2020	49,987,416
15,000,000		Erste Abwicklungsanstalt, 0.240%, 9/21/2020	14,994,900
15,000,000		European Investment Bank, 1.394%—1.445%, 11/20/2020 - 11/23/2020	14,994,775
65,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.250%—0.280%, 8/16/2020 - 10/29/2020	64,981,011
60,000,000		Nederlandse Waterschapsbank NV, 0.120%—0.190%, 8/6/2020 - 11/5/2020	59,994,155
		TOTAL	204,952,257
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $731,196,159)	731,495,615
	[2]	NOTES - VARIABLE—15.2%
		Finance - Banking—15.2%
11,000,000		Bank of Montreal, 0.426% (3-month USLIBOR +0.120%), 9/28/2020	11,000,000
5,000,000		Bank of Montreal, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	5,001,679
10,000,000		Bank of Montreal, 0.535% (3-month USLIBOR +0.100%), 8/12/2020	10,001,564
10,000,000		Bank of Nova Scotia, Toronto, 0.386% (1-month USLIBOR +0.220%), 8/10/2020	10,001,583
10,000,000		Bank of Nova Scotia, Toronto, 0.408% (3-month USLIBOR +0.140%), 10/30/2020	10,003,864
15,000,000		Bank of Nova Scotia, Toronto, 0.631% (3-month USLIBOR +0.130%), 8/6/2020	15,005,363
5,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2020	5,002,008
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.405% (3-month USLIBOR +0.150%), 10/23/2020	15,005,663
Annual Shareholder Report
3

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$6,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.429% (3-month USLIBOR +0.130%), 9/17/2020	$6,000,000
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.487% (3-month USLIBOR +0.190%), 9/25/2020	15,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.563% (3-month USLIBOR +0.130%), 8/13/2020	10,003,572
15,000,000		Canadian Imperial Bank of Commerce, 0.380% (Secured Overnight Financing Rate +0.280%), 8/3/2020	15,005,570
20,000,000		Canadian Imperial Bank of Commerce, 0.414% (1-month USLIBOR +0.250%), 8/4/2020	20,015,438
10,000,000		Toronto Dominion Bank, 0.474% (3-month USLIBOR +0.190%), 9/28/2020	10,000,000
15,000,000		Toronto Dominion Bank, 0.494% (3-month USLIBOR +0.190%), 10/5/2020	15,005,421
10,000,000		Toronto Dominion Bank, 0.498% (3-month USLIBOR +0.190%), 9/30/2020	10,003,797
5,000,000		Toronto Dominion Bank, 0.526% (3-month USLIBOR +0.140%), 8/17/2020	5,002,021
5,000,000		Toronto Dominion Bank, 0.545% (3-month USLIBOR +0.300%), 10/27/2020	5,009,520
10,000,000		Toronto Dominion Bank, 0.573% (3-month USLIBOR +0.140%), 8/13/2020	10,003,847
5,000,000		Westpac Banking Corp. Ltd., Sydney, 0.468% (3-month USLIBOR +0.150%), 9/8/2020	5,002,602
		TOTAL NOTES—VARIABLE (IDENTIFIED COST $207,000,000)	207,073,512
		TIME DEPOSIT—4.4%
		Finance - Banking—4.4%
60,000,000		ABN Amro Bank NV, 0.130%, 8/3/2020 (IDENTIFIED COST $60,000,000)	60,000,000
		OTHER REPURCHASE AGREEMENTS—8.2%
		Finance - Banking—8.2%
20,000,000		BMO Capital Markets Corp., 0.25%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,563 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $76,597,716 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
1,600,000		Citigroup Global Markets, Inc., 0.59%, dated 7/31/2020, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,967 on 8/3/2020, in which medium-term notes, treasury bonds and treasury notes with a market value of $40,802,006 have been received as collateral and held with BNY Mellon as tri-party agent.	1,600,000
Annual Shareholder Report
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$25,000,000	ING Financial Markets LLC, 0.24%, dated 7/31/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,001,000 on 8/3/2020, in which corporate bonds and medium-term notes with a market value of $51,001,021 have been received as collateral and held with BNY Mellon as tri-party agent.	$25,000,000
25,000,000	J.P. Morgan Securities LLC 0.34%, dated 7/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,089,722 on 8/24/2020, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	25,000,000
15,000,000	J.P. Morgan Securities LLC, 0.27%, dated 7/28/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 8/4/2020, in which corporate bonds and medium-term notes with a market value of $204,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
10,000,000	Mizuho Securities USA, Inc., 0.50%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,125 on 8/3/2020, in which treasury notes with a market value of $76,503,274 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
15,000,000	Societe Generale, Paris, 0.30%, dated 7/31/2020, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,016,250 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,016,939 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $111,600,000)	111,600,000
	REPURCHASE AGREEMENTS—9.6%
	Finance - Banking—9.6%
50,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,012,500 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2050 and the market value of those underlying securities was $1,540,978,492.	50,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$79,862,000	Interest in $3,000,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,025,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $3,070,097,364.	$79,862,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $129,862,000)	129,862,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,359,658,159)[3]	1,360,045,685
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(468,767)
	TOTAL NET ASSETS—100%	$1,359,576,918
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$0.9998	$0.9997	$1.0001	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0141	0.0238	0.0157	0.0067	0.003
Net realized and unrealized gain (loss)	0.0002	0.0001	(0.0004)	0.0001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0143	0.0239	0.0153	0.0068	0.003
Less Distributions:
Distributions from net investment income	(0.0141)	(0.0238)	(0.0157)	(0.0067)	(0.003)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0141)	(0.0238)	(0.0157)	(0.0067)	(0.003)
Net Asset Value, End of Period	$1.0000	$0.9998	$0.9997	$1.0001	$1.00
Total Return[3]	1.44%	2.42%	1.54%	0.68%	0.33%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.15%	0.15%	0.15%	0.16%
Net investment income	1.20%	2.39%	1.47%	0.43%	0.36%
Expense waiver/reimbursement[5]	0.21%	1.02%	0.81%	0.18%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,353,697	$66,410	$34,986	$59,661	$7,243,840
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$0.9997	$0.9997	$1.0001	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0115	0.0213	0.0133	0.0043	0.001
Net realized and unrealized gain (loss)	0.0003	0.0000[1]	(0.0005)	0.0000[1]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0118	0.0213	0.0128	0.0043	0.001
Less Distributions:
Distributions from net investment income	(0.0116)	(0.0213)	(0.0132)	(0.0042)	(0.001)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0116)	(0.0213)	(0.0132)	(0.0042)	(0.001)
Net Asset Value, End of Period	$0.9999	$0.9997	$0.9997	$1.0001	$1.00
Total Return[3]	1.18%	2.15%	1.28%	0.43%	0.11%
Ratios to Average Net Assets:
Net expenses[4]	0.40%	0.40%	0.40%	0.40%	0.37%
Net investment income	0.98%	2.16%	1.25%	0.18%	0.11%
Expense waiver/reimbursement[5]	0.27%	1.02%	0.85%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$781	$560	$499	$1,017	$156,150
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$0.9998	$0.9997	$1.0001	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0131	0.0228	0.0147	0.0058	0.002
Net realized and unrealized gain (loss)	0.0002	0.0001	(0.0004)	(0.0000)[1]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0133	0.0229	0.0143	0.0058	0.002
Less Distributions:
Distributions from net investment income	(0.0131)	(0.0228)	(0.0147)	(0.0057)	(0.002)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0131)	(0.0228)	(0.0147)	(0.0057)	(0.002)
Net Asset Value, End of Period	$1.0000	$0.9998	$0.9997	$1.0001	$1.00
Total Return[3]	1.33%	2.32%	1.44%	0.58%	0.23%
Ratios to Average Net Assets:
Net expenses[4]	0.25%	0.25%	0.25%	0.25%	0.26%
Net investment income	1.31%	2.28%	1.44%	0.28%	0.18%
Expense waiver/reimbursement[5]	0.28%	1.04%	0.86%	0.21%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$181	$178	$174	$172	$8,350
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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9

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$0.9998	$0.9997	$1.0001	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0122	0.0218	0.0137	0.0044	0.001
Net realized and unrealized gain (loss)	0.0001	0.0001	(0.0004)	0.0001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0123	0.0219	0.0133	0.0045	0.001
Less Distributions:
Distributions from net investment income	(0.0121)	(0.0218)	(0.0137)	(0.0044)	(0.001)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0121)	(0.0218)	(0.0137)	(0.0044)	(0.001)
Net Asset Value, End of Period	$1.0000	$0.9998	$0.9997	$1.0001	$1.00
Total Return[3]	1.23%	2.21%	1.33%	0.46%	0.12%
Ratios to Average Net Assets:
Net expenses[4]	0.35%	0.35%	0.35%	0.38%	0.37%
Net investment income	1.21%	2.18%	1.32%	0.43%	0.11%
Expense waiver/reimbursement[5]	0.29%	1.04%	0.85%	0.34%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,918	$5,216	$6,275	$7,418	$12,520
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in repurchase agreements and other repurchase agreements	$241,462,000
Investment in securities	1,118,583,685
Investment in securities, at value (identified cost $1,359,658,159)		$1,360,045,685
Income receivable		242,466
TOTAL ASSETS		1,360,288,151
Liabilities:
Payable for shares redeemed	35,000
Income distribution payable	258,829
Payable for investment adviser fee (Note 5)	2,728
Payable for administrative fee (Note 5)	2,894
Payable for custodian fees	30,050
Payable for transfer agent fees	28,254
Payable for portfolio accounting fees	137,801
Payable for share registration costs	185,679
Accrued expenses (Note 5)	29,998
TOTAL LIABILITIES		711,233
Net assets for 1,359,524,938 shares outstanding		$1,359,576,918
Net Assets Consist of:
Paid-in capital		$1,359,185,619
Total distributable earnings (loss)		391,299
TOTAL NET ASSETS		$1,359,576,918
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,353,697,358 ÷ 1,353,645,510 shares outstanding, no par value, unlimited shares authorized		$1.0000
Service Shares:
$781,213 ÷ 781,261 shares outstanding, no par value, unlimited shares authorized		$0.9999
Capital Shares:
$180,680 ÷ 180,674 shares outstanding, no par value, unlimited shares authorized		$1.0000
Eagle Shares:
$4,917,667 ÷ 4,917,493 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Year Ended July 31, 2020
Investment Income:
Interest			$13,580,964
Expenses:
Investment adviser fee (Note 5)		$2,004,295
Administrative fee (Note 5)		786,034
Custodian fees		64,777
Transfer agent fees		168,493
Directors’/Trustees’ fees (Note 5)		3,564
Auditing fees		21,400
Legal fees		7,711
Portfolio accounting fees		267,642
Other service fees (Notes 2 and 5)		12,182
Share registration costs		282,818
Printing and postage		18,840
Miscellaneous (Note 5)		54,946
TOTAL EXPENSES		3,692,702
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,935,221)
Waiver/reimbursement of other operating expenses	(192,977)
TOTAL WAIVERS AND REIMBURSEMENT		(2,128,198)
Net expenses			1,564,504
Net investment income			12,016,460
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			6,355
Net change in unrealized appreciation of investments			378,862
Net realized and unrealized gain (loss) on investments			385,217
Change in net assets resulting from operations			$12,401,677
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,016,460	$1,298,493
Net realized gain	6,355	197
Net change in unrealized appreciation/depreciation	378,862	5,459
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,401,677	1,304,149
Distributions to Shareholders:
Institutional Shares	(11,947,993)	(1,148,690)
Service Shares	(7,006)	(11,545)
Capital Shares	(2,342)	(4,019)
Eagle Shares	(61,757)	(134,589)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,019,098)	(1,298,843)
Share Transactions:
Proceeds from sale of shares	2,983,313,898	142,345,567
Net asset value of shares issued to shareholders in payment of distributions declared	1,094,942	1,035,586
Cost of shares redeemed	(1,697,579,154)	(112,956,617)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,286,829,686	30,424,536
Change in net assets	1,287,212,265	30,429,842
Net Assets:
Beginning of period	72,364,653	41,934,811
End of period	$1,359,576,918	$72,364,653
See Notes which are an integral part of the Financial Statements
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13

Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Institutional Money Market Management, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each
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time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid”
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15

evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in
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investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,128,198 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,784	$(3)
Capital Shares	179	—
Eagle Shares	10,219	—
TOTAL	$12,182	$(3)
For the year ended July 31, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,976,223,560	$2,976,145,999	135,212,731	$135,174,476
Shares issued to shareholders in payment of distributions declared	1,032,305	1,032,261	901,344	901,079
Shares redeemed	(1,690,036,166)	(1,690,272,234)	(104,684,242)	(104,656,035)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,287,219,699	$1,286,906,026	31,429,833	$31,419,520

Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,641,289	$6,639,763	6,640,600	$6,638,191
Shares issued to shareholders in payment of distributions declared	230	230	419	419
Shares redeemed	(6,420,362)	(6,418,747)	(6,580,380)	(6,578,052)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	221,157	$221,246	60,639	$60,558
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Year Ended July 31	2020		2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	2,342	2,342	4,015	4,015
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,342	$2,342	4,015	$4,015

Year Ended July 31	2020		2019
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	528,231	$528,136	533,095	$532,900
Shares issued to shareholders in payment of distributions declared	60,119	60,109	130,111	130,073
Shares redeemed	(888,245)	(888,173)	(1,722,936)	(1,722,530)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(299,895)	$(299,928)	(1,059,730)	$(1,059,557)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,287,143,303	$1,286,829,686	30,434,757	$30,424,536
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$12,019,098	$1,298,843
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$3,773
Net unrealized appreciation	$387,526
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At July 31, 2020, the cost of investments for federal tax purposes was $1,359,658,159. The net unrealized appreciation of investments for federal tax purposes was $387,526. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $387,798 and net unrealized depreciation from investments for those securities having an excess of cost over value of $272.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2020, the Adviser voluntarily waived $1,935,221 of its fee and voluntarily reimbursed $192,974 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2020, FSSC received $11,644 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2020, the Fund had no outstanding loans. During the year ended July 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the
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coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2020, 81.11% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST and shareholders of FEDERATED HERMES INSTITUTIONAL MONEY MARKET MANAGEMENT:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Money Market Management (formerly, Federated Institutional Money Market Management) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of July 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Federated Hermes Money Market Obligations Trust) at July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,004.40	$0.75
Service Shares	$1,000	$1,003.20	$1.99
Capital Shares	$1,000	$1,003.90	$1.25
Eagle Shares	$1,000	$1,003.40	$1.74[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$0.75
Service Shares	$1,000	$1,022.90	$2.01
Capital Shares	$1,000	$1,023.60	$1.26
Eagle Shares	$1,000	$1,023.10	$1.76[2]
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.25%
Eagle Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.99 and $2.01, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Institutional Money Market Management (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL MONEY MARKET MANAGEMENT)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
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Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Annual Shareholder Report
36

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report
37

It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
Annual Shareholder Report
38

Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
Annual Shareholder Report
39

information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
Annual Shareholder Report
40

to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
41

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
42

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Institutional Money Market Management
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
28876 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	Wealth | PCOXX

Federated Hermes Prime Cash Obligations Fund
(formerly, Federated Prime Cash Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Prime Cash Obligations Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	35.1%
Variable Rate Instruments	16.5%
Bank Instruments	16.4%
U.S. Treasury Securities	13.7%
Other Repurchase Agreements and Repurchase Agreements	12.9%
Asset-Backed Security	0.1%
Municipal Bond	0.1%
Cash Equivalents[2]	5.1%
Other Assets and Liabilities—Net[3]	0.1%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	33.2%[5]
8 to 30 Days	22.5%
31 to 90 Days	32.0%
91 to 180 Days	9.8%
181 Days or more	2.4%
Other Assets and Liabilities—Net[3]	0.1%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 11.8% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2020
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—0.1%
		Finance - Banking—0.1%
$25,000,000	[1]	Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 0.665% (1-month USLIBOR +0.480%), 8/13/2020	$25,000,000
		CERTIFICATES OF DEPOSIT—12.5%
		Finance - Banking—12.5%
340,000,000		Bank of Montreal, 0.220%, 10/29/2020	340,000,000
590,000,000		Canadian Imperial Bank of Commerce, 0.430%—0.900%, 1/21/2021 - 5/28/2021	590,000,000
150,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.240%, 8/17/2020 - 9/10/2020	149,999,444
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.675%, 8/21/2020	99,907,726
1,115,000,000		Mizuho Bank Ltd., 0.220%, 8/3/2020 - 8/28/2020	1,115,000,000
150,000,000		Royal Bank of Canada, 0.970%—1.350%, 10/2/2020 - 5/24/2021	150,000,000
525,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.170%—0.220%, 8/17/2020 - 9/29/2020	525,000,000
180,000,000		Svenska Handelsbanken, Stockholm, 1.280%, 8/3/2020	180,000,000
273,000,000		Toronto Dominion Bank, 0.450%—1.250%, 1/8/2021 - 6/18/2021	273,000,000
215,000,000		Wells Fargo Bank International, 1.830%—1.860%, 8/3/2020 - 8/11/2020	215,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,637,907,170
	[2]	COMMERCIAL PAPER—35.1%
		Aerospace/Auto—0.2%
50,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. Support Agreement), 0.350%, 9/14/2020	49,978,611
		Finance - Banking—5.7%
145,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.240%—1.390%, 10/5/2020 - 11/10/2020	144,775,083
250,000,000		DNB Bank ASA, 0.190%, 10/27/2020	249,885,208
203,100,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.200%—0.240%, 8/10/2020 - 8/25/2020	203,081,865
23,550,000		NRW.Bank, 0.230%, 9/22/2020	23,542,176
447,500,000		Nationwide Building Society, 0.190%—0.205%, 8/6/2020 - 8/24/2020	447,467,809
80,000,000		Nordea Bank Abp, 0.190%, 10/27/2020	79,963,267
200,000,000		Nordea Bank Abp, 0.255%, 9/17/2020	199,933,417
70,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.200%, 8/4/2020	69,998,833
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[2]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$240,000,000		Toronto Dominion Bank, 0.230%—0.654%, 9/8/2020 - 4/30/2021	$239,521,583
		TOTAL	1,658,169,241
		Finance - Commercial—3.9%
74,410,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.180%—0.220%, 8/25/2020 - 9/21/2020	74,396,279
370,500,000		CAFCO, LLC, 0.225%—0.240%, 8/12/2020 - 10/13/2020	370,396,050
50,000,000		CHARTA, LLC, 1.257%, 10/7/2020	49,883,681
160,000,000		CRC Funding, LLC, 0.250%—0.371%, 10/1/2020 - 11/3/2020	159,888,822
495,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.190%—0.250%, 8/14/2020 - 9/22/2020	494,902,243
		TOTAL	1,149,467,075
		Finance - Retail—8.7%
71,650,000		Barton Capital S.A., 0.170%, 8/28/2020	71,640,865
815,000,000		Chariot Funding LLC, 0.220%—0.552%, 8/7/2020 - 12/2/2020	814,434,597
100,000,000		Fairway Finance Co. LLC, 0.305%—1.359%, 10/2/2020 - 11/18/2020	99,837,576
515,108,000		Old Line Funding, LLC, 0.260%—1.407%, 8/3/2020 - 11/10/2020	514,708,175
789,000,000		Sheffield Receivables Company LLC, 0.250%—0.401%, 9/10/2020 - 11/23/2020	788,447,415
185,000,000		Thunder Bay Funding, LLC, 0.270%—1.157%, 8/6/2020 - 11/5/2020	184,862,051
85,000,000		Thunder Bay Funding, LLC, 0.360%, 2/24/2021	84,824,050
		TOTAL	2,558,754,729
		Finance - Securities—4.9%
70,000,000	[1]	Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.421% (1-month USLIBOR +0.250%), 8/3/2020	70,000,000
100,000,000	[1]	Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.422% (1-month USLIBOR +0.250%), 8/27/2020	100,000,000
120,000,000		Anglesea Funding LLC, 0.381%—0.391%, 12/1/2020 - 1/4/2021	119,820,275
42,000,000		Chesham Finance LLC Series VII, 0.260%, 9/29/2020 - 9/30/2020	41,981,923
385,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.311%—0.351%, 11/16/2020 - 2/2/2021	384,477,063
210,000,000		Collateralized Commercial Paper V Co. LLC, 0.351%—0.834%, 10/5/2020 - 12/4/2020	209,703,118
100,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.210%, 8/10/2020	99,994,750
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$423,000,000		Ridgefield Funding Company, LLC Series A, 0.120%—0.200%, 8/6/2020 - 9/4/2020	$422,976,600
		TOTAL	1,448,953,729
		Insurance—0.1%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/1/2021	19,954,000
		Oil & Oil Finance—0.3%
75,000,000		Chevron Corp., 0.904%, 8/31/2020	74,943,750
		Sovereign—11.3%
300,000,000		BNG Bank N.V., 1.379%, 8/31/2020	299,657,500
922,000,000		Caisse des Depots et Consignations (CDC), 0.250%—0.300%, 9/8/2020 - 11/16/2020	921,543,230
150,000,000		Erste Abwicklungsanstalt, 0.230%—0.240%, 9/21/2020 - 10/6/2020	149,940,833
177,000,000		European Investment Bank, 1.394%—1.445%, 11/20/2020 - 11/23/2020	176,222,593
50,000,000		FMS Wertmanagement AoR, 0.230%, 11/9/2020	49,968,056
1,441,900,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.240%—0.320%, 8/16/2020 - 10/29/2020	1,441,294,009
265,000,000		Nederlandse Waterschapsbank NV, 0.190%, 11/2/2020 - 11/5/2020	264,868,900
		TOTAL	3,303,495,121
		TOTAL COMMERCIAL PAPER	10,263,716,256
	[1]	NOTES - VARIABLE—16.5%
		Finance - Banking—15.5%
100,000,000		Bank of Montreal, 0.300% (Secured Overnight Financing Rate +0.200%), 8/3/2020	100,000,000
80,000,000		Bank of Montreal, 0.404% (1-month USLIBOR +0.240%), 8/6/2020	80,000,000
65,000,000		Bank of Montreal, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	65,000,000
100,000,000		Bank of Montreal, 0.470% (Effective Fed Funds +0.370%), 8/3/2020	100,000,000
200,000,000		Bank of Montreal, 0.480% (1-month USLIBOR +0.300%), 8/21/2020	200,000,000
100,000,000		Bank of Montreal, 0.516% (3-month USLIBOR +0.130%), 8/17/2020	100,000,000
100,000,000		Bank of Montreal, 0.574% (3-month USLIBOR +0.140%), 8/13/2020	100,000,000
75,000,000		Bank of Nova Scotia, Toronto, 0.386% (1-month USLIBOR +0.220%), 8/10/2020	75,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.388% (1-month USLIBOR +0.210%), 8/11/2020	25,000,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$10,000,000		Bank of Nova Scotia, Toronto, 0.406% (3-month USLIBOR +0.150%), 10/23/2020	$10,000,000
165,000,000		Bank of Nova Scotia, Toronto, 0.408% (3-month USLIBOR +0.140%), 10/30/2020	165,000,000
125,000,000		Bank of Nova Scotia, Toronto, 0.421% (3-month USLIBOR +0.150%), 10/21/2020	125,000,000
103,500,000		Bank of Nova Scotia, Toronto, 0.425% (3-month USLIBOR +0.120%), 9/23/2020	103,500,000
100,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	100,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	100,000,000
150,000,000		Bank of Nova Scotia, Toronto, 0.500% (Effective Fed Funds +0.400%), 8/3/2020	150,000,000
150,000,000		Bank of Nova Scotia, Toronto, 0.500% (Effective Fed Funds +0.400%), 8/3/2020	150,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.516% (3-month USLIBOR +0.130%), 8/18/2020	100,000,000
90,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2020	90,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.350% (1-month USLIBOR +0.170%), 8/21/2020	40,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.350% (1-month USLIBOR +0.170%), 8/21/2020	50,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.363% (1-month USLIBOR +0.200%), 8/7/2020	60,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.429% (3-month USLIBOR +0.130%), 9/17/2020	10,000,000
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.437% (1-month USLIBOR +0.250%), 8/20/2020	15,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.487% (3-month USLIBOR +0.190%), 9/25/2020	30,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.489% (3-month USLIBOR +0.130%), 8/24/2020	50,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.563% (3-month USLIBOR +0.130%), 8/13/2020	50,000,000
130,000,000		Canadian Imperial Bank of Commerce, 0.310% (Effective Fed Funds +0.210%), 8/3/2020	130,000,000
35,000,000		Canadian Imperial Bank of Commerce, 0.380% (Secured Overnight Financing Rate +0.280%), 8/3/2020	35,000,000
165,000,000		Canadian Imperial Bank of Commerce, 0.414% (1-month USLIBOR +0.250%), 8/4/2020	165,000,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$20,000,000		Canadian Imperial Bank of Commerce, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	$20,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	100,000,000
125,000,000		Canadian Imperial Bank of Commerce, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	125,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.500% (Effective Fed Funds +0.400%), 8/3/2020	100,000,000
125,000,000		Canadian Imperial Bank of Commerce, 0.681% (3-month USLIBOR +0.140%), 8/5/2020	125,000,000
7,000,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 0.450%, 8/6/2020	7,000,000
2,115,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	2,115,000
35,000,000		J.P. Morgan Securities LLC, 0.386% (3-month USLIBOR +0.080%), 9/29/2020	34,986,983
17,000,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.200%, 8/5/2020	17,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	3,000,000
825,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.360%, 8/6/2020	825,000
200,000,000		National Australia Bank Ltd., Melbourne, 0.405% (3-month USLIBOR +0.090%), 9/11/2020	199,930,040
100,000,000		National Australia Bank Ltd., Melbourne, 0.490% (3-month USLIBOR +0.130%), 8/25/2020	100,000,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 0.220%, 8/6/2020	29,435,000
6,836,300		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/5/2020	6,836,300
100,000,000		Royal Bank of Canada, 0.350% (Secured Overnight Financing Rate +0.250%), 8/3/2020	100,000,000
45,000,000		Royal Bank of Canada, 0.420% (Secured Overnight Financing Rate +0.320%), 8/3/2020	45,000,000
207,500,000		Royal Bank of Canada, 0.650% (Secured Overnight Financing Rate +0.550%), 8/3/2020	207,500,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.220%, 8/6/2020	15,000,000
3,385,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.240%, 8/6/2020	3,385,000
5,490,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.550%, 8/6/2020	5,490,000
835,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.250%, 8/7/2020	835,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$35,225,000		Texas State, Veterans Bonds, Series 2019 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2020	$35,225,000
200,000,000		Toronto Dominion Bank, 0.494% (3-month USLIBOR +0.190%), 10/5/2020	200,000,000
75,000,000		Toronto Dominion Bank, 0.498% (3-month USLIBOR +0.190%), 9/30/2020	75,000,000
65,000,000		Toronto Dominion Bank, 0.526% (3-month USLIBOR +0.140%), 8/17/2020	65,000,000
100,000,000		Toronto Dominion Bank, 0.573% (3-month USLIBOR +0.140%), 8/13/2020	100,000,000
50,000,000		Toronto Dominion Bank, 0.624% (3-month USLIBOR +0.150%), 8/7/2020	50,000,384
18,290,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.180%, 8/6/2020	18,290,000
10,000,000		Westpac Banking Corp. Ltd., Sydney, 0.458% (3-month USLIBOR +0.150%), 9/18/2020	10,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 0.468% (3-month USLIBOR +0.150%), 9/8/2020	150,000,000
		TOTAL	4,525,353,707
		Finance - Securities—0.5%
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.388% (1-month USLIBOR +0.200%), 8/10/2020	100,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.542% (3-month USLIBOR +0.150%), 8/17/2020	40,000,000
		TOTAL	140,000,000
		Government Agency—0.5%
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	4,925,000
2,100,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.220%, 8/6/2020	2,100,000
1,905,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 0.320%, 8/6/2020	1,905,000
6,825,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.220%, 8/6/2020	6,825,000
8,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	8,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 0.220%, 8/6/2020	6,740,000
Annual Shareholder Report
7

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE—continued
		Government Agency—continued
$11,400,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.220%, 8/6/2020	$11,400,000
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	35,960,000
6,960,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 0.220%, 8/6/2020	6,960,000
5,540,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 0.230%, 8/6/2020	5,540,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	21,000,000
13,150,000		Rohnert Park 668, L.P., (FHLB of San Francisco LOC), 0.220%, 8/6/2020	13,150,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (FHLB of Des Moines LOC), 0.220%, 8/6/2020	7,600,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 0.220%, 8/6/2020	11,260,000
7,680,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 0.220%, 8/6/2020	7,680,000
		TOTAL	155,045,000
		TOTAL NOTES - VARIABLE	4,820,398,707
		MUNICIPAL BOND—0.1%
		Municipal—0.1%
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	22,133,638
		U.S. TREASURY—13.7%
	[2]	U.S. Treasury Bills—13.7%
200,000,000		United States Treasury Bills, 0.130%, 11/3/2020	199,932,111
400,000,000		United States Treasury Bills, 0.130%, 9/3/2020	399,952,333
1,600,000,000		United States Treasury Bills, 0.135%, 8/18/2020	1,599,898,000
800,000,000		United States Treasury Bills, 0.140%, 10/27/2020	799,722,449
500,000,000		United States Treasury Bills, 0.150%, 8/11/2020	499,979,167
500,000,000		United States Treasury Bills, 0.175%, 9/17/2020	499,885,764
		TOTAL U.S. TREASURY	3,999,369,824
		TIME DEPOSITS—3.9%
		Finance - Banking—3.9%
200,000,000		ABN Amro Bank NV, 0.120%, 8/4/2020	200,000,000
650,000,000		Cooperatieve Rabobank UA, 0.080%, 8/3/2020	650,000,000
150,000,000		DNB Bank ASA, 0.050%, 8/3/2020	150,000,000
150,000,000		Nordea Bank Abp, 0.070%, 8/3/2020	150,000,000
		TOTAL TIME DEPOSITS	1,150,000,000
Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—9.3%
	Finance - Banking—9.3%
$100,000,000	BMO Capital Markets Corp., 0.22%, dated 7/23/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,019,556 on 8/24/2020, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $102,006,857 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
55,000,000	BMO Capital Markets Corp., 0.25%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,563 on 8/3/2020, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and medium-term notes with a market value of $76,597,716 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
20,000,000	BMO Capital Markets Corp., 0.30%, dated 7/31/2020, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,000,500 on 8/3/2020, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $20,401,068 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
125,000,000	Merrill Lynch, Pierce, Fenner and Smith., 0.71%, dated 6/16/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,433,889 on 10/30/2020, in which American depositary receipts, corporate bonds and unit investment trusts with a market value of $255,165,825 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
60,000,000	Citigroup Global Markets, Inc., 0.70%, dated 5/21/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,297,500 on 11/17/2020, in which collateralized mortgage obligations, sovereign debt securities and medium-term notes with a market value of $86,765,362 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
70,000,000	Citigroup Global Markets, Inc., 0.75%, dated 5/21/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,618,750 on 11/17/2020, in which medium-term notes and sovereign debt securities with a market value of $168,433,062 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
200,000,000	Credit Agricole CIB Paris, 0.29%, dated 7/13/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,049,944 on 8/13/2020, in which sovereign debt securities with a market value of $204,034,992 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$75,000,000	Credit Agricole CIB Paris, 0.29%, dated 7/22/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,039,875 on 8/24/2020, in which corporate bonds, medium-term notes, sovereign debt securities and U.S. treasury notes with a market value of $153,014,791 have been received as collateral and held with BNY Mellon as tri-party agent.	$75,000,000
50,000,000	Credit Suisse Securities (USA) LLC, 0.60%, dated 7/23/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,150,000 on 10/21/2020, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and municipal bonds with a market value of $102,018,735 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	HSBC Securities (USA), Inc., 0.19%, dated 7/31/2020, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,000,396 on 8/3/2020, in which asset-backed securities with a market value of $25,500,007 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
185,000,000	J.P. Morgan Securities LLC, 0.27%, dated 7/28/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 8/4/2020, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	185,000,000
150,000,000	J.P. Morgan Securities LLC, 0.34%, dated 7/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,089,722 on 8/24/2020, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
50,000,000	MUFG Securities Americas, Inc., 0.21%, dated 7/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,750 on 8/3/2020, in which corporate bonds and municipal bonds with a market value of $102,002,232 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
20,000,000	Mizuho Securities USA, Inc., 0.50%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,125 on 8/3/2020, in which U.S. treasury notes with a market value of $76,503,274 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$200,000,000	Mizuho Securities USA, Inc., 0.83%, dated 5/8/2020, interest in a $335,000,000 collateralized loan agreement will repurchase securities provided as collateral for $335,919,110 on 9/4/2020, in which corporate bonds and municipal bonds with a market value of $341,904,830 have been received as collateral and held with BNY Mellon as tri-party agent.	$200,000,000
100,000,000	Pershing LLC, 0.34%, dated 6/5/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,222 on 8/10/2020, in which asset-backed securities, commercial paper, common stocks, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $204,005,788 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
300,000,000	Societe Generale, Paris, 0.20%, dated 7/31/2020, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,008,333 on 8/3/2020, in which asset-backed securities, corporate bonds, medium-term notes, U.S. treasury notes and sovereign debt securities with a market value of $510,008,500 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
320,000,000	Societe Generale, Paris, 0.30%, dated 7/31/2020, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,016,250 on 8/3/2020, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt securities with a market value of $663,016,939 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
100,000,000	Standard Chartered Bank, 0.18%, dated 7/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,250 on 8/3/2020, in which U.S. treasury notes with a market value of $153,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,242,000 on 10/16/2020, in which convertible bonds with a market value of $153,039,270 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
120,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,198,000 on 10/27/2020, in which convertible bonds with a market value of $122,411,221 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Wells Fargo Securities LLC, 0.67%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,167,500 on 10/6/2020, in which convertible bonds with a market value of $102,049,357 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
150,000,000	Wells Fargo Securities LLC, 0.67%, dated 7/14/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,242,875 on 10/9/2020, in which convertible bonds with a market value of $153,056,951 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,725,000,000
	REPURCHASE AGREEMENTS—3.6%
	Finance - Banking—3.6%
250,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which Citibank, N.A. will repurchase securities provided as collateral for $250,002,083 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/15/2065 and the market value of those underlying securities was $255,002,152.	250,000,000
300,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,002,500 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/20/2068 and the market value of those underlying securities was $308,742,468.	300,000,000
500,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,025,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $3,070,097,364.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	1,050,000,000
	INVESTMENT COMPANIES—5.1%
1,000,000,000	Federated Hermes Institutional Money Market Management, Institutional Shares, 0.24%[3]	999,713,000
Annual Shareholder Report
12

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
500,267,549	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[3]	$500,267,520
	TOTAL INVESTMENT COMPANIES	1,499,980,520
	TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[4]	29,193,506,115
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	40,375,176
	TOTAL NET ASSETS—100%	$29,233,881,291
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2019	—	26,997,500	26,997,500
Purchases/Additions	1,000,000,000	600,070,049	1,600,070,049
Sales/Reductions	—	(126,800,000)	(126,800,000)
Balance of Shares Held 7/31/2020	1,000,000,000	500,267,549	1,500,267,549
Value	$999,713,000	$500,267,520	$1,499,980,520
Change in Unrealized Appreciation/Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$27,680	$27,680
Dividend Income	$10,420,517	$1,044,831	$11,465,348
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Annual Shareholder Report
13

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.023	0.015	0.008	0.003
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.023	0.015	0.008	0.003
Less Distributions:
Distributions from net investment income	(0.013)	(0.023)	(0.015)	(0.008)	(0.003)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.013)	(0.023)	(0.015)	(0.008)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.33%	2.36%	1.53%	0.75%	0.27%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.20%	0.20%	0.21%
Net investment income	1.33%	2.36%	1.56%	0.71%	0.26%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.13%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,814,127	$16,862,096	$5,770,600	$2,868,583	$6,447,093
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in repurchase agreements and other repurchase agreements	$3,775,000,000
Investment in securities, including $1,499,980,520 of investment in affiliated holdings*	25,418,506,115
Investment in securities, at amortized cost and fair value		$29,193,506,115
Cash		53,992,671
Income receivable		8,725,203
Income receivable from affiliated holdings		363,343
Receivable for investments sold		20,198,400
Receivable for shares sold		38,603,213
TOTAL ASSETS		29,315,388,945
Liabilities:
Payable for shares redeemed	$77,929,388
Income distribution payable	224,665
Payable for investment adviser fee (Note 5)	69,644
Payable for administrative fees (Note 5)	62,299
Payable for distribution services fee (Note 5)	659,170
Payable for other service fees (Notes 2 and 5)	846,187
Accrued expenses (Note 5)	1,716,301
TOTAL LIABILITIES		81,507,654
Net assets for 29,233,843,930 shares outstanding		$29,233,881,291
Net Assets Consist of:
Paid-in capital		$29,233,835,114
Total distributable earnings (loss)		46,177
TOTAL NET ASSETS		$29,233,881,291
Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,603,414,493 ÷ 1,603,412,447 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$48,615,378 ÷ 48,615,315 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$18,814,126,604 ÷ 18,814,102,580 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$376,277,963 ÷ 376,277,484 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,016,272,746 ÷ 3,016,268,859 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,125,250,515 ÷ 1,125,249,079 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$33,264,541 ÷ 33,264,498 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$548,707,577 ÷ 548,706,876 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$3,667,951,474 ÷ 3,667,946,792 shares outstanding, no par value, unlimited shares authorized	$1.00
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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17

Statement of Operations
Year Ended July 31, 2020
Investment Income:
Interest			$445,852,897
Dividends received from an affiliated holding*			11,465,348
TOTAL INCOME			457,318,245
Expenses:
Investment adviser fee (Note 5)		$58,635,892
Administrative fee (Note 5)		23,512,398
Custodian fees		1,134,481
Transfer agent fee (Note 2)		6,215,950
Directors’/Trustees’ fees (Note 5)		151,899
Auditing fees		23,960
Legal fees		7,711
Portfolio accounting fees		291,073
Distribution services fee (Note 5)		13,407,996
Other service fees (Notes 2 and 5)		25,047,443
Share registration costs		1,135,427
Printing and postage		427,425
Miscellaneous (Note 5)		183,769
TOTAL EXPENSES		130,175,424
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(29,258,216)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(3,178,958)
TOTAL WAIVERS AND REIMBURSEMENTS		(32,437,174)
Net expenses			97,738,250
Net investment income			359,579,995
Net realized gain on investments (including net realized gain of $27,680 on sales of investments in an affiliated holding*)			52,710
Change in net assets resulting from operations			$359,632,705
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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18

Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$359,579,995	$395,305,201
Net realized gain	52,710	16,367
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	359,632,705	395,321,568
Distributions to Shareholders:
Automated Shares	(16,843,929)	(26,085,945)
Class R Shares	(248,645)	(636,026)
Wealth Shares	(256,180,113)	(255,912,055)
Advisor Shares	(4,429,409)	(1,355,299)
Service Shares	(34,575,442)	(47,210,636)
Cash II Shares	(7,711,336)	(16,939,442)
Cash Series Shares	(217,406)	(408,312)
Capital Shares	(7,930,540)	(13,067,718)
Trust Shares	(31,478,943)	(33,684,873)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(359,615,763)	(395,300,306)
Share Transactions:
Proceeds from sale of shares	41,712,534,158	41,721,543,941
Net asset value of shares issued to shareholders in payment of distributions declared	335,636,444	362,235,071
Cost of shares redeemed	(39,682,621,667)	(24,651,770,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,365,548,935	17,432,008,393
Change in net assets	2,365,565,877	17,432,029,655
Net Assets:
Beginning of period	26,868,315,414	9,436,285,759
End of period	$29,233,881,291	$26,868,315,414
See Notes which are an integral part of the Financial Statements
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19

Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. The Financial Highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund began offering Advisor Shares.
Prior to June 29, 2020, the name of the Trust and Fund were Money Market Obligations Trust and Federated Prime Cash Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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21

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $32,437,174 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$1,648,523	$—
Class R Shares	116,098	(2,232)
Wealth Shares	2,277,897	(222)
Advisor Shares	39,962	—
Service Shares	386,005	—
Cash II Shares	1,192,025	(8,029)
Cash Series Shares	39,944	(2,399)
Capital Shares	78,418	—
Trust Shares	437,078	(5)
TOTAL	$6,215,950	$(12,887)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $81,192 of other service fees for the year ended July 31, 2020. Subject to the terms described in the Expense Limitation note, FSSC may
Annual Shareholder Report
22

voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$4,184,327	$—	$(231,976)
Class R Shares	$113,137	$(6,715)	$(31,827)
Service Shares	$8,117,308	$(7,610)	$(171,184)
Cash II Shares	$2,704,708	$(9,351)	$(607,814)
Cash Series Shares	$86,575	$(313)	$(24,650)
Capital Shares	$658,749	$—	$—
Trust Shares	$9,182,639	$(62,719)	$(1,324,986)
TOTAL	$25,047,443	$(86,708)	$(2,392,437)
For the year ended July 31, 2020, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
Annual Shareholder Report
23

securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,758,276,041	$1,758,276,041	2,586,946,546	$2,586,976,145
Shares issued to shareholders in payment of distributions declared	16,647,845	16,647,845	25,918,844	25,918,844
Shares redeemed	(1,850,460,085)	(1,850,460,085)	(1,310,023,803)	(1,310,023,803)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(75,536,199)	$(75,536,199)	1,302,841,587	$1,302,871,186

Year Ended July 31	2020		2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	27,445,309	$27,445,309	34,908,755	$34,908,798
Shares issued to shareholders in payment of distributions declared	247,196	247,196	629,102	629,102
Shares redeemed	(23,333,858)	(23,333,858)	(33,671,231)	(33,671,231)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	4,358,647	$4,358,647	1,866,626	$1,866,669

Year Ended July 31	2020		2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	28,640,379,005	$28,640,379,005	25,633,683,302	$25,633,683,302
Shares issued to shareholders in payment of distributions declared	234,495,334	234,495,334	226,374,442	226,374,442
Shares redeemed	(26,922,855,195)	(26,922,855,195)	(14,768,574,598)	(14,768,575,207)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,952,019,144	$1,952,019,144	11,091,483,146	$11,091,482,537
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24

	Year Ended 7/31/2020		Period Ended 7/31/2019[1]
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	884,263,886	$884,263,886	371,071,208	$371,071,208
Shares issued to shareholders in payment of distributions declared	4,429,608	4,429,608	1,355,058	1,355,058
Shares redeemed	(788,700,279)	(788,700,279)	(96,141,997)	(96,171,899)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	99,993,215	$99,993,215	276,284,269	$276,254,367

Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,238,090,768	$5,238,090,768	6,557,740,411	$6,557,743,267
Shares issued to shareholders in payment of distributions declared	33,107,271	33,107,271	44,731,226	44,731,226
Shares redeemed	(5,012,188,657)	(5,012,188,657)	(5,645,126,628)	(5,645,126,628)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	259,009,382	$259,009,382	957,345,009	$957,347,865

Year Ended July 31	2020		2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,804,367,389	$1,804,367,389	1,771,628,327	$1,771,630,422
Shares issued to shareholders in payment of distributions declared	7,694,480	7,694,480	16,886,647	16,886,647
Shares redeemed	(1,730,513,658)	(1,730,513,658)	(1,743,497,551)	(1,743,497,551)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	81,548,211	$81,548,211	45,017,423	$45,019,518

Year Ended July 31	2020		2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	53,724,382	$53,724,382	75,300,630	$75,300,712
Shares issued to shareholders in payment of distributions declared	213,355	213,355	391,139	391,139
Shares redeemed	(53,461,835)	(53,461,835)	(72,814,401)	(72,814,401)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	475,902	$475,902	2,877,368	$2,877,450
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25

Year Ended July 31	2020		2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	719,368,195	$719,368,195	916,067,161	$916,067,441
Shares issued to shareholders in payment of distributions declared	7,340,811	7,340,811	12,265,697	12,265,697
Shares redeemed	(848,115,152)	(848,115,152)	(657,071,466)	(657,071,466)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(121,406,146)	$(121,406,146)	271,261,392	$271,261,672

Year Ended July 31	2020		2019
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,586,619,183	$2,586,619,183	3,774,162,646	$3,774,162,646
Shares issued to shareholders in payment of distributions declared	31,460,544	31,460,544	33,682,916	33,682,916
Shares redeemed	(2,452,992,948)	(2,452,992,948)	(324,814,090)	(324,818,433)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	165,086,779	$165,086,779	3,483,031,472	$3,483,027,129
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,365,548,935	$2,365,548,935	17,432,008,292	$17,432,008,393
1	Reflects operations for the period from January 18, 2019 to July 31, 2019.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$359,613,083	$395,300,306
Long-term capital gains	$2,680	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$46,177
2	For tax purposes, short-term capital gain distributions are considered ordinary income in determining distributable earnings.
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26

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2020, the Adviser voluntarily waived $28,956,649 of its fee and voluntarily reimbursed $12,887 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2020, the Adviser reimbursed $301,567.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$230,382	$(62,444)
Cash II Shares	3,787,183	(354,651)
Cash Series Shares	207,792	(56,616)
Trust Shares	9,182,639	(213,215)
TOTAL	$13,407,996	$(686,926)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended July 31, 2020, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2020, FSSC received $74,646 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20% 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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28

6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2020, the Fund had no outstanding loans. During the year ended July 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2020, the amount of long-term capital gains designated by the Fund was $2,680.
For the fiscal year ended July 31, 2020, 81.04% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the FEDERATED HERMES Money Market Obligations Trust and the Wealth Class Shareholders of Federated HERMES Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Prime Cash Obligations Fund (formerly, Federated Prime Cash Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’-investment companies since 2006.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,003.80	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.90	$1.01
1	Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Prime Cash Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES PRIME CASH OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
44

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
Annual Shareholder Report
45

Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Annual Shareholder Report
46

Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Annual Shareholder Report
47

In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
48

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
49

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453566 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund
(formerly, Federated Prime Cash Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Prime Cash Obligations Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	35.1%
Variable Rate Instruments	16.5%
Bank Instruments	16.4%
U.S. Treasury Securities	13.7%
Other Repurchase Agreements and Repurchase Agreements	12.9%
Asset-Backed Security	0.1%
Municipal Bond	0.1%
Cash Equivalents[2]	5.1%
Other Assets and Liabilities—Net[3]	0.1%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	33.2%[5]
8 to 30 Days	22.5%
31 to 90 Days	32.0%
91 to 180 Days	9.8%
181 Days or more	2.4%
Other Assets and Liabilities—Net[3]	0.1%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 11.8% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2020
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—0.1%
		Finance - Banking—0.1%
$25,000,000	[1]	Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 0.665% (1-month USLIBOR +0.480%), 8/13/2020	$25,000,000
		CERTIFICATES OF DEPOSIT—12.5%
		Finance - Banking—12.5%
340,000,000		Bank of Montreal, 0.220%, 10/29/2020	340,000,000
590,000,000		Canadian Imperial Bank of Commerce, 0.430%—0.900%, 1/21/2021 - 5/28/2021	590,000,000
150,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.240%, 8/17/2020 - 9/10/2020	149,999,444
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.675%, 8/21/2020	99,907,726
1,115,000,000		Mizuho Bank Ltd., 0.220%, 8/3/2020 - 8/28/2020	1,115,000,000
150,000,000		Royal Bank of Canada, 0.970%—1.350%, 10/2/2020 - 5/24/2021	150,000,000
525,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.170%—0.220%, 8/17/2020 - 9/29/2020	525,000,000
180,000,000		Svenska Handelsbanken, Stockholm, 1.280%, 8/3/2020	180,000,000
273,000,000		Toronto Dominion Bank, 0.450%—1.250%, 1/8/2021 - 6/18/2021	273,000,000
215,000,000		Wells Fargo Bank International, 1.830%—1.860%, 8/3/2020 - 8/11/2020	215,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,637,907,170
	[2]	COMMERCIAL PAPER—35.1%
		Aerospace/Auto—0.2%
50,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. Support Agreement), 0.350%, 9/14/2020	49,978,611
		Finance - Banking—5.7%
145,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.240%—1.390%, 10/5/2020 - 11/10/2020	144,775,083
250,000,000		DNB Bank ASA, 0.190%, 10/27/2020	249,885,208
203,100,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.200%—0.240%, 8/10/2020 - 8/25/2020	203,081,865
23,550,000		NRW.Bank, 0.230%, 9/22/2020	23,542,176
447,500,000		Nationwide Building Society, 0.190%—0.205%, 8/6/2020 - 8/24/2020	447,467,809
80,000,000		Nordea Bank Abp, 0.190%, 10/27/2020	79,963,267
200,000,000		Nordea Bank Abp, 0.255%, 9/17/2020	199,933,417
70,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.200%, 8/4/2020	69,998,833
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[2]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$240,000,000		Toronto Dominion Bank, 0.230%—0.654%, 9/8/2020 - 4/30/2021	$239,521,583
		TOTAL	1,658,169,241
		Finance - Commercial—3.9%
74,410,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.180%—0.220%, 8/25/2020 - 9/21/2020	74,396,279
370,500,000		CAFCO, LLC, 0.225%—0.240%, 8/12/2020 - 10/13/2020	370,396,050
50,000,000		CHARTA, LLC, 1.257%, 10/7/2020	49,883,681
160,000,000		CRC Funding, LLC, 0.250%—0.371%, 10/1/2020 - 11/3/2020	159,888,822
495,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.190%—0.250%, 8/14/2020 - 9/22/2020	494,902,243
		TOTAL	1,149,467,075
		Finance - Retail—8.7%
71,650,000		Barton Capital S.A., 0.170%, 8/28/2020	71,640,865
815,000,000		Chariot Funding LLC, 0.220%—0.552%, 8/7/2020 - 12/2/2020	814,434,597
100,000,000		Fairway Finance Co. LLC, 0.305%—1.359%, 10/2/2020 - 11/18/2020	99,837,576
515,108,000		Old Line Funding, LLC, 0.260%—1.407%, 8/3/2020 - 11/10/2020	514,708,175
789,000,000		Sheffield Receivables Company LLC, 0.250%—0.401%, 9/10/2020 - 11/23/2020	788,447,415
185,000,000		Thunder Bay Funding, LLC, 0.270%—1.157%, 8/6/2020 - 11/5/2020	184,862,051
85,000,000		Thunder Bay Funding, LLC, 0.360%, 2/24/2021	84,824,050
		TOTAL	2,558,754,729
		Finance - Securities—4.9%
70,000,000	[1]	Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.421% (1-month USLIBOR +0.250%), 8/3/2020	70,000,000
100,000,000	[1]	Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.422% (1-month USLIBOR +0.250%), 8/27/2020	100,000,000
120,000,000		Anglesea Funding LLC, 0.381%—0.391%, 12/1/2020 - 1/4/2021	119,820,275
42,000,000		Chesham Finance LLC Series VII, 0.260%, 9/29/2020 - 9/30/2020	41,981,923
385,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.311%—0.351%, 11/16/2020 - 2/2/2021	384,477,063
210,000,000		Collateralized Commercial Paper V Co. LLC, 0.351%—0.834%, 10/5/2020 - 12/4/2020	209,703,118
100,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.210%, 8/10/2020	99,994,750
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$423,000,000		Ridgefield Funding Company, LLC Series A, 0.120%—0.200%, 8/6/2020 - 9/4/2020	$422,976,600
		TOTAL	1,448,953,729
		Insurance—0.1%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/1/2021	19,954,000
		Oil & Oil Finance—0.3%
75,000,000		Chevron Corp., 0.904%, 8/31/2020	74,943,750
		Sovereign—11.3%
300,000,000		BNG Bank N.V., 1.379%, 8/31/2020	299,657,500
922,000,000		Caisse des Depots et Consignations (CDC), 0.250%—0.300%, 9/8/2020 - 11/16/2020	921,543,230
150,000,000		Erste Abwicklungsanstalt, 0.230%—0.240%, 9/21/2020 - 10/6/2020	149,940,833
177,000,000		European Investment Bank, 1.394%—1.445%, 11/20/2020 - 11/23/2020	176,222,593
50,000,000		FMS Wertmanagement AoR, 0.230%, 11/9/2020	49,968,056
1,441,900,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.240%—0.320%, 8/16/2020 - 10/29/2020	1,441,294,009
265,000,000		Nederlandse Waterschapsbank NV, 0.190%, 11/2/2020 - 11/5/2020	264,868,900
		TOTAL	3,303,495,121
		TOTAL COMMERCIAL PAPER	10,263,716,256
	[1]	NOTES - VARIABLE—16.5%
		Finance - Banking—15.5%
100,000,000		Bank of Montreal, 0.300% (Secured Overnight Financing Rate +0.200%), 8/3/2020	100,000,000
80,000,000		Bank of Montreal, 0.404% (1-month USLIBOR +0.240%), 8/6/2020	80,000,000
65,000,000		Bank of Montreal, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	65,000,000
100,000,000		Bank of Montreal, 0.470% (Effective Fed Funds +0.370%), 8/3/2020	100,000,000
200,000,000		Bank of Montreal, 0.480% (1-month USLIBOR +0.300%), 8/21/2020	200,000,000
100,000,000		Bank of Montreal, 0.516% (3-month USLIBOR +0.130%), 8/17/2020	100,000,000
100,000,000		Bank of Montreal, 0.574% (3-month USLIBOR +0.140%), 8/13/2020	100,000,000
75,000,000		Bank of Nova Scotia, Toronto, 0.386% (1-month USLIBOR +0.220%), 8/10/2020	75,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.388% (1-month USLIBOR +0.210%), 8/11/2020	25,000,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$10,000,000		Bank of Nova Scotia, Toronto, 0.406% (3-month USLIBOR +0.150%), 10/23/2020	$10,000,000
165,000,000		Bank of Nova Scotia, Toronto, 0.408% (3-month USLIBOR +0.140%), 10/30/2020	165,000,000
125,000,000		Bank of Nova Scotia, Toronto, 0.421% (3-month USLIBOR +0.150%), 10/21/2020	125,000,000
103,500,000		Bank of Nova Scotia, Toronto, 0.425% (3-month USLIBOR +0.120%), 9/23/2020	103,500,000
100,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	100,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	100,000,000
150,000,000		Bank of Nova Scotia, Toronto, 0.500% (Effective Fed Funds +0.400%), 8/3/2020	150,000,000
150,000,000		Bank of Nova Scotia, Toronto, 0.500% (Effective Fed Funds +0.400%), 8/3/2020	150,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.516% (3-month USLIBOR +0.130%), 8/18/2020	100,000,000
90,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2020	90,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.350% (1-month USLIBOR +0.170%), 8/21/2020	40,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.350% (1-month USLIBOR +0.170%), 8/21/2020	50,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.363% (1-month USLIBOR +0.200%), 8/7/2020	60,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.429% (3-month USLIBOR +0.130%), 9/17/2020	10,000,000
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.437% (1-month USLIBOR +0.250%), 8/20/2020	15,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.487% (3-month USLIBOR +0.190%), 9/25/2020	30,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.489% (3-month USLIBOR +0.130%), 8/24/2020	50,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.563% (3-month USLIBOR +0.130%), 8/13/2020	50,000,000
130,000,000		Canadian Imperial Bank of Commerce, 0.310% (Effective Fed Funds +0.210%), 8/3/2020	130,000,000
35,000,000		Canadian Imperial Bank of Commerce, 0.380% (Secured Overnight Financing Rate +0.280%), 8/3/2020	35,000,000
165,000,000		Canadian Imperial Bank of Commerce, 0.414% (1-month USLIBOR +0.250%), 8/4/2020	165,000,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$20,000,000		Canadian Imperial Bank of Commerce, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	$20,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	100,000,000
125,000,000		Canadian Imperial Bank of Commerce, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	125,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.500% (Effective Fed Funds +0.400%), 8/3/2020	100,000,000
125,000,000		Canadian Imperial Bank of Commerce, 0.681% (3-month USLIBOR +0.140%), 8/5/2020	125,000,000
7,000,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 0.450%, 8/6/2020	7,000,000
2,115,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	2,115,000
35,000,000		J.P. Morgan Securities LLC, 0.386% (3-month USLIBOR +0.080%), 9/29/2020	34,986,983
17,000,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.200%, 8/5/2020	17,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	3,000,000
825,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.360%, 8/6/2020	825,000
200,000,000		National Australia Bank Ltd., Melbourne, 0.405% (3-month USLIBOR +0.090%), 9/11/2020	199,930,040
100,000,000		National Australia Bank Ltd., Melbourne, 0.490% (3-month USLIBOR +0.130%), 8/25/2020	100,000,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 0.220%, 8/6/2020	29,435,000
6,836,300		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/5/2020	6,836,300
100,000,000		Royal Bank of Canada, 0.350% (Secured Overnight Financing Rate +0.250%), 8/3/2020	100,000,000
45,000,000		Royal Bank of Canada, 0.420% (Secured Overnight Financing Rate +0.320%), 8/3/2020	45,000,000
207,500,000		Royal Bank of Canada, 0.650% (Secured Overnight Financing Rate +0.550%), 8/3/2020	207,500,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.220%, 8/6/2020	15,000,000
3,385,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.240%, 8/6/2020	3,385,000
5,490,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.550%, 8/6/2020	5,490,000
835,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.250%, 8/7/2020	835,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$35,225,000		Texas State, Veterans Bonds, Series 2019 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2020	$35,225,000
200,000,000		Toronto Dominion Bank, 0.494% (3-month USLIBOR +0.190%), 10/5/2020	200,000,000
75,000,000		Toronto Dominion Bank, 0.498% (3-month USLIBOR +0.190%), 9/30/2020	75,000,000
65,000,000		Toronto Dominion Bank, 0.526% (3-month USLIBOR +0.140%), 8/17/2020	65,000,000
100,000,000		Toronto Dominion Bank, 0.573% (3-month USLIBOR +0.140%), 8/13/2020	100,000,000
50,000,000		Toronto Dominion Bank, 0.624% (3-month USLIBOR +0.150%), 8/7/2020	50,000,384
18,290,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.180%, 8/6/2020	18,290,000
10,000,000		Westpac Banking Corp. Ltd., Sydney, 0.458% (3-month USLIBOR +0.150%), 9/18/2020	10,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 0.468% (3-month USLIBOR +0.150%), 9/8/2020	150,000,000
		TOTAL	4,525,353,707
		Finance - Securities—0.5%
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.388% (1-month USLIBOR +0.200%), 8/10/2020	100,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.542% (3-month USLIBOR +0.150%), 8/17/2020	40,000,000
		TOTAL	140,000,000
		Government Agency—0.5%
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	4,925,000
2,100,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.220%, 8/6/2020	2,100,000
1,905,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 0.320%, 8/6/2020	1,905,000
6,825,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.220%, 8/6/2020	6,825,000
8,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	8,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 0.220%, 8/6/2020	6,740,000
Annual Shareholder Report
7

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE—continued
		Government Agency—continued
$11,400,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.220%, 8/6/2020	$11,400,000
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	35,960,000
6,960,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 0.220%, 8/6/2020	6,960,000
5,540,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 0.230%, 8/6/2020	5,540,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	21,000,000
13,150,000		Rohnert Park 668, L.P., (FHLB of San Francisco LOC), 0.220%, 8/6/2020	13,150,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (FHLB of Des Moines LOC), 0.220%, 8/6/2020	7,600,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 0.220%, 8/6/2020	11,260,000
7,680,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 0.220%, 8/6/2020	7,680,000
		TOTAL	155,045,000
		TOTAL NOTES - VARIABLE	4,820,398,707
		MUNICIPAL BOND—0.1%
		Municipal—0.1%
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	22,133,638
		U.S. TREASURY—13.7%
	[2]	U.S. Treasury Bills—13.7%
200,000,000		United States Treasury Bills, 0.130%, 11/3/2020	199,932,111
400,000,000		United States Treasury Bills, 0.130%, 9/3/2020	399,952,333
1,600,000,000		United States Treasury Bills, 0.135%, 8/18/2020	1,599,898,000
800,000,000		United States Treasury Bills, 0.140%, 10/27/2020	799,722,449
500,000,000		United States Treasury Bills, 0.150%, 8/11/2020	499,979,167
500,000,000		United States Treasury Bills, 0.175%, 9/17/2020	499,885,764
		TOTAL U.S. TREASURY	3,999,369,824
		TIME DEPOSITS—3.9%
		Finance - Banking—3.9%
200,000,000		ABN Amro Bank NV, 0.120%, 8/4/2020	200,000,000
650,000,000		Cooperatieve Rabobank UA, 0.080%, 8/3/2020	650,000,000
150,000,000		DNB Bank ASA, 0.050%, 8/3/2020	150,000,000
150,000,000		Nordea Bank Abp, 0.070%, 8/3/2020	150,000,000
		TOTAL TIME DEPOSITS	1,150,000,000
Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—9.3%
	Finance - Banking—9.3%
$100,000,000	BMO Capital Markets Corp., 0.22%, dated 7/23/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,019,556 on 8/24/2020, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $102,006,857 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
55,000,000	BMO Capital Markets Corp., 0.25%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,563 on 8/3/2020, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and medium-term notes with a market value of $76,597,716 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
20,000,000	BMO Capital Markets Corp., 0.30%, dated 7/31/2020, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,000,500 on 8/3/2020, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $20,401,068 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
125,000,000	Merrill Lynch, Pierce, Fenner and Smith., 0.71%, dated 6/16/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,433,889 on 10/30/2020, in which American depositary receipts, corporate bonds and unit investment trusts with a market value of $255,165,825 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
60,000,000	Citigroup Global Markets, Inc., 0.70%, dated 5/21/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,297,500 on 11/17/2020, in which collateralized mortgage obligations, sovereign debt securities and medium-term notes with a market value of $86,765,362 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
70,000,000	Citigroup Global Markets, Inc., 0.75%, dated 5/21/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,618,750 on 11/17/2020, in which medium-term notes and sovereign debt securities with a market value of $168,433,062 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
200,000,000	Credit Agricole CIB Paris, 0.29%, dated 7/13/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,049,944 on 8/13/2020, in which sovereign debt securities with a market value of $204,034,992 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$75,000,000	Credit Agricole CIB Paris, 0.29%, dated 7/22/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,039,875 on 8/24/2020, in which corporate bonds, medium-term notes, sovereign debt securities and U.S. treasury notes with a market value of $153,014,791 have been received as collateral and held with BNY Mellon as tri-party agent.	$75,000,000
50,000,000	Credit Suisse Securities (USA) LLC, 0.60%, dated 7/23/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,150,000 on 10/21/2020, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and municipal bonds with a market value of $102,018,735 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	HSBC Securities (USA), Inc., 0.19%, dated 7/31/2020, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,000,396 on 8/3/2020, in which asset-backed securities with a market value of $25,500,007 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
185,000,000	J.P. Morgan Securities LLC, 0.27%, dated 7/28/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 8/4/2020, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $204,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	185,000,000
150,000,000	J.P. Morgan Securities LLC, 0.34%, dated 7/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,089,722 on 8/24/2020, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
50,000,000	MUFG Securities Americas, Inc., 0.21%, dated 7/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,750 on 8/3/2020, in which corporate bonds and municipal bonds with a market value of $102,002,232 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
20,000,000	Mizuho Securities USA, Inc., 0.50%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,125 on 8/3/2020, in which U.S. treasury notes with a market value of $76,503,274 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$200,000,000	Mizuho Securities USA, Inc., 0.83%, dated 5/8/2020, interest in a $335,000,000 collateralized loan agreement will repurchase securities provided as collateral for $335,919,110 on 9/4/2020, in which corporate bonds and municipal bonds with a market value of $341,904,830 have been received as collateral and held with BNY Mellon as tri-party agent.	$200,000,000
100,000,000	Pershing LLC, 0.34%, dated 6/5/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,222 on 8/10/2020, in which asset-backed securities, commercial paper, common stocks, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $204,005,788 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
300,000,000	Societe Generale, Paris, 0.20%, dated 7/31/2020, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,008,333 on 8/3/2020, in which asset-backed securities, corporate bonds, medium-term notes, U.S. treasury notes and sovereign debt securities with a market value of $510,008,500 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
320,000,000	Societe Generale, Paris, 0.30%, dated 7/31/2020, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,016,250 on 8/3/2020, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt securities with a market value of $663,016,939 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
100,000,000	Standard Chartered Bank, 0.18%, dated 7/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,250 on 8/3/2020, in which U.S. treasury notes with a market value of $153,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,242,000 on 10/16/2020, in which convertible bonds with a market value of $153,039,270 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
120,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,198,000 on 10/27/2020, in which convertible bonds with a market value of $122,411,221 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Wells Fargo Securities LLC, 0.67%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,167,500 on 10/6/2020, in which convertible bonds with a market value of $102,049,357 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
150,000,000	Wells Fargo Securities LLC, 0.67%, dated 7/14/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,242,875 on 10/9/2020, in which convertible bonds with a market value of $153,056,951 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,725,000,000
	REPURCHASE AGREEMENTS—3.6%
	Finance - Banking—3.6%
250,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which Citibank, N.A. will repurchase securities provided as collateral for $250,002,083 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/15/2065 and the market value of those underlying securities was $255,002,152.	250,000,000
300,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,002,500 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/20/2068 and the market value of those underlying securities was $308,742,468.	300,000,000
500,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,025,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $3,070,097,364.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	1,050,000,000
	INVESTMENT COMPANIES—5.1%
1,000,000,000	Federated Hermes Institutional Money Market Management, Institutional Shares, 0.24%[3]	999,713,000
Annual Shareholder Report
12

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
500,267,549	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[3]	$500,267,520
	TOTAL INVESTMENT COMPANIES	1,499,980,520
	TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[4]	29,193,506,115
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	40,375,176
	TOTAL NET ASSETS—100%	$29,233,881,291
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2019	—	26,997,500	26,997,500
Purchases/Additions	1,000,000,000	600,070,049	1,600,070,049
Sales/Reductions	—	(126,800,000)	(126,800,000)
Balance of Shares Held 7/31/2020	1,000,000,000	500,267,549	1,500,267,549
Value	$999,713,000	$500,267,520	$1,499,980,520
Change in Unrealized Appreciation/Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$27,680	$27,680
Dividend Income	$10,420,517	$1,044,831	$11,465,348
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Annual Shareholder Report
13

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.020	0.012	0.005	0.001
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.020	0.012	0.005	0.001
Less Distributions:
Distributions from net investment income	(0.010)	(0.020)	(0.012)	(0.005)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.020)	(0.012)	(0.005)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.01%	2.03%	1.22%	0.45%	0.05%
Ratios to Average Net Assets:
Net expenses[3]	0.53%	0.54%	0.51%	0.51%	0.48%
Net investment income	1.01%	2.06%	1.21%	0.37%	0.07%
Expense waiver/reimbursement[4]	0.11%	0.10%	0.13%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,603,414	$1,678,950	$376,107	$346,013	$1,100,224
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.014	0.006	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.014	0.006	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.014)	(0.006)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.014)	(0.006)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.56%	1.42%	0.58%	0.04%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.97%	1.13%	1.15%	0.82%	0.56%
Net investment income	0.54%	1.42%	0.56%	0.02%	0.01%
Expense waiver/reimbursement[4]	0.32%	0.16%	0.18%	0.51%	0.73%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,615	$44,257	$42,390	$51,059	$231,222
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.023	0.015	0.008	0.003
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.023	0.015	0.008	0.003
Less Distributions:
Distributions from net investment income	(0.013)	(0.023)	(0.015)	(0.008)	(0.003)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.013)	(0.023)	(0.015)	(0.008)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.33%	2.36%	1.53%	0.75%	0.27%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.20%	0.20%	0.21%
Net investment income	1.33%	2.36%	1.56%	0.71%	0.26%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.13%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,814,127	$16,862,096	$5,770,600	$2,868,583	$6,447,093
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2020	Period Ended 7/31/2019[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.013
Net realized gain	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.013
Less Distributions:
Distributions from net investment income	(0.013)	(0.013)
Distributions from net realized gain	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.013)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	1.33%	1.31%
Ratios to Average Net Assets:
Net expenses[5]	0.20%	0.20%[4]
Net investment income	1.32%	2.39%[4]
Expense waiver/reimbursement[6]	0.10%	0.10%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$376,278	$276,284
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.021	0.013	0.005	0.001
Net realized gain	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.021	0.013	0.005	0.001
Less Distributions:
Distributions from net investment income	(0.011)	(0.021)	(0.013)	(0.005)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.021)	(0.013)	(0.005)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.09%	2.10%	1.28%	0.50%	0.08%
Ratios to Average Net Assets:
Net expenses[3]	0.45%	0.45%	0.45%	0.45%	0.40%
Net investment income	1.06%	2.09%	1.31%	0.47%	0.08%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.13%	0.13%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,016,273	$2,757,262	$1,799,914	$1,215,338	$2,044,619
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.016	0.008	0.002	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.016	0.008	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.016)	(0.008)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.016)	(0.008)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.72%	1.65%	0.83%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.81%	0.90%	0.90%	0.79%	0.54%
Net investment income	0.71%	1.64%	0.80%	0.16%	0.01%
Expense waiver/reimbursement[4]	0.19%	0.10%	0.13%	0.24%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,125,251	$1,043,702	$998,683	$1,196,268	$1,477,770
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.015	0.007	0.001	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.015	0.007	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.015)	(0.007)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.015)	(0.007)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.62%	1.51%	0.72%	0.08%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.92%	1.03%	1.00%	0.70%	0.51%
Net investment income	0.63%	1.49%	0.72%	0.02%	0.01%
Expense waiver/reimbursement[4]	0.34%	0.21%	0.23%	0.57%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,265	$32,789	$29,911	$28,365	$472,110
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.022	0.013	0.007	0.002
Net realized gain	0.000[1]	0.000[1]	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.022	0.014	0.007	0.002
Less Distributions:
Distributions from net investment income	(0.012)	(0.022)	(0.014)	(0.007)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.012)	(0.022)	(0.014)	(0.007)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.23%	2.26%	1.43%	0.65%	0.17%
Ratios to Average Net Assets:
Net expenses[3]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.20%	2.25%	1.46%	0.45%	0.17%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$548,708	$670,114	$398,852	$203,594	$1,570,124
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.018	0.010	0.003	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.018	0.010	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.018)	(0.010)	(0.003)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.018)	(0.010)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.87%	1.85%	1.02%	0.29%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.66%	0.70%	0.70%	0.63%	0.55%
Net investment income	0.86%	1.90%	1.03%	0.15%	0.01%
Expense waiver/reimbursement[4]	0.14%	0.10%	0.13%	0.20%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,667,951	$3,502,863	$19,829	$13,188	$83,706
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in repurchase agreements and other repurchase agreements	$3,775,000,000
Investment in securities, including $1,499,980,520 of investment in affiliated holdings*	25,418,506,115
Investment in securities, at amortized cost and fair value		$29,193,506,115
Cash		53,992,671
Income receivable		8,725,203
Income receivable from affiliated holdings		363,343
Receivable for investments sold		20,198,400
Receivable for shares sold		38,603,213
TOTAL ASSETS		29,315,388,945
Liabilities:
Payable for shares redeemed	$77,929,388
Income distribution payable	224,665
Payable for investment adviser fee (Note 5)	69,644
Payable for administrative fees (Note 5)	62,299
Payable for distribution services fee (Note 5)	659,170
Payable for other service fees (Notes 2 and 5)	846,187
Accrued expenses (Note 5)	1,716,301
TOTAL LIABILITIES		81,507,654
Net assets for 29,233,843,930 shares outstanding		$29,233,881,291
Net Assets Consist of:
Paid-in capital		$29,233,835,114
Total distributable earnings (loss)		46,177
TOTAL NET ASSETS		$29,233,881,291
Annual Shareholder Report
24

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,603,414,493 ÷ 1,603,412,447 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$48,615,378 ÷ 48,615,315 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$18,814,126,604 ÷ 18,814,102,580 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$376,277,963 ÷ 376,277,484 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,016,272,746 ÷ 3,016,268,859 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,125,250,515 ÷ 1,125,249,079 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$33,264,541 ÷ 33,264,498 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$548,707,577 ÷ 548,706,876 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$3,667,951,474 ÷ 3,667,946,792 shares outstanding, no par value, unlimited shares authorized	$1.00
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Operations
Year Ended July 31, 2020
Investment Income:
Interest			$445,852,897
Dividends received from an affiliated holding*			11,465,348
TOTAL INCOME			457,318,245
Expenses:
Investment adviser fee (Note 5)		$58,635,892
Administrative fee (Note 5)		23,512,398
Custodian fees		1,134,481
Transfer agent fee (Note 2)		6,215,950
Directors’/Trustees’ fees (Note 5)		151,899
Auditing fees		23,960
Legal fees		7,711
Portfolio accounting fees		291,073
Distribution services fee (Note 5)		13,407,996
Other service fees (Notes 2 and 5)		25,047,443
Share registration costs		1,135,427
Printing and postage		427,425
Miscellaneous (Note 5)		183,769
TOTAL EXPENSES		130,175,424
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(29,258,216)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(3,178,958)
TOTAL WAIVERS AND REIMBURSEMENTS		(32,437,174)
Net expenses			97,738,250
Net investment income			359,579,995
Net realized gain on investments (including net realized gain of $27,680 on sales of investments in an affiliated holding*)			52,710
Change in net assets resulting from operations			$359,632,705
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$359,579,995	$395,305,201
Net realized gain	52,710	16,367
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	359,632,705	395,321,568
Distributions to Shareholders:
Automated Shares	(16,843,929)	(26,085,945)
Class R Shares	(248,645)	(636,026)
Wealth Shares	(256,180,113)	(255,912,055)
Advisor Shares	(4,429,409)	(1,355,299)
Service Shares	(34,575,442)	(47,210,636)
Cash II Shares	(7,711,336)	(16,939,442)
Cash Series Shares	(217,406)	(408,312)
Capital Shares	(7,930,540)	(13,067,718)
Trust Shares	(31,478,943)	(33,684,873)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(359,615,763)	(395,300,306)
Share Transactions:
Proceeds from sale of shares	41,712,534,158	41,721,543,941
Net asset value of shares issued to shareholders in payment of distributions declared	335,636,444	362,235,071
Cost of shares redeemed	(39,682,621,667)	(24,651,770,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,365,548,935	17,432,008,393
Change in net assets	2,365,565,877	17,432,029,655
Net Assets:
Beginning of period	26,868,315,414	9,436,285,759
End of period	$29,233,881,291	$26,868,315,414
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund began offering Advisor Shares.
Prior to June 29, 2020, the name of the Trust and Fund were Money Market Obligations Trust and Federated Prime Cash Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report
28

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Annual Shareholder Report
29

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $32,437,174 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$1,648,523	$—
Class R Shares	116,098	(2,232)
Wealth Shares	2,277,897	(222)
Advisor Shares	39,962	—
Service Shares	386,005	—
Cash II Shares	1,192,025	(8,029)
Cash Series Shares	39,944	(2,399)
Capital Shares	78,418	—
Trust Shares	437,078	(5)
TOTAL	$6,215,950	$(12,887)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $81,192 of other service fees for the year ended July 31, 2020. Subject to the terms described in the Expense Limitation note, FSSC may
Annual Shareholder Report
30

voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$4,184,327	$—	$(231,976)
Class R Shares	$113,137	$(6,715)	$(31,827)
Service Shares	$8,117,308	$(7,610)	$(171,184)
Cash II Shares	$2,704,708	$(9,351)	$(607,814)
Cash Series Shares	$86,575	$(313)	$(24,650)
Capital Shares	$658,749	$—	$—
Trust Shares	$9,182,639	$(62,719)	$(1,324,986)
TOTAL	$25,047,443	$(86,708)	$(2,392,437)
For the year ended July 31, 2020, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
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securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,758,276,041	$1,758,276,041	2,586,946,546	$2,586,976,145
Shares issued to shareholders in payment of distributions declared	16,647,845	16,647,845	25,918,844	25,918,844
Shares redeemed	(1,850,460,085)	(1,850,460,085)	(1,310,023,803)	(1,310,023,803)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(75,536,199)	$(75,536,199)	1,302,841,587	$1,302,871,186

Year Ended July 31	2020		2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	27,445,309	$27,445,309	34,908,755	$34,908,798
Shares issued to shareholders in payment of distributions declared	247,196	247,196	629,102	629,102
Shares redeemed	(23,333,858)	(23,333,858)	(33,671,231)	(33,671,231)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	4,358,647	$4,358,647	1,866,626	$1,866,669

Year Ended July 31	2020		2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	28,640,379,005	$28,640,379,005	25,633,683,302	$25,633,683,302
Shares issued to shareholders in payment of distributions declared	234,495,334	234,495,334	226,374,442	226,374,442
Shares redeemed	(26,922,855,195)	(26,922,855,195)	(14,768,574,598)	(14,768,575,207)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,952,019,144	$1,952,019,144	11,091,483,146	$11,091,482,537
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	Year Ended 7/31/2020		Period Ended 7/31/2019[1]
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	884,263,886	$884,263,886	371,071,208	$371,071,208
Shares issued to shareholders in payment of distributions declared	4,429,608	4,429,608	1,355,058	1,355,058
Shares redeemed	(788,700,279)	(788,700,279)	(96,141,997)	(96,171,899)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	99,993,215	$99,993,215	276,284,269	$276,254,367

Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,238,090,768	$5,238,090,768	6,557,740,411	$6,557,743,267
Shares issued to shareholders in payment of distributions declared	33,107,271	33,107,271	44,731,226	44,731,226
Shares redeemed	(5,012,188,657)	(5,012,188,657)	(5,645,126,628)	(5,645,126,628)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	259,009,382	$259,009,382	957,345,009	$957,347,865

Year Ended July 31	2020		2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,804,367,389	$1,804,367,389	1,771,628,327	$1,771,630,422
Shares issued to shareholders in payment of distributions declared	7,694,480	7,694,480	16,886,647	16,886,647
Shares redeemed	(1,730,513,658)	(1,730,513,658)	(1,743,497,551)	(1,743,497,551)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	81,548,211	$81,548,211	45,017,423	$45,019,518

Year Ended July 31	2020		2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	53,724,382	$53,724,382	75,300,630	$75,300,712
Shares issued to shareholders in payment of distributions declared	213,355	213,355	391,139	391,139
Shares redeemed	(53,461,835)	(53,461,835)	(72,814,401)	(72,814,401)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	475,902	$475,902	2,877,368	$2,877,450
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Year Ended July 31	2020		2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	719,368,195	$719,368,195	916,067,161	$916,067,441
Shares issued to shareholders in payment of distributions declared	7,340,811	7,340,811	12,265,697	12,265,697
Shares redeemed	(848,115,152)	(848,115,152)	(657,071,466)	(657,071,466)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(121,406,146)	$(121,406,146)	271,261,392	$271,261,672

Year Ended July 31	2020		2019
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,586,619,183	$2,586,619,183	3,774,162,646	$3,774,162,646
Shares issued to shareholders in payment of distributions declared	31,460,544	31,460,544	33,682,916	33,682,916
Shares redeemed	(2,452,992,948)	(2,452,992,948)	(324,814,090)	(324,818,433)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	165,086,779	$165,086,779	3,483,031,472	$3,483,027,129
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,365,548,935	$2,365,548,935	17,432,008,292	$17,432,008,393
1	Reflects operations for the period from January 18, 2019 to July 31, 2019.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$359,613,083	$395,300,306
Long-term capital gains	$2,680	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$46,177
2	For tax purposes, short-term capital gain distributions are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2020, the Adviser voluntarily waived $28,956,649 of its fee and voluntarily reimbursed $12,887 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2020, the Adviser reimbursed $301,567.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$230,382	$(62,444)
Cash II Shares	3,787,183	(354,651)
Cash Series Shares	207,792	(56,616)
Trust Shares	9,182,639	(213,215)
TOTAL	$13,407,996	$(686,926)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended July 31, 2020, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2020, FSSC received $74,646 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20% 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2020, the Fund had no outstanding loans. During the year ended July 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2020, the amount of long-term capital gains designated by the Fund was $2,680.
For the fiscal year ended July 31, 2020, 81.04% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the FEDERATED HERMES Money Market Obligations Trust and Shareholders of Federated HERMES Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Prime Cash Obligations Fund (formerly, Federated Prime Cash Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’-investment companies since 2006.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,002.20	$2.54
Class R Shares	$1,000	$1,000.80	$3.93[2]
Wealth Shares	$1,000	$1,003.80	$1.00
Advisor Shares	$1,000	$1,003.80	$1.00
Service Shares	$1,000	$1,002.60	$2.19
Cash II Shares	$1,000	$1,001.20	$3.58[3]
Cash Series Shares	$1,000	$1,000.90	$3.83[4]
Capital Shares	$1,000	$1,003.30	$1.49
Trust Shares	$1,000	$1,001.70	$3.04[5]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.30	$2.56
Class R Shares	$1,000	$1,020.90	$3.97[2]
Wealth Shares	$1,000	$1,023.90	$1.01
Advisor Shares	$1,000	$1,023.90	$1.01
Service Shares	$1,000	$1,022.70	$2.21
Cash II Shares	$1,000	$1,021.30	$3.62[3]
Cash Series Shares	$1,000	$1,021.00	$3.87[4]
Capital Shares	$1,000	$1,023.40	$1.51
Trust Shares	$1,000	$1,021.80	$3.07[5]
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.51%
Class R Shares	0.79%
Wealth Shares	0.20%
Advisor Shares	0.20%
Service Shares	0.44%
Cash II Shares	0.72%
Cash Series Shares	0.77%
Capital Shares	0.30%
Trust Shares	0.61%
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2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.72 and $5.77, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.48 and $4.52, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.22 and $5.27, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.48 and $3.52, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Prime Cash Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES PRIME CASH OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
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Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
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Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
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In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	Institutional | POIXX

Federated Hermes Institutional Prime Obligations Fund
(formerly, Federated Institutional Prime Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Institutional Prime Obligations Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)– Federated Hermes Institutional Prime Obligations Fund
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	41.1%
Variable Rate Instruments	18.1%
Other Repurchase Agreements and Repurchase Agreements	15.2%
Bank Instruments	13.2%
U.S. Treasury	12.2%
Municipal Bonds	0.2%
Asset-Backed Securities[2]	0.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[5]	35.6%
8-30 Days	21.4%
31-90 Days	28.0%
91-180 Days	12.0%
181 Days or more	3.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 15.8% of the Fund’s portfolio.
Annual Shareholder Report
1

Portfolio of Investments– Federated Institutional Prime Obligations Fund
July 31, 2020
Principal Amount			Value
		ASSET-BACKED SECURITY—0.0%
		Finance - Equipment—0.0%
$4,932,273		Ascentium Equipment Receivables 2019-2 Trust, Class A1, 2.150%, 11/10/2020 (IDENTIFIED COST $4,932,273)	$4,938,518
		CERTIFICATES OF DEPOSIT—9.0%
		Finance - Banking—9.0%
50,000,000		BMO Harris Bank, N.A., 0.250%, 10/5/2020	50,012,095
275,000,000		Bank of Montreal, 0.220%, 10/29/2020	275,001,372
100,000,000		Bank of Montreal, 1.450%, 2/26/2021	100,693,356
300,000,000		Canadian Imperial Bank of Commerce, 0.430% - 0.600%, 5/4/2021 - 5/28/2021	300,506,860
125,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.240%, 8/17/2020	125,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.675%, 8/21/2020	99,991,251
740,000,000		Mizuho Bank Ltd., 0.200% - 0.220%, 8/3/2020 - 8/28/2020	740,000,000
150,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.200%, 9/1/2020 - 9/2/2020	150,000,000
225,000,000		Toronto Dominion Bank, 0.450% - 0.600%, 5/4/2021 - 6/9/2021	225,388,126
70,000,000		Wells Fargo Bank International, 1.720% - 1.780%, 8/14/2020 - 9/4/2020	70,067,055
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,134,907,726)	2,136,660,115
	[1]	COMMERCIAL PAPER—41.1%
		Aerospace/Auto—3.4%
130,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 1.258% - 1.305%, 8/26/2020 - 11/16/2020	129,927,480
50,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 1.531%, 11/2/2020	49,971,670
165,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. Support Agreement), 0.380%, 12/16/2020	164,831,754
415,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.511% - 1.735%, 10/26/2020 - 11/6/2020	414,776,970
50,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. Support Agreement), 0.350%, 9/14/2020	49,978,611
		TOTAL	809,486,485
		Finance - Banking—7.2%
96,750,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.240% - 0.250%, 9/2/2020 - 11/10/2020	96,705,216
Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$225,000,000		DNB Bank ASA, 0.190%, 10/27/2020	$224,907,599
50,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.220%, 9/4/2020	49,989,611
25,800,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.210%, 8/7/2020	25,799,097
245,361,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.160% - 0.210%, 9/2/2020 - 9/4/2020	245,318,137
100,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.220%, 8/10/2020	99,994,500
89,000,000		NRW.Bank, 0.185%, 10/30/2020	88,959,505
432,400,000		Nationwide Building Society, 0.190% - 0.205%, 8/6/2020 - 8/24/2020	432,370,249
100,000,000		Nordea Bank Abp, 0.190%, 10/27/2020	99,954,778
350,000,000		Toronto Dominion Bank, 0.120%, 8/5/2020	349,995,335
		TOTAL	1,713,994,027
		Finance - Commercial—4.6%
40,000,000		CAFCO, LLC, 0.954%, 10/20/2020	39,984,610
285,000,000		CHARTA, LLC, 0.230% - 0.371%, 8/7/2020 - 11/16/2020	284,915,959
215,000,000		CRC Funding, LLC, 0.200% - 1.258%, 10/1/2020 - 11/4/2020	214,903,591
540,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200% - 0.250%, 8/14/2020 - 9/22/2020	539,876,149
		TOTAL	1,079,680,309
		Finance - Retail—8.3%
197,850,000		Barton Capital S.A., 0.120% - 0.170%, 8/3/2020 - 8/26/2020	197,843,351
615,700,000		Chariot Funding LLC, 0.190% - 0.300%, 9/11/2020 - 11/30/2020	615,392,088
190,000,000		Fairway Finance Co. LLC, 0.250% - 1.258%, 8/13/2020 - 11/18/2020	189,916,136
445,033,000		Old Line Funding, LLC, 0.250% - 1.390%, 8/17/2020 - 11/10/2020	444,828,752
50,000,000		Old Line Funding, LLC, 0.360%, 2/24/2021	49,901,778
413,000,000		Sheffield Receivables Company LLC, 0.290% - 1.356%, 8/7/2020 - 11/3/2020	412,890,673
70,000,000		Thunder Bay Funding, LLC, 0.270% - 0.280%, 10/22/2020	69,973,371
		TOTAL	1,980,746,149
		Finance - Securities—8.0%
445,000,000		Anglesea Funding LLC, 0.381% - 1.306%, 8/14/2020 - 11/2/2020	444,835,469
185,000,000		Chesham Finance LLC Series III, 0.120%, 8/4/2020 - 8/5/2020	184,997,700
177,500,000		Chesham Finance LLC Series VII, 0.120% - 0.270%, 8/3/2020 - 9/15/2020	177,493,313
250,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.331% - 0.933%, 8/4/2020 - 12/28/2020	249,831,698
Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$640,500,000		Collateralized Commercial Paper V Co. LLC, 0.290% - 0.933%, 8/4/2020 - 1/20/2021	$640,114,477
100,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.210%, 8/10/2020	99,994,750
95,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.130%, 8/3/2020	94,999,314
		TOTAL	1,892,266,721
		Insurance—0.1%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/5/2021	19,978,685
10,000,000		UnitedHealth Group, Inc., 0.130%, 8/5/2020	9,999,855
		TOTAL	29,978,540
		Municipal—0.2%
44,059,000		Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 0.350%, 9/9/2020	44,042,294
		Sovereign—9.3%
518,600,000		Caisse des Depots et Consignations (CDC), 0.210% - 0.300%, 8/3/2020 - 11/16/2020	518,499,639
369,500,000		Erste Abwicklungsanstalt, 0.230% - 0.240%, 9/21/2020 - 10/6/2020	369,384,554
210,000,000		FMS Wertmanagement AoR, 0.230% - 0.240%, 11/9/2020 - 11/12/2020	209,898,883
950,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.240% - 0.280%, 8/15/2020 - 10/25/2020	949,751,855
155,000,000		Nederlandse Waterschapsbank NV, 0.120%, 8/6/2020	154,997,416
		TOTAL	2,202,532,347
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $9,748,516,216)	9,752,726,872
	[2]	NOTES - VARIABLE—18.1%
		Finance - Banking—15.9%
120,000,000		Bank of Montreal, 0.404% (1-month USLIBOR +0.240%), 8/6/2020	120,000,000
100,000,000		Bank of Montreal, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	100,033,577
100,000,000		Bank of Montreal, 0.470% (Effective Fed Funds +0.370%), 8/3/2020	100,000,000
100,000,000		Bank of Montreal, 0.516% (3-month USLIBOR +0.130%), 8/17/2020	100,036,807
123,000,000		Bank of Montreal, 0.535% (3-month USLIBOR +0.100%), 8/12/2020	123,019,242
100,000,000		Bank of Montreal, 0.574% (3-month USLIBOR +0.140%), 8/13/2020	100,038,472
40,000,000		Bank of Nova Scotia, Toronto, 0.386% (1-month USLIBOR +0.220%), 8/10/2020	40,006,331
Annual Shareholder Report
4

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$50,000,000		Bank of Nova Scotia, Toronto, 0.386% (1-month USLIBOR +0.220%), 8/10/2020	$50,007,914
100,000,000		Bank of Nova Scotia, Toronto, 0.388% (1-month USLIBOR +0.210%), 8/11/2020	100,007,939
125,000,000		Bank of Nova Scotia, Toronto, 0.408% (3-month USLIBOR +0.140%), 10/30/2020	125,048,303
55,000,000		Bank of Nova Scotia, Toronto, 0.421% (3-month USLIBOR +0.150%), 10/21/2020	55,020,244
100,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	100,000,000
65,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	65,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.500% (Effective Fed Funds +0.400%), 8/3/2020	50,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2020	65,026,101
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.405% (3-month USLIBOR +0.150%), 10/23/2020	60,022,651
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.406% (3-month USLIBOR +0.100%), 9/28/2020	50,014,081
54,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.429% (3-month USLIBOR +0.130%), 9/17/2020	54,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.480% (3-month USLIBOR +0.130%), 8/28/2020	65,020,924
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.487% (3-month USLIBOR +0.190%), 9/25/2020	30,000,000
59,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), (Series 2004K) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.190%, 8/5/2020	59,000,000
50,000,000		Canadian Imperial Bank of Commerce, 0.310% (Effective Fed Funds +0.210%), 8/3/2020	49,989,955
250,000,000		Canadian Imperial Bank of Commerce, 0.414% (1-month USLIBOR +0.250%), 8/4/2020	250,192,977
98,500,000		Canadian Imperial Bank of Commerce, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	98,500,000
25,000,000		Canadian Imperial Bank of Commerce, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	25,008,394
150,000,000		Canadian Imperial Bank of Commerce, 0.681% (3-month USLIBOR +0.140%), 8/5/2020	150,053,049
5,635,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.210%, 8/6/2020	5,635,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.150%, 8/5/2020	16,700,000
Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.220%, 8/6/2020	$3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.220%, 8/6/2020	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	7,595,000
14,425,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	14,425,000
30,000,000		J.P. Morgan Securities LLC, 0.386% (3-month USLIBOR +0.080%), 9/29/2020	29,988,843
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.200%, 8/5/2020	14,500,000
17,570,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/5/2020	17,570,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	9,000,000
21,000,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.200%, 8/5/2020	21,000,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	9,780,000
25,000,000		National Australia Bank Ltd., Melbourne, 0.405% (3-month USLIBOR +0.090%), 9/11/2020	24,991,255
100,000,000		National Australia Bank Ltd., Melbourne, 0.490% (3-month USLIBOR +0.130%), 8/25/2020	100,015,949
25,000,000		Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 0.658% (1-month USLIBOR +0.480%), 8/13/2020	25,003,373
4,385,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.270%, 8/6/2020	4,385,000
45,000,000		Royal Bank of Canada, 0.350% (Secured Overnight Financing Rate +0.250%), 8/3/2020	45,010,473
50,000,000		Royal Bank of Canada, 0.420% (Secured Overnight Financing Rate +0.320%), 8/3/2020	50,000,000
50,000,000		Royal Bank of Canada, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	50,000,000
100,000,000		Royal Bank of Canada, 0.650% (Secured Overnight Financing Rate +0.550%), 8/3/2020	100,199,180
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.220%, 8/6/2020	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.220%, 8/6/2020	20,000,000
Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	$18,965,000
720,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.550%, 8/6/2020	720,000
205,000,000		Toronto Dominion Bank, 0.420% (Effective Fed Funds +0.320%), 8/3/2020	205,072,299
75,000,000		Toronto Dominion Bank, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	75,000,000
150,000,000		Toronto Dominion Bank, 0.494% (3-month USLIBOR +0.190%), 10/5/2020	150,054,208
75,000,000		Toronto Dominion Bank, 0.498% (3-month USLIBOR +0.190%), 9/30/2020	75,028,481
25,000,000		Toronto Dominion Bank, 0.545% (3-month USLIBOR +0.300%), 10/27/2020	25,047,598
40,000,000		Toronto Dominion Bank, 0.573% (3-month USLIBOR +0.140%), 8/13/2020	40,015,389
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.180%, 8/6/2020	68,300,000
5,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/5/2020	5,000,000
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.468% (3-month USLIBOR +0.150%), 9/8/2020	130,067,648
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.481% (3-month USLIBOR +0.150%), 9/4/2020	100,050,372
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.481% (3-month USLIBOR +0.150%), 9/4/2020	100,050,372
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.230%, 8/6/2020	6,485,000
		TOTAL	3,775,702,401
		Finance - Retail—0.4%
75,000,000		Old Line Funding, LLC, 0.413% (1-month USLIBOR +0.250%), 8/7/2020	75,039,563
25,000,000		Old Line Funding, LLC, 0.511% (3-month USLIBOR +0.130%), 8/19/2020	25,003,443
		TOTAL	100,043,006
		Finance - Securities—0.8%
42,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.421% (1-month USLIBOR +0.250%), 8/3/2020	42,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.366% (1-month USLIBOR +0.200%), 8/3/2020	50,000,000
Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$43,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.565% (3-month USLIBOR +0.130%), 8/12/2020	$43,509,465
10,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.542% (3-month USLIBOR +0.150%), 8/17/2020	10,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.542% (3-month USLIBOR +0.150%), 8/17/2020	40,000,000
		TOTAL	185,509,465
		Government Agency—1.0%
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	9,015,000
2,250,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.220%, 8/6/2020	2,250,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/5/2020	6,830,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.220%, 8/6/2020	5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	27,100,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	16,000,000
5,710,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.220%, 8/6/2020	5,710,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/6/2020	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	19,640,000
805,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	805,000
Annual Shareholder Report
8

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	$5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.220%, 8/5/2020	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/6/2020	6,255,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	5,975,000
		TOTAL	224,760,000
		TOTAL NOTES—VARIABLE (IDENTIFIED COST $4,284,800,098)	4,286,014,872
		U.S. TREASURY—12.2%
	[3]	U.S. Treasury Bills—12.2%
250,000,000		United States Treasury Bills, 0.125%, 8/13/2020	249,989,445
250,000,000		United States Treasury Bills, 0.130%, 11/3/2020	249,939,305
1,500,000,000		United States Treasury Bills, 0.135%, 8/18/2020	1,499,904,375
900,000,000		United States Treasury Bills, 0.135%, 9/1/2020	899,895,375
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,899,704,334)	2,899,728,500
		TIME DEPOSITS—4.2%
		Finance - Banking—4.2%
600,000,000		ABN Amro Bank NV, 0.130%, 8/3/2020	600,000,000
400,000,000		Australia & New Zealand Banking Group, Melbourne, 0.120%, 8/5/2020	400,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,000,000,000)	1,000,000,000
		MUNICIPAL BONDS—0.2%
		Municipal—0.2%
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	22,185,805
27,000,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	27,068,440
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $49,202,079)	49,254,245
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—8.5%
	Finance - Banking—8.5%
$125,000,000	BMO Capital Markets Corp., 0.20%, dated 7/31/2020, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $178,411,964 have been received as collateral and held with BNY Mellon as tri-party agent.	$125,000,000
100,000,000	BNP Paribas SA, 0.22%, dated 7/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,833 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $102,001,870 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
125,000,000	Merrill Lynch, Pierce, Fenner and Smith, 0.71%, dated 6/16/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,433,889 on 10/30/2020, in which American depositary receipts, corporate bonds, medium-term notes and unit investment trust with a market value of $255,165,825 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
38,400,000	Citigroup Global Markets, Inc., 0.59%, dated 7/31/2020, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,967 on 8/3/2020, in which medium-term notes, treasury bonds and treasury notes with a market value of $40,802,006 have been received as collateral and held with BNY Mellon as tri-party agent.	38,400,000
25,000,000	Citigroup Global Markets, Inc., 0.70%, dated 5/21/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,297,075 on 11/17/2020, in which certificate of deposit, corporate bonds, medium-term notes and sovereign debt with a market value of $86,765,362 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	Citigroup Global Markets, Inc., 0.75%, dated 5/21/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,617,925 on 11/17/2020, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $168,433,062 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
75,000,000	Credit Agricole CIB Paris, 0.29%, dated 7/22/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,039,875 on 8/24/2020, in which sovereign debt with a market value of $153,014,791 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Credit Suisse Securities (USA) LLC, 0.60%, dated 7/23/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,150,000 on 10/21/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and municipal bonds with a market value of $102,018,735 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
75,000,000	J.P. Morgan Securities LLC, 0.34%, dated 7/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,089,722 on 8/24/2020, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
50,000,000	MUFG Securities Americas, Inc., 0.21%, dated 7/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,750 on 8/3/2020, in which corporate bonds, medium-term notes, municipal bonds, treasury bonds and treasury notes with a market value of $102,002,232 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
75,000,000	MUFG Securities Americas, Inc., 0.24%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,500 on 8/3/2020, in which American depositary receipts, corporate bonds and unit investment trust with a market value of $76,501,530 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
20,000,000	Mizuho Securities USA, Inc., 0.50%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,125 on 8/3/2020, in which treasury notes with a market value of $76,503,274 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
115,000,000	Mizuho Securities USA, Inc., 0.83%, dated 5/8/2020, interest in a $335,000,000 collateralized loan agreement will repurchase securities provided as collateral for $335,447,969 on 9/4/2020, in which corporate bonds and municipal bonds with a market value of $341,904,830 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
100,000,000	Pershing LLC., 0.34%, dated 6/5/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,222 on 8/10/2020, in which asset-backed securities, exchange traded funds, certificate of deposit, collateralized mortgage obligations, commercial paper, common stocks, convertible bonds, corporate bonds, medium-term notes, municipal bonds and sovereign debt with a market value of $204,005,788 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$200,000,000	Societe Generale, Paris, 0.20%, dated 7/31/2020, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,008,333 on 8/3/2020, in which asset-backed securities, corporate bonds, medium-term notes, sovereign and treasury notes with a market value of $510,008,500 have been received as collateral and held with BNY Mellon as tri-party agent.	$200,000,000
315,000,000	Societe Generale, Paris, 0.30%, dated 7/31/2020, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,016,250 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,016,939 have been received as collateral and held with BNY Mellon as tri-party agent.	315,000,000
50,000,000	Standard Chartered Bank, 0.18%, dated 7/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,250 on 8/3/2020, in which treasury notes with a market value of $153,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,242,000 on 10/16/2020, in which convertible bonds with a market value of $153,039,270 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
120,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,198,000 on 10/27/2020, in which convertible bonds with a market value of $122,411,220 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
100,000,000	Wells Fargo Securities LLC, 0.67%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,167,500 on 10/6/2020, in which convertible bonds with a market value of $102,049,357 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,003,400,000)	2,003,400,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—6.7%
	Finance - Banking—6.7%
$750,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,006,250 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/25/2044 and the market value of those underlying securities was $765,042,364.	$750,000,000
260,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,025,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $3,070,097,364.	260,000,000
575,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $575,004,792 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2059 and the market value of those underlying securities was $589,542,921.	575,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,585,000,000)	1,585,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $23,710,462,726)[4]	23,717,723,122
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	1,012,042
	TOTAL NET ASSETS—100%	$23,718,735,164
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Discount rate at time of purchase.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
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Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0004	$1.0003	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0136	0.0239	0.0156	0.0063	0.003
Net realized gain	0.0003	0.0001	0.0000[1]	0.0011	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.0139	0.0240	0.0156	0.0074	0.004
Less Distributions:
Distributions from net investment income	(0.0136)	(0.0239)	(0.0156)	(0.0063)	(0.003)
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)
TOTAL DISTRIBUTIONS	(0.0136)	(0.0239)	(0.0156)	(0.0071)	(0.004)
Net Asset Value, End of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.00
Total Return[2]	1.39%	2.43%	1.57%	0.66%	0.26%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.17%	0.20%	0.21%
Net investment income	1.37%	2.41%	1.62%	0.40%	0.26%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,611,390	$21,146,776	$10,941,508	$787,309	$21,921,916
1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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15

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
July 31, 2020
Assets:
Investment in other repurchase agreements and repurchase agreements	$3,588,400,000
Investment in securities	20,129,323,122
Investment in securities, at value (identified cost $23,710,462,726)		$23,717,723,122
Income receivable		5,993,702
TOTAL ASSETS		23,723,716,824
Liabilities:
Bank overdraft	$7,709
Income distribution payable	4,123,805
Payable for Directors’/Trustees’ fees (Note 5)	420
Payable for investment adviser fee (Note 5)	39,998
Payable for administrative fee (Note 5)	50,482
Payable for custodian fees	286,690
Payable for share registration costs	349,517
Accrued expenses (Note 5)	123,039
TOTAL LIABILITIES		4,981,660
Net assets for 23,702,099,311 shares outstanding		$23,718,735,164
Net Assets Consist of:
Paid-in capital		$23,713,038,713
Total distributable earnings		5,696,451
TOTAL NET ASSETS		$23,718,735,164
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$23,611,390,432 ÷ 23,594,827,722 shares outstanding, no par value, unlimited shares authorized		$1.0007
Service Shares:
$83,818,097 ÷ 83,763,241 shares outstanding, no par value, unlimited shares authorized		$1.0007
Capital Shares:
$23,526,635 ÷ 23,508,348 shares outstanding, no par value, unlimited shares authorized		$1.0008
See Notes which are an integral part of the Financial Statements
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Statement of Operations–
Federated Institutional Prime Obligations Fund
Year Ended July 31, 2020
Investment Income:
Interest			$357,969,830
Expenses:
Investment adviser fee (Note 5)		$46,858,734
Administrative fee (Note 5)		18,389,446
Custodian fees		903,635
Transfer agent fee		227,226
Directors’/Trustees’ fees (Note 5)		116,682
Auditing fees		25,110
Legal fees		7,711
Portfolio accounting fees		262,906
Other service fees (Notes 2 and 5)		288,041
Share registration costs		448,624
Printing and postage		25,976
Miscellaneous (Note 5)		108,438
TOTAL EXPENSES		67,662,529
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(31,082,399)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(501)
TOTAL WAIVERS AND REIMBURSEMENT		(31,082,900)
Net expenses			36,579,629
Net investment income			321,390,201
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments			(1,568,343)
Net change in unrealized appreciation of investments			3,688,255
Change in net assets resulting from operations			$323,510,113
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$321,390,201	$372,519,522
Net realized gain (loss)	(1,568,343)	55,250
Net change in unrealized appreciation/depreciation	3,688,255	2,163,260
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	323,510,113	374,738,032
Distributions to Shareholders:
Automated Shares[1]	—	(2)
Institutional Shares	(319,807,042)	(370,570,446)
Service Shares	(1,400,428)	(1,436,015)
Capital Shares	(233,170)	(528,383)
Trust Shares[2]	—	(9,911)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(321,440,640)	(372,544,757)
Share Transactions:
Proceeds from sale of shares	63,468,243,391	49,590,631,644
Net asset value of shares issued to shareholders in payment of distributions declared	53,575,799	78,813,357
Cost of shares redeemed	(61,060,281,709)	(39,431,593,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,461,537,481	10,237,851,652
Change in net assets	2,463,606,954	10,240,044,927
Net Assets:
Beginning of period	21,255,128,210	11,015,083,283
End of period	$23,718,735,164	$21,255,128,210
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. The financial highlights of the Service Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
Prior to June 29, 2020, the name of the Trust and Fund were Money Market Obligations Trust and Federated Institutional Prime Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each
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time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
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indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
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certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $31,082,900 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$278,191	$(48)	$(453)
Capital Shares	$9,850	$—	$—
TOTAL	$288,041	$(48)	$(453)
For the year ended July 31, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Automated Shares[1]:	Shares	Amount	Shares	Amount
Shares redeemed	—	$—	(100)	$(100)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(100)	$(100)

Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	62,747,078,555	$62,773,370,088	48,952,533,604	$48,966,707,463
Shares issued to shareholders in payment of distributions declared	52,072,038	52,091,304	76,894,192	76,916,497
Shares redeemed	(60,342,756,540)	(60,362,871,020)	(38,829,386,725)	(38,840,532,290)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,456,394,053	$2,462,590,372	10,200,041,071	$10,203,091,670
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Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	275,734,832	$275,819,555	230,564,297	$230,622,399
Shares issued to shareholders in payment of distributions declared	1,251,498	1,251,881	1,401,043	1,401,450
Shares redeemed	(287,168,204)	(287,257,442)	(185,826,492)	(185,874,390)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(10,181,874)	$(10,186,006)	46,138,848	$46,149,459

Year Ended July 31	2020		2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	418,856,851	$419,053,748	393,206,796	$393,299,582
Shares issued to shareholders in payment of distributions declared	232,523	232,614	487,051	487,169
Shares redeemed	(409,949,325)	(410,153,247)	(404,527,011)	(404,622,855)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,140,049	$9,133,115	(10,833,164)	$(10,836,104)

Year Ended July 31	2020		2019
Trust Shares[2]:	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,199	$2,200
Shares issued to shareholders in payment of distributions declared	—	—	8,239	8,241
Shares redeemed	—	—	(563,492)	(563,714)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	(553,054)	$(553,273)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,455,352,228	$2,461,537,481	10,234,793,601	$10,237,851,652
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$321,440,640	$372,544,757
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,398
Net unrealized appreciation	$7,260,396
Capital loss carryforwards	$(1,568,343)
At July 31, 2020, the cost of investments for federal tax purposes was $23,710,462,726. The net unrealized appreciation of investments for federal tax purposes was $7,260,396. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,271,263 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,867.
As of July 31, 2020, the Fund had a capital loss carryforward of $1,568,343 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,568,343	$—	$1,568,343
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the Adviser voluntarily waived $31,082,399 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2020, FSSC received $2,566 and reimbursed $48 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $31,000,000 and $341,474,699, respectively. Net realized loss recognized on these transactions was $(389,649).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Trust’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2020, the Fund had no outstanding loans. During the year ended July 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2020, 82.74% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated Hermes Money Market Obligations Trust and Shareholders of Federated Hermes INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Obligations Fund (formerly, Federated Institutional Prime Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ - investment companies since 2006.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)– Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,004.10	$0.75[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.12	$0.75[2]
1	Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.01, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Institutional Prime Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL PRIME OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
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Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
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Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
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In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454500 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	Institutional | POIXX	Service | PRSXX	Capital | POPXX

Federated Hermes Institutional Prime Obligations Fund
(formerly, Federated Institutional Prime Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Institutional Prime Obligations Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)– Federated Hermes Institutional Prime Obligations Fund
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	41.1%
Variable Rate Instruments	18.1%
Other Repurchase Agreements and Repurchase Agreements	15.2%
Bank Instruments	13.2%
U.S. Treasury	12.2%
Municipal Bonds	0.2%
Asset-Backed Securities[2]	0.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[5]	35.6%
8-30 Days	21.4%
31-90 Days	28.0%
91-180 Days	12.0%
181 Days or more	3.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 15.8% of the Fund’s portfolio.
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Portfolio of Investments– Federated Institutional Prime Obligations Fund
July 31, 2020
Principal Amount			Value
		ASSET-BACKED SECURITY—0.0%
		Finance - Equipment—0.0%
$4,932,273		Ascentium Equipment Receivables 2019-2 Trust, Class A1, 2.150%, 11/10/2020 (IDENTIFIED COST $4,932,273)	$4,938,518
		CERTIFICATES OF DEPOSIT—9.0%
		Finance - Banking—9.0%
50,000,000		BMO Harris Bank, N.A., 0.250%, 10/5/2020	50,012,095
275,000,000		Bank of Montreal, 0.220%, 10/29/2020	275,001,372
100,000,000		Bank of Montreal, 1.450%, 2/26/2021	100,693,356
300,000,000		Canadian Imperial Bank of Commerce, 0.430% - 0.600%, 5/4/2021 - 5/28/2021	300,506,860
125,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.240%, 8/17/2020	125,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.675%, 8/21/2020	99,991,251
740,000,000		Mizuho Bank Ltd., 0.200% - 0.220%, 8/3/2020 - 8/28/2020	740,000,000
150,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.200%, 9/1/2020 - 9/2/2020	150,000,000
225,000,000		Toronto Dominion Bank, 0.450% - 0.600%, 5/4/2021 - 6/9/2021	225,388,126
70,000,000		Wells Fargo Bank International, 1.720% - 1.780%, 8/14/2020 - 9/4/2020	70,067,055
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,134,907,726)	2,136,660,115
	[1]	COMMERCIAL PAPER—41.1%
		Aerospace/Auto—3.4%
130,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 1.258% - 1.305%, 8/26/2020 - 11/16/2020	129,927,480
50,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 1.531%, 11/2/2020	49,971,670
165,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. Support Agreement), 0.380%, 12/16/2020	164,831,754
415,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.511% - 1.735%, 10/26/2020 - 11/6/2020	414,776,970
50,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. Support Agreement), 0.350%, 9/14/2020	49,978,611
		TOTAL	809,486,485
		Finance - Banking—7.2%
96,750,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.240% - 0.250%, 9/2/2020 - 11/10/2020	96,705,216
Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$225,000,000		DNB Bank ASA, 0.190%, 10/27/2020	$224,907,599
50,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.220%, 9/4/2020	49,989,611
25,800,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.210%, 8/7/2020	25,799,097
245,361,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.160% - 0.210%, 9/2/2020 - 9/4/2020	245,318,137
100,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.220%, 8/10/2020	99,994,500
89,000,000		NRW.Bank, 0.185%, 10/30/2020	88,959,505
432,400,000		Nationwide Building Society, 0.190% - 0.205%, 8/6/2020 - 8/24/2020	432,370,249
100,000,000		Nordea Bank Abp, 0.190%, 10/27/2020	99,954,778
350,000,000		Toronto Dominion Bank, 0.120%, 8/5/2020	349,995,335
		TOTAL	1,713,994,027
		Finance - Commercial—4.6%
40,000,000		CAFCO, LLC, 0.954%, 10/20/2020	39,984,610
285,000,000		CHARTA, LLC, 0.230% - 0.371%, 8/7/2020 - 11/16/2020	284,915,959
215,000,000		CRC Funding, LLC, 0.200% - 1.258%, 10/1/2020 - 11/4/2020	214,903,591
540,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200% - 0.250%, 8/14/2020 - 9/22/2020	539,876,149
		TOTAL	1,079,680,309
		Finance - Retail—8.3%
197,850,000		Barton Capital S.A., 0.120% - 0.170%, 8/3/2020 - 8/26/2020	197,843,351
615,700,000		Chariot Funding LLC, 0.190% - 0.300%, 9/11/2020 - 11/30/2020	615,392,088
190,000,000		Fairway Finance Co. LLC, 0.250% - 1.258%, 8/13/2020 - 11/18/2020	189,916,136
445,033,000		Old Line Funding, LLC, 0.250% - 1.390%, 8/17/2020 - 11/10/2020	444,828,752
50,000,000		Old Line Funding, LLC, 0.360%, 2/24/2021	49,901,778
413,000,000		Sheffield Receivables Company LLC, 0.290% - 1.356%, 8/7/2020 - 11/3/2020	412,890,673
70,000,000		Thunder Bay Funding, LLC, 0.270% - 0.280%, 10/22/2020	69,973,371
		TOTAL	1,980,746,149
		Finance - Securities—8.0%
445,000,000		Anglesea Funding LLC, 0.381% - 1.306%, 8/14/2020 - 11/2/2020	444,835,469
185,000,000		Chesham Finance LLC Series III, 0.120%, 8/4/2020 - 8/5/2020	184,997,700
177,500,000		Chesham Finance LLC Series VII, 0.120% - 0.270%, 8/3/2020 - 9/15/2020	177,493,313
250,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.331% - 0.933%, 8/4/2020 - 12/28/2020	249,831,698
Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$640,500,000		Collateralized Commercial Paper V Co. LLC, 0.290% - 0.933%, 8/4/2020 - 1/20/2021	$640,114,477
100,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.210%, 8/10/2020	99,994,750
95,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.130%, 8/3/2020	94,999,314
		TOTAL	1,892,266,721
		Insurance—0.1%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/5/2021	19,978,685
10,000,000		UnitedHealth Group, Inc., 0.130%, 8/5/2020	9,999,855
		TOTAL	29,978,540
		Municipal—0.2%
44,059,000		Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 0.350%, 9/9/2020	44,042,294
		Sovereign—9.3%
518,600,000		Caisse des Depots et Consignations (CDC), 0.210% - 0.300%, 8/3/2020 - 11/16/2020	518,499,639
369,500,000		Erste Abwicklungsanstalt, 0.230% - 0.240%, 9/21/2020 - 10/6/2020	369,384,554
210,000,000		FMS Wertmanagement AoR, 0.230% - 0.240%, 11/9/2020 - 11/12/2020	209,898,883
950,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.240% - 0.280%, 8/15/2020 - 10/25/2020	949,751,855
155,000,000		Nederlandse Waterschapsbank NV, 0.120%, 8/6/2020	154,997,416
		TOTAL	2,202,532,347
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $9,748,516,216)	9,752,726,872
	[2]	NOTES - VARIABLE—18.1%
		Finance - Banking—15.9%
120,000,000		Bank of Montreal, 0.404% (1-month USLIBOR +0.240%), 8/6/2020	120,000,000
100,000,000		Bank of Montreal, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	100,033,577
100,000,000		Bank of Montreal, 0.470% (Effective Fed Funds +0.370%), 8/3/2020	100,000,000
100,000,000		Bank of Montreal, 0.516% (3-month USLIBOR +0.130%), 8/17/2020	100,036,807
123,000,000		Bank of Montreal, 0.535% (3-month USLIBOR +0.100%), 8/12/2020	123,019,242
100,000,000		Bank of Montreal, 0.574% (3-month USLIBOR +0.140%), 8/13/2020	100,038,472
40,000,000		Bank of Nova Scotia, Toronto, 0.386% (1-month USLIBOR +0.220%), 8/10/2020	40,006,331
Annual Shareholder Report
4

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$50,000,000		Bank of Nova Scotia, Toronto, 0.386% (1-month USLIBOR +0.220%), 8/10/2020	$50,007,914
100,000,000		Bank of Nova Scotia, Toronto, 0.388% (1-month USLIBOR +0.210%), 8/11/2020	100,007,939
125,000,000		Bank of Nova Scotia, Toronto, 0.408% (3-month USLIBOR +0.140%), 10/30/2020	125,048,303
55,000,000		Bank of Nova Scotia, Toronto, 0.421% (3-month USLIBOR +0.150%), 10/21/2020	55,020,244
100,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	100,000,000
65,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	65,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.500% (Effective Fed Funds +0.400%), 8/3/2020	50,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2020	65,026,101
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.405% (3-month USLIBOR +0.150%), 10/23/2020	60,022,651
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.406% (3-month USLIBOR +0.100%), 9/28/2020	50,014,081
54,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.429% (3-month USLIBOR +0.130%), 9/17/2020	54,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.480% (3-month USLIBOR +0.130%), 8/28/2020	65,020,924
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.487% (3-month USLIBOR +0.190%), 9/25/2020	30,000,000
59,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), (Series 2004K) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.190%, 8/5/2020	59,000,000
50,000,000		Canadian Imperial Bank of Commerce, 0.310% (Effective Fed Funds +0.210%), 8/3/2020	49,989,955
250,000,000		Canadian Imperial Bank of Commerce, 0.414% (1-month USLIBOR +0.250%), 8/4/2020	250,192,977
98,500,000		Canadian Imperial Bank of Commerce, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	98,500,000
25,000,000		Canadian Imperial Bank of Commerce, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	25,008,394
150,000,000		Canadian Imperial Bank of Commerce, 0.681% (3-month USLIBOR +0.140%), 8/5/2020	150,053,049
5,635,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.210%, 8/6/2020	5,635,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.150%, 8/5/2020	16,700,000
Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.220%, 8/6/2020	$3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.220%, 8/6/2020	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	7,595,000
14,425,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	14,425,000
30,000,000		J.P. Morgan Securities LLC, 0.386% (3-month USLIBOR +0.080%), 9/29/2020	29,988,843
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.200%, 8/5/2020	14,500,000
17,570,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/5/2020	17,570,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	9,000,000
21,000,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.200%, 8/5/2020	21,000,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	9,780,000
25,000,000		National Australia Bank Ltd., Melbourne, 0.405% (3-month USLIBOR +0.090%), 9/11/2020	24,991,255
100,000,000		National Australia Bank Ltd., Melbourne, 0.490% (3-month USLIBOR +0.130%), 8/25/2020	100,015,949
25,000,000		Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 0.658% (1-month USLIBOR +0.480%), 8/13/2020	25,003,373
4,385,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.270%, 8/6/2020	4,385,000
45,000,000		Royal Bank of Canada, 0.350% (Secured Overnight Financing Rate +0.250%), 8/3/2020	45,010,473
50,000,000		Royal Bank of Canada, 0.420% (Secured Overnight Financing Rate +0.320%), 8/3/2020	50,000,000
50,000,000		Royal Bank of Canada, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	50,000,000
100,000,000		Royal Bank of Canada, 0.650% (Secured Overnight Financing Rate +0.550%), 8/3/2020	100,199,180
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.220%, 8/6/2020	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.220%, 8/6/2020	20,000,000
Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	$18,965,000
720,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.550%, 8/6/2020	720,000
205,000,000		Toronto Dominion Bank, 0.420% (Effective Fed Funds +0.320%), 8/3/2020	205,072,299
75,000,000		Toronto Dominion Bank, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	75,000,000
150,000,000		Toronto Dominion Bank, 0.494% (3-month USLIBOR +0.190%), 10/5/2020	150,054,208
75,000,000		Toronto Dominion Bank, 0.498% (3-month USLIBOR +0.190%), 9/30/2020	75,028,481
25,000,000		Toronto Dominion Bank, 0.545% (3-month USLIBOR +0.300%), 10/27/2020	25,047,598
40,000,000		Toronto Dominion Bank, 0.573% (3-month USLIBOR +0.140%), 8/13/2020	40,015,389
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.180%, 8/6/2020	68,300,000
5,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/5/2020	5,000,000
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.468% (3-month USLIBOR +0.150%), 9/8/2020	130,067,648
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.481% (3-month USLIBOR +0.150%), 9/4/2020	100,050,372
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.481% (3-month USLIBOR +0.150%), 9/4/2020	100,050,372
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.230%, 8/6/2020	6,485,000
		TOTAL	3,775,702,401
		Finance - Retail—0.4%
75,000,000		Old Line Funding, LLC, 0.413% (1-month USLIBOR +0.250%), 8/7/2020	75,039,563
25,000,000		Old Line Funding, LLC, 0.511% (3-month USLIBOR +0.130%), 8/19/2020	25,003,443
		TOTAL	100,043,006
		Finance - Securities—0.8%
42,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.421% (1-month USLIBOR +0.250%), 8/3/2020	42,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.366% (1-month USLIBOR +0.200%), 8/3/2020	50,000,000
Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$43,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.565% (3-month USLIBOR +0.130%), 8/12/2020	$43,509,465
10,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.542% (3-month USLIBOR +0.150%), 8/17/2020	10,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.542% (3-month USLIBOR +0.150%), 8/17/2020	40,000,000
		TOTAL	185,509,465
		Government Agency—1.0%
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	9,015,000
2,250,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.220%, 8/6/2020	2,250,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/5/2020	6,830,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.220%, 8/6/2020	5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	27,100,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	16,000,000
5,710,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.220%, 8/6/2020	5,710,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/6/2020	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	19,640,000
805,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	805,000
Annual Shareholder Report
8

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	$5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.220%, 8/5/2020	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/6/2020	6,255,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	5,975,000
		TOTAL	224,760,000
		TOTAL NOTES—VARIABLE (IDENTIFIED COST $4,284,800,098)	4,286,014,872
		U.S. TREASURY—12.2%
	[3]	U.S. Treasury Bills—12.2%
250,000,000		United States Treasury Bills, 0.125%, 8/13/2020	249,989,445
250,000,000		United States Treasury Bills, 0.130%, 11/3/2020	249,939,305
1,500,000,000		United States Treasury Bills, 0.135%, 8/18/2020	1,499,904,375
900,000,000		United States Treasury Bills, 0.135%, 9/1/2020	899,895,375
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,899,704,334)	2,899,728,500
		TIME DEPOSITS—4.2%
		Finance - Banking—4.2%
600,000,000		ABN Amro Bank NV, 0.130%, 8/3/2020	600,000,000
400,000,000		Australia & New Zealand Banking Group, Melbourne, 0.120%, 8/5/2020	400,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,000,000,000)	1,000,000,000
		MUNICIPAL BONDS—0.2%
		Municipal—0.2%
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	22,185,805
27,000,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	27,068,440
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $49,202,079)	49,254,245
Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—8.5%
	Finance - Banking—8.5%
$125,000,000	BMO Capital Markets Corp., 0.20%, dated 7/31/2020, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $178,411,964 have been received as collateral and held with BNY Mellon as tri-party agent.	$125,000,000
100,000,000	BNP Paribas SA, 0.22%, dated 7/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,833 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $102,001,870 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
125,000,000	Merrill Lynch, Pierce, Fenner and Smith, 0.71%, dated 6/16/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,433,889 on 10/30/2020, in which American depositary receipts, corporate bonds, medium-term notes and unit investment trust with a market value of $255,165,825 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
38,400,000	Citigroup Global Markets, Inc., 0.59%, dated 7/31/2020, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,967 on 8/3/2020, in which medium-term notes, treasury bonds and treasury notes with a market value of $40,802,006 have been received as collateral and held with BNY Mellon as tri-party agent.	38,400,000
25,000,000	Citigroup Global Markets, Inc., 0.70%, dated 5/21/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,297,075 on 11/17/2020, in which certificate of deposit, corporate bonds, medium-term notes and sovereign debt with a market value of $86,765,362 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	Citigroup Global Markets, Inc., 0.75%, dated 5/21/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,617,925 on 11/17/2020, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $168,433,062 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
75,000,000	Credit Agricole CIB Paris, 0.29%, dated 7/22/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,039,875 on 8/24/2020, in which sovereign debt with a market value of $153,014,791 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Credit Suisse Securities (USA) LLC, 0.60%, dated 7/23/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,150,000 on 10/21/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and municipal bonds with a market value of $102,018,735 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
75,000,000	J.P. Morgan Securities LLC, 0.34%, dated 7/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,089,722 on 8/24/2020, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
50,000,000	MUFG Securities Americas, Inc., 0.21%, dated 7/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,750 on 8/3/2020, in which corporate bonds, medium-term notes, municipal bonds, treasury bonds and treasury notes with a market value of $102,002,232 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
75,000,000	MUFG Securities Americas, Inc., 0.24%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,500 on 8/3/2020, in which American depositary receipts, corporate bonds and unit investment trust with a market value of $76,501,530 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
20,000,000	Mizuho Securities USA, Inc., 0.50%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,125 on 8/3/2020, in which treasury notes with a market value of $76,503,274 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
115,000,000	Mizuho Securities USA, Inc., 0.83%, dated 5/8/2020, interest in a $335,000,000 collateralized loan agreement will repurchase securities provided as collateral for $335,447,969 on 9/4/2020, in which corporate bonds and municipal bonds with a market value of $341,904,830 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
100,000,000	Pershing LLC., 0.34%, dated 6/5/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,222 on 8/10/2020, in which asset-backed securities, exchange traded funds, certificate of deposit, collateralized mortgage obligations, commercial paper, common stocks, convertible bonds, corporate bonds, medium-term notes, municipal bonds and sovereign debt with a market value of $204,005,788 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Shareholder Report
11

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$200,000,000	Societe Generale, Paris, 0.20%, dated 7/31/2020, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,008,333 on 8/3/2020, in which asset-backed securities, corporate bonds, medium-term notes, sovereign and treasury notes with a market value of $510,008,500 have been received as collateral and held with BNY Mellon as tri-party agent.	$200,000,000
315,000,000	Societe Generale, Paris, 0.30%, dated 7/31/2020, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,016,250 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,016,939 have been received as collateral and held with BNY Mellon as tri-party agent.	315,000,000
50,000,000	Standard Chartered Bank, 0.18%, dated 7/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,250 on 8/3/2020, in which treasury notes with a market value of $153,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,242,000 on 10/16/2020, in which convertible bonds with a market value of $153,039,270 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
120,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,198,000 on 10/27/2020, in which convertible bonds with a market value of $122,411,220 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
100,000,000	Wells Fargo Securities LLC, 0.67%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,167,500 on 10/6/2020, in which convertible bonds with a market value of $102,049,357 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,003,400,000)	2,003,400,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—6.7%
	Finance - Banking—6.7%
$750,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,006,250 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/25/2044 and the market value of those underlying securities was $765,042,364.	$750,000,000
260,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,025,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $3,070,097,364.	260,000,000
575,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $575,004,792 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2059 and the market value of those underlying securities was $589,542,921.	575,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,585,000,000)	1,585,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $23,710,462,726)[4]	23,717,723,122
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	1,012,042
	TOTAL NET ASSETS—100%	$23,718,735,164
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Discount rate at time of purchase.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
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Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0004	$1.0003	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0136	0.0239	0.0156	0.0063	0.003
Net realized gain	0.0003	0.0001	0.0000[1]	0.0011	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.0139	0.0240	0.0156	0.0074	0.004
Less Distributions:
Distributions from net investment income	(0.0136)	(0.0239)	(0.0156)	(0.0063)	(0.003)
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)
TOTAL DISTRIBUTIONS	(0.0136)	(0.0239)	(0.0156)	(0.0071)	(0.004)
Net Asset Value, End of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.00
Total Return[2]	1.39%	2.43%	1.57%	0.66%	0.26%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.17%	0.20%	0.21%
Net investment income	1.37%	2.41%	1.62%	0.40%	0.26%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,611,390	$21,146,776	$10,941,508	$787,309	$21,921,916
1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0004	$1.0002	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0112	0.0218	0.0134	0.0040	0.001
Net realized gain	0.0003	0.0002	0.0000[1]	0.0012	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.0115	0.0220	0.0134	0.0052	0.002
Less Distributions:
Distributions from net investment income	(0.0112)	(0.0218)	(0.0135)	(0.0040)	(0.001)
Distributions from paid in surplus	—	—	—	(0.0009)	(0.001)
TOTAL DISTRIBUTIONS	(0.0112)	(0.0218)	(0.0135)	(0.0049)	(0.002)
Net Asset Value, End of Period	$1.0007	$1.0004	$1.0002	$1.0003	$1.00
Total Return[2]	1.15%	2.22%	1.35%	0.43%	0.07%
Ratios to Average Net Assets:
Net expenses[3]	0.40%	0.37%	0.39%	0.45%	0.39%
Net investment income	1.22%	2.21%	1.33%	0.13%	0.07%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.12%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$83,818	$93,979	$47,817	$37,873	$1,841,641
1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Capital Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0004	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0131	0.0234	0.0151	0.0058	0.002
Net realized gain	0.0004	0.0002	0.0000[1]	0.0010	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.0135	0.0236	0.0151	0.0068	0.003
Less Distributions:
Distributions from net investment income	(0.0131)	(0.0234)	(0.0151)	(0.0058)	(0.002)
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)
TOTAL DISTRIBUTIONS	(0.0131)	(0.0234)	(0.0151)	(0.0066)	(0.003)
Net Asset Value, End of Period	$1.0008	$1.0004	$1.0002	$1.0002	$1.00
Total Return[2]	1.35%	2.39%	1.52%	0.60%	0.21%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.23%	0.25%	0.26%
Net investment income	1.19%	2.31%	1.52%	0.34%	0.22%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,527	$14,374	$25,206	$14,549	$526,605
1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
July 31, 2020
Assets:
Investment in other repurchase agreements and repurchase agreements	$3,588,400,000
Investment in securities	20,129,323,122
Investment in securities, at value (identified cost $23,710,462,726)		$23,717,723,122
Income receivable		5,993,702
TOTAL ASSETS		23,723,716,824
Liabilities:
Bank overdraft	$7,709
Income distribution payable	4,123,805
Payable for Directors’/Trustees’ fees (Note 5)	420
Payable for investment adviser fee (Note 5)	39,998
Payable for administrative fee (Note 5)	50,482
Payable for custodian fees	286,690
Payable for share registration costs	349,517
Accrued expenses (Note 5)	123,039
TOTAL LIABILITIES		4,981,660
Net assets for 23,702,099,311 shares outstanding		$23,718,735,164
Net Assets Consist of:
Paid-in capital		$23,713,038,713
Total distributable earnings		5,696,451
TOTAL NET ASSETS		$23,718,735,164
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$23,611,390,432 ÷ 23,594,827,722 shares outstanding, no par value, unlimited shares authorized		$1.0007
Service Shares:
$83,818,097 ÷ 83,763,241 shares outstanding, no par value, unlimited shares authorized		$1.0007
Capital Shares:
$23,526,635 ÷ 23,508,348 shares outstanding, no par value, unlimited shares authorized		$1.0008
See Notes which are an integral part of the Financial Statements
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18

Statement of Operations–
Federated Institutional Prime Obligations Fund
Year Ended July 31, 2020
Investment Income:
Interest			$357,969,830
Expenses:
Investment adviser fee (Note 5)		$46,858,734
Administrative fee (Note 5)		18,389,446
Custodian fees		903,635
Transfer agent fee		227,226
Directors’/Trustees’ fees (Note 5)		116,682
Auditing fees		25,110
Legal fees		7,711
Portfolio accounting fees		262,906
Other service fees (Notes 2 and 5)		288,041
Share registration costs		448,624
Printing and postage		25,976
Miscellaneous (Note 5)		108,438
TOTAL EXPENSES		67,662,529
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(31,082,399)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(501)
TOTAL WAIVERS AND REIMBURSEMENT		(31,082,900)
Net expenses			36,579,629
Net investment income			321,390,201
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments			(1,568,343)
Net change in unrealized appreciation of investments			3,688,255
Change in net assets resulting from operations			$323,510,113
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$321,390,201	$372,519,522
Net realized gain (loss)	(1,568,343)	55,250
Net change in unrealized appreciation/depreciation	3,688,255	2,163,260
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	323,510,113	374,738,032
Distributions to Shareholders:
Automated Shares[1]	—	(2)
Institutional Shares	(319,807,042)	(370,570,446)
Service Shares	(1,400,428)	(1,436,015)
Capital Shares	(233,170)	(528,383)
Trust Shares[2]	—	(9,911)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(321,440,640)	(372,544,757)
Share Transactions:
Proceeds from sale of shares	63,468,243,391	49,590,631,644
Net asset value of shares issued to shareholders in payment of distributions declared	53,575,799	78,813,357
Cost of shares redeemed	(61,060,281,709)	(39,431,593,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,461,537,481	10,237,851,652
Change in net assets	2,463,606,954	10,240,044,927
Net Assets:
Beginning of period	21,255,128,210	11,015,083,283
End of period	$23,718,735,164	$21,255,128,210
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
Prior to June 29, 2020, the name of the Trust and Fund were Money Market Obligations Trust and Federated Institutional Prime Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only
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use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid”
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evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in
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investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $31,082,900 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$278,191	$(48)	$(453)
Capital Shares	$9,850	$—	$—
TOTAL	$288,041	$(48)	$(453)
For the year ended July 31, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Automated Shares[1]:	Shares	Amount	Shares	Amount
Shares redeemed	—	$—	(100)	$(100)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(100)	$(100)

Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	62,747,078,555	$62,773,370,088	48,952,533,604	$48,966,707,463
Shares issued to shareholders in payment of distributions declared	52,072,038	52,091,304	76,894,192	76,916,497
Shares redeemed	(60,342,756,540)	(60,362,871,020)	(38,829,386,725)	(38,840,532,290)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,456,394,053	$2,462,590,372	10,200,041,071	$10,203,091,670
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Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	275,734,832	$275,819,555	230,564,297	$230,622,399
Shares issued to shareholders in payment of distributions declared	1,251,498	1,251,881	1,401,043	1,401,450
Shares redeemed	(287,168,204)	(287,257,442)	(185,826,492)	(185,874,390)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(10,181,874)	$(10,186,006)	46,138,848	$46,149,459

Year Ended July 31	2020		2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	418,856,851	$419,053,748	393,206,796	$393,299,582
Shares issued to shareholders in payment of distributions declared	232,523	232,614	487,051	487,169
Shares redeemed	(409,949,325)	(410,153,247)	(404,527,011)	(404,622,855)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,140,049	$9,133,115	(10,833,164)	$(10,836,104)

Year Ended July 31	2020		2019
Trust Shares[2]:	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,199	$2,200
Shares issued to shareholders in payment of distributions declared	—	—	8,239	8,241
Shares redeemed	—	—	(563,492)	(563,714)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	(553,054)	$(553,273)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,455,352,228	$2,461,537,481	10,234,793,601	$10,237,851,652
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$321,440,640	$372,544,757
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,398
Net unrealized appreciation	$7,260,396
Capital loss carryforwards	$(1,568,343)
At July 31, 2020, the cost of investments for federal tax purposes was $23,710,462,726. The net unrealized appreciation of investments for federal tax purposes was $7,260,396. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,271,263 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,867.
As of July 31, 2020, the Fund had a capital loss carryforward of $1,568,343 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,568,343	$—	$1,568,343
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the Adviser voluntarily waived $31,082,399 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2020, FSSC received $2,566 and reimbursed $48 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $31,000,000 and $341,474,699, respectively. Net realized loss recognized on these transactions was $(389,649).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Trust’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2020, the Fund had no outstanding loans. During the year ended July 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2020, 82.74% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the FEDERATED HERMES Money Market Obligations Trust and Shareholders of Federated HERMES INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Obligations Fund (formerly, Federated Institutional Prime Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’- investment companies since 2006.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)– Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,004.10	$0.75[2]
Service Shares	$1,000	$1,002.90	$1.94[3]
Capital Shares	$1,000	$1,003.90	$1.00[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.12	$0.75[2]
Service Shares	$1,000	$1,022.92	$1.96[3]
Capital Shares	$1,000	$1,023.87	$1.01[4]
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.39%
Capital Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.01, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.25 and $1.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Institutional Prime Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL PRIME OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
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Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
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Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
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In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
Q450523 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	Institutional | PVOXX

Federated Hermes Institutional Prime Value Obligations Fund
(formerly, Federated Institutional Prime Value Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Institutional Prime Value Obligations Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Commercial Paper	40.8%
Variable Rate Instruments	17.9%
Other Repurchase Agreements and Repurchase Agreements	15.4%
Bank Instruments	13.1%
U.S. Treasury	12.1%
Municipal Bonds	0.2%
Asset-Backed Securities[3]	0.0%
Other Assets and Liabilities—Net[4]	0.5%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents less than 0.1%.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2020
Shares or Principal Amounts		Value
	INVESTMENT COMPANY—99.2%
17,493,858,191	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 0.21%[1] (IDENTIFIED COST $17,501,600,419)	$17,506,103,892
	OTHER REPURCHASE AGREEMENT—0.3%
	Finance - Banking—0.3%
$50,000,000	BMO Capital Markets Corp. 0.20%, dated 7/31/2020, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 8/3/2020 in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $178,411,964 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $17,551,600,419)[2]	17,556,103,892
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	88,297,176
	TOTAL NET ASSETS—100%	$17,644,401,068
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2019	14,610,947,700
Purchases/Additions	17,305,000,000
Sales/Reductions	(14,422,089,509)
Balance of Shares Held 7/31/2020	17,493,858,191
Value	$17,506,103,892
Change in Unrealized Appreciation/Depreciation	$2,599,630
Net Realized Gain/(Loss)	$(127,117)
Dividend Income	$221,461,675
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All
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income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At July 31, 2020, POF represents 99.2% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$50,000,000	$—	$50,000,000
Investment Company	17,506,103,892	—	—	17,506,103,892
TOTAL SECURITIES	$17,506,103,892	$50,000,000	$—	$17,556,103,892
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0003	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0136	0.0239	0.0156	0.0075	0.003
Net realized and unrealized gain (loss)	0.0003	0.0001	(0.0000)[1]	0.0002	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0139	0.0240	0.0156	0.0077	0.003
Less Distributions:
Distributions from net investment income	(0.0136)	(0.0239)	(0.0156)	(0.0075)	(0.003)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0136)	(0.0239)	(0.0156)	(0.0075)	(0.003)
Net Asset Value, End of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.00
Total Return[3]	1.39%	2.43%	1.57%	0.78%	0.31%
Ratios to Average Net Assets:
Net expenses[4]	0.00%[5]	—	0.00%[5]	0.20%	0.21%
Net investment income	1.36%	2.41%	1.59%	0.77%	0.31%
Expense waiver/reimbursement[6]	0.29%	0.29%	0.29%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,937,441	$13,599,422	$6,992,551	$4,454,446	$4,639,018
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in securities, at value including $17,506,103,892 of investment in an affiliated holding* (identified cost $17,551,600,419)		$17,556,103,892
Cash		15,639
Income receivable		278
Income receivable from an affiliated holding*		3,630,579
Receivable for shares sold		106,524,490
TOTAL ASSETS		17,666,274,878
Liabilities:
Payable for shares redeemed	$18,666,776
Income distribution payable	2,239,781
Payable for administrative fee (Note 5)	37,365
Payable for other service fees (Notes 2 and 5)	315,253
Accrued expenses (Note 5)	614,635
TOTAL LIABILITIES		21,873,810
Net assets for 17,633,661,624 shares outstanding		$17,644,401,068
Net Assets Consist of:
Paid-in capital		$17,640,065,381
Total distributable earnings		4,335,687
TOTAL NET ASSETS		$17,644,401,068
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$15,937,440,860 ÷ 15,927,728,490 shares outstanding, no par value, unlimited shares authorized		$1.0006
Service Shares:
$1,687,886,489 ÷ 1,686,870,808 shares outstanding, no par value, unlimited shares authorized		$1.0006
Capital Shares:
$19,073,719 ÷ 19,062,326 shares outstanding, no par value, unlimited shares authorized		$1.0006
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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5

Statement of Operations
Year Ended July 31, 2020
Investment Income:
Dividends received from an affiliated holding*			$221,461,675
Interest			816,411
TOTAL INCOME			222,278,086
Expenses:
Investment adviser fee (Note 5)		$32,890,392
Administrative fee (Note 5)		12,905,119
Custodian fees		474,682
Transfer agent fee		184,633
Directors’/Trustees’ fees (Note 5)		82,097
Auditing fees		25,110
Legal fees		7,712
Portfolio accounting fees		219,298
Other service fees (Notes 2 and 5)		4,181,908
Share registration costs		633,686
Printing and postage		56,264
Miscellaneous (Note 5)		118,270
TOTAL EXPENSES		51,779,171
Waivers and Reimbursements (Notes 2 and 5):
Waiver/reimbursement of investment adviser fee	$(32,890,392)
Waiver and reimbursement of other operating expenses	(14,737,332)
TOTAL WAIVERS AND REIMBURSEMENTS		(47,627,724)
Net expenses			4,151,447
Net investment income			218,126,639
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments in an affiliated holding*			(127,117)
Net change in unrealized appreciation of investments in an affiliated holding*			2,599,630
Net realized and unrealized gain on investments			2,472,513
Change in net assets resulting from operations			$220,599,152
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$218,126,639	$242,045,436
Net realized gain (loss)	(127,117)	1,004,735
Net change in unrealized appreciation/depreciation	2,599,630	615,529
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	220,599,152	243,665,700
Distributions to Shareholders:
Institutional Shares	(200,644,148)	(227,746,997)
Service Shares	(17,315,051)	(13,713,304)
Capital Shares	(265,606)	(591,746)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(218,224,805)	(242,052,047)
Share Transactions:
Proceeds from sale of shares	60,672,429,597	42,460,937,874
Net asset value of shares issued to shareholders in payment of distributions declared	80,647,515	78,067,066
Cost of shares redeemed	(57,782,476,083)	(35,060,572,125)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,970,601,029	7,478,432,815
Change in net assets	2,972,975,376	7,480,046,468
Net Assets:
Beginning of period	14,671,425,692	7,191,379,224
End of period	$17,644,401,068	$14,671,425,692
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. The financial highlights of the Service Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund were Money Market Obligations Trust and Federated Institutional Prime Value Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $47,627,724 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$4,160,503	$(33)	$(30,428)
Capital Shares	$21,405	$—	$—
TOTAL	$4,181,908	$(33)	$(30,428)
For the year ended July 31, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	56,448,762,017	$56,465,904,443	40,036,951,004	$40,044,526,153
Shares issued to shareholders in payment of distributions declared	63,133,165	63,148,887	64,134,982	64,147,966
Shares redeemed	(54,179,307,394)	(54,193,037,585)	(33,497,018,461)	(33,503,278,796)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,332,587,788	$2,336,015,745	6,604,067,525	$6,605,395,323
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Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,188,939,910	$4,189,946,990	2,358,625,106	$2,359,060,772
Shares issued to shareholders in payment of distributions declared	17,229,215	17,233,068	13,325,579	13,328,378
Shares redeemed	(3,574,412,272)	(3,575,099,581)	(1,503,443,981)	(1,503,733,301)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	631,756,853	$632,080,477	868,506,704	$868,655,849

Year Ended July 31	2020		2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	16,573,453	$16,578,164	57,337,012	$57,350,949
Shares issued to shareholders in payment of distributions declared	265,498	265,560	590,617	590,722
Shares redeemed	(14,337,106)	(14,338,917)	(53,549,494)	(53,560,028)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,501,845	$2,504,807	4,378,135	$4,381,643
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,966,846,486	$2,970,601,029	7,476,952,364	$7,478,432,815
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$218,173,184	$242,052,047
Long-term capital gains	$51,621	$—

As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(40,669)
Net unrealized appreciation	$4,503,473
Capital loss carryforward	$(127,117)
At July 31, 2020, the cost of investments for federal tax purposes was $17,551,600,419. The net unrealized appreciation of investments for federal tax purposes was $4,503,473. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,503,473.
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As of July 31, 2020, the Fund had a capital loss carryforward of $127,117 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$127,117	$127,117
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the year ended July 31, 2020, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expense. For the year ended July 31, 2020, the Adviser voluntarily reimbursed $14,706,871 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2020, FSSC received $223 and reimbursed $33 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront
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fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2020, the Fund had no outstanding loans. During the year ended July 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2020, the amount of long-term capital gains designated by the Fund was $51,621.
For the fiscal year ended July 31, 2020, 82.84%% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated hermes Money Market Obligations Trust and institutional Shareholders of Federated hermes Institutional Prime Value Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Value Obligations Fund (formerly, Federated Institutional Prime Value Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’- investment companies since 2006.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,004.10	$0.00[2,3]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.90	$0.00[2,3]
1	Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.00%[4], multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Represents less than $0.01.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.01, respectively.
4	Represents less than 0.01%.
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Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 23 through 53.
Federated Hermes Institutional Prime Obligations Fund
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21

Portfolio of Investments Summary Tables (unaudited)– Federated Hermes Institutional Prime Obligations Fund
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	41.1%
Variable Rate Instruments	18.1%
Other Repurchase Agreements and Repurchase Agreements	15.2%
Bank Instruments	13.2%
U.S. Treasury	12.2%
Municipal Bonds	0.2%
Asset-Backed Securities[2]	0.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[5]	35.6%
8-30 Days	21.4%
31-90 Days	28.0%
91-180 Days	12.0%
181 Days or more	3.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 15.8% of the Fund’s portfolio.
Federated Hermes Institutional Prime Obligations Fund
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Portfolio of Investments– Federated Institutional Prime Obligations Fund
July 31, 2020
Principal Amount			Value
		ASSET-BACKED SECURITY—0.0%
		Finance - Equipment—0.0%
$4,932,273		Ascentium Equipment Receivables 2019-2 Trust, Class A1, 2.150%, 11/10/2020 (IDENTIFIED COST $4,932,273)	$4,938,518
		CERTIFICATES OF DEPOSIT—9.0%
		Finance - Banking—9.0%
50,000,000		BMO Harris Bank, N.A., 0.250%, 10/5/2020	50,012,095
275,000,000		Bank of Montreal, 0.220%, 10/29/2020	275,001,372
100,000,000		Bank of Montreal, 1.450%, 2/26/2021	100,693,356
300,000,000		Canadian Imperial Bank of Commerce, 0.430% - 0.600%, 5/4/2021 - 5/28/2021	300,506,860
125,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.240%, 8/17/2020	125,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.675%, 8/21/2020	99,991,251
740,000,000		Mizuho Bank Ltd., 0.200% - 0.220%, 8/3/2020 - 8/28/2020	740,000,000
150,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.200%, 9/1/2020 - 9/2/2020	150,000,000
225,000,000		Toronto Dominion Bank, 0.450% - 0.600%, 5/4/2021 - 6/9/2021	225,388,126
70,000,000		Wells Fargo Bank International, 1.720% - 1.780%, 8/14/2020 - 9/4/2020	70,067,055
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,134,907,726)	2,136,660,115
	[1]	COMMERCIAL PAPER—41.1%
		Aerospace/Auto—3.4%
130,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 1.258% - 1.305%, 8/26/2020 - 11/16/2020	129,927,480
50,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 1.531%, 11/2/2020	49,971,670
165,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. Support Agreement), 0.380%, 12/16/2020	164,831,754
415,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.511% - 1.735%, 10/26/2020 - 11/6/2020	414,776,970
50,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. Support Agreement), 0.350%, 9/14/2020	49,978,611
		TOTAL	809,486,485
		Finance - Banking—7.2%
96,750,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.240% - 0.250%, 9/2/2020 - 11/10/2020	96,705,216
Federated Hermes Institutional Prime Obligations Fund
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Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$225,000,000		DNB Bank ASA, 0.190%, 10/27/2020	$224,907,599
50,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.220%, 9/4/2020	49,989,611
25,800,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.210%, 8/7/2020	25,799,097
245,361,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.160% - 0.210%, 9/2/2020 - 9/4/2020	245,318,137
100,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.220%, 8/10/2020	99,994,500
89,000,000		NRW.Bank, 0.185%, 10/30/2020	88,959,505
432,400,000		Nationwide Building Society, 0.190% - 0.205%, 8/6/2020 - 8/24/2020	432,370,249
100,000,000		Nordea Bank Abp, 0.190%, 10/27/2020	99,954,778
350,000,000		Toronto Dominion Bank, 0.120%, 8/5/2020	349,995,335
		TOTAL	1,713,994,027
		Finance - Commercial—4.6%
40,000,000		CAFCO, LLC, 0.954%, 10/20/2020	39,984,610
285,000,000		CHARTA, LLC, 0.230% - 0.371%, 8/7/2020 - 11/16/2020	284,915,959
215,000,000		CRC Funding, LLC, 0.200% - 1.258%, 10/1/2020 - 11/4/2020	214,903,591
540,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200% - 0.250%, 8/14/2020 - 9/22/2020	539,876,149
		TOTAL	1,079,680,309
		Finance - Retail—8.3%
197,850,000		Barton Capital S.A., 0.120% - 0.170%, 8/3/2020 - 8/26/2020	197,843,351
615,700,000		Chariot Funding LLC, 0.190% - 0.300%, 9/11/2020 - 11/30/2020	615,392,088
190,000,000		Fairway Finance Co. LLC, 0.250% - 1.258%, 8/13/2020 - 11/18/2020	189,916,136
445,033,000		Old Line Funding, LLC, 0.250% - 1.390%, 8/17/2020 - 11/10/2020	444,828,752
50,000,000		Old Line Funding, LLC, 0.360%, 2/24/2021	49,901,778
413,000,000		Sheffield Receivables Company LLC, 0.290% - 1.356%, 8/7/2020 - 11/3/2020	412,890,673
70,000,000		Thunder Bay Funding, LLC, 0.270% - 0.280%, 10/22/2020	69,973,371
		TOTAL	1,980,746,149
		Finance - Securities—8.0%
445,000,000		Anglesea Funding LLC, 0.381% - 1.306%, 8/14/2020 - 11/2/2020	444,835,469
185,000,000		Chesham Finance LLC Series III, 0.120%, 8/4/2020 - 8/5/2020	184,997,700
177,500,000		Chesham Finance LLC Series VII, 0.120% - 0.270%, 8/3/2020 - 9/15/2020	177,493,313
250,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.331% - 0.933%, 8/4/2020 - 12/28/2020	249,831,698
Federated Hermes Institutional Prime Obligations Fund
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Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$640,500,000		Collateralized Commercial Paper V Co. LLC, 0.290% - 0.933%, 8/4/2020 - 1/20/2021	$640,114,477
100,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.210%, 8/10/2020	99,994,750
95,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.130%, 8/3/2020	94,999,314
		TOTAL	1,892,266,721
		Insurance—0.1%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/5/2021	19,978,685
10,000,000		UnitedHealth Group, Inc., 0.130%, 8/5/2020	9,999,855
		TOTAL	29,978,540
		Municipal—0.2%
44,059,000		Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 0.350%, 9/9/2020	44,042,294
		Sovereign—9.3%
518,600,000		Caisse des Depots et Consignations (CDC), 0.210% - 0.300%, 8/3/2020 - 11/16/2020	518,499,639
369,500,000		Erste Abwicklungsanstalt, 0.230% - 0.240%, 9/21/2020 - 10/6/2020	369,384,554
210,000,000		FMS Wertmanagement AoR, 0.230% - 0.240%, 11/9/2020 - 11/12/2020	209,898,883
950,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.240% - 0.280%, 8/15/2020 - 10/25/2020	949,751,855
155,000,000		Nederlandse Waterschapsbank NV, 0.120%, 8/6/2020	154,997,416
		TOTAL	2,202,532,347
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $9,748,516,216)	9,752,726,872
	[2]	NOTES - VARIABLE—18.1%
		Finance - Banking—15.9%
120,000,000		Bank of Montreal, 0.404% (1-month USLIBOR +0.240%), 8/6/2020	120,000,000
100,000,000		Bank of Montreal, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	100,033,577
100,000,000		Bank of Montreal, 0.470% (Effective Fed Funds +0.370%), 8/3/2020	100,000,000
100,000,000		Bank of Montreal, 0.516% (3-month USLIBOR +0.130%), 8/17/2020	100,036,807
123,000,000		Bank of Montreal, 0.535% (3-month USLIBOR +0.100%), 8/12/2020	123,019,242
100,000,000		Bank of Montreal, 0.574% (3-month USLIBOR +0.140%), 8/13/2020	100,038,472
40,000,000		Bank of Nova Scotia, Toronto, 0.386% (1-month USLIBOR +0.220%), 8/10/2020	40,006,331
Federated Hermes Institutional Prime Obligations Fund
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Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$50,000,000		Bank of Nova Scotia, Toronto, 0.386% (1-month USLIBOR +0.220%), 8/10/2020	$50,007,914
100,000,000		Bank of Nova Scotia, Toronto, 0.388% (1-month USLIBOR +0.210%), 8/11/2020	100,007,939
125,000,000		Bank of Nova Scotia, Toronto, 0.408% (3-month USLIBOR +0.140%), 10/30/2020	125,048,303
55,000,000		Bank of Nova Scotia, Toronto, 0.421% (3-month USLIBOR +0.150%), 10/21/2020	55,020,244
100,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	100,000,000
65,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	65,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.500% (Effective Fed Funds +0.400%), 8/3/2020	50,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2020	65,026,101
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.405% (3-month USLIBOR +0.150%), 10/23/2020	60,022,651
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.406% (3-month USLIBOR +0.100%), 9/28/2020	50,014,081
54,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.429% (3-month USLIBOR +0.130%), 9/17/2020	54,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.480% (3-month USLIBOR +0.130%), 8/28/2020	65,020,924
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.487% (3-month USLIBOR +0.190%), 9/25/2020	30,000,000
59,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), (Series 2004K) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.190%, 8/5/2020	59,000,000
50,000,000		Canadian Imperial Bank of Commerce, 0.310% (Effective Fed Funds +0.210%), 8/3/2020	49,989,955
250,000,000		Canadian Imperial Bank of Commerce, 0.414% (1-month USLIBOR +0.250%), 8/4/2020	250,192,977
98,500,000		Canadian Imperial Bank of Commerce, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	98,500,000
25,000,000		Canadian Imperial Bank of Commerce, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	25,008,394
150,000,000		Canadian Imperial Bank of Commerce, 0.681% (3-month USLIBOR +0.140%), 8/5/2020	150,053,049
5,635,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.210%, 8/6/2020	5,635,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.150%, 8/5/2020	16,700,000
Federated Hermes Institutional Prime Obligations Fund
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Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.220%, 8/6/2020	$3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.220%, 8/6/2020	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	7,595,000
14,425,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	14,425,000
30,000,000		J.P. Morgan Securities LLC, 0.386% (3-month USLIBOR +0.080%), 9/29/2020	29,988,843
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.200%, 8/5/2020	14,500,000
17,570,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/5/2020	17,570,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	9,000,000
21,000,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.200%, 8/5/2020	21,000,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	9,780,000
25,000,000		National Australia Bank Ltd., Melbourne, 0.405% (3-month USLIBOR +0.090%), 9/11/2020	24,991,255
100,000,000		National Australia Bank Ltd., Melbourne, 0.490% (3-month USLIBOR +0.130%), 8/25/2020	100,015,949
25,000,000		Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 0.658% (1-month USLIBOR +0.480%), 8/13/2020	25,003,373
4,385,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.270%, 8/6/2020	4,385,000
45,000,000		Royal Bank of Canada, 0.350% (Secured Overnight Financing Rate +0.250%), 8/3/2020	45,010,473
50,000,000		Royal Bank of Canada, 0.420% (Secured Overnight Financing Rate +0.320%), 8/3/2020	50,000,000
50,000,000		Royal Bank of Canada, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	50,000,000
100,000,000		Royal Bank of Canada, 0.650% (Secured Overnight Financing Rate +0.550%), 8/3/2020	100,199,180
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.220%, 8/6/2020	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.220%, 8/6/2020	20,000,000
Federated Hermes Institutional Prime Obligations Fund
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Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	$18,965,000
720,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.550%, 8/6/2020	720,000
205,000,000		Toronto Dominion Bank, 0.420% (Effective Fed Funds +0.320%), 8/3/2020	205,072,299
75,000,000		Toronto Dominion Bank, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	75,000,000
150,000,000		Toronto Dominion Bank, 0.494% (3-month USLIBOR +0.190%), 10/5/2020	150,054,208
75,000,000		Toronto Dominion Bank, 0.498% (3-month USLIBOR +0.190%), 9/30/2020	75,028,481
25,000,000		Toronto Dominion Bank, 0.545% (3-month USLIBOR +0.300%), 10/27/2020	25,047,598
40,000,000		Toronto Dominion Bank, 0.573% (3-month USLIBOR +0.140%), 8/13/2020	40,015,389
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.180%, 8/6/2020	68,300,000
5,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/5/2020	5,000,000
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.468% (3-month USLIBOR +0.150%), 9/8/2020	130,067,648
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.481% (3-month USLIBOR +0.150%), 9/4/2020	100,050,372
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.481% (3-month USLIBOR +0.150%), 9/4/2020	100,050,372
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.230%, 8/6/2020	6,485,000
		TOTAL	3,775,702,401
		Finance - Retail—0.4%
75,000,000		Old Line Funding, LLC, 0.413% (1-month USLIBOR +0.250%), 8/7/2020	75,039,563
25,000,000		Old Line Funding, LLC, 0.511% (3-month USLIBOR +0.130%), 8/19/2020	25,003,443
		TOTAL	100,043,006
		Finance - Securities—0.8%
42,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.421% (1-month USLIBOR +0.250%), 8/3/2020	42,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.366% (1-month USLIBOR +0.200%), 8/3/2020	50,000,000
Federated Hermes Institutional Prime Obligations Fund
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Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$43,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.565% (3-month USLIBOR +0.130%), 8/12/2020	$43,509,465
10,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.542% (3-month USLIBOR +0.150%), 8/17/2020	10,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.542% (3-month USLIBOR +0.150%), 8/17/2020	40,000,000
		TOTAL	185,509,465
		Government Agency—1.0%
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	9,015,000
2,250,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.220%, 8/6/2020	2,250,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/5/2020	6,830,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.220%, 8/6/2020	5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	27,100,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	16,000,000
5,710,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.220%, 8/6/2020	5,710,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/6/2020	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	19,640,000
805,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	805,000
Federated Hermes Institutional Prime Obligations Fund
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29

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	$5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.220%, 8/5/2020	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/6/2020	6,255,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	5,975,000
		TOTAL	224,760,000
		TOTAL NOTES—VARIABLE (IDENTIFIED COST $4,284,800,098)	4,286,014,872
		U.S. TREASURY—12.2%
	[3]	U.S. Treasury Bills—12.2%
250,000,000		United States Treasury Bills, 0.125%, 8/13/2020	249,989,445
250,000,000		United States Treasury Bills, 0.130%, 11/3/2020	249,939,305
1,500,000,000		United States Treasury Bills, 0.135%, 8/18/2020	1,499,904,375
900,000,000		United States Treasury Bills, 0.135%, 9/1/2020	899,895,375
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,899,704,334)	2,899,728,500
		TIME DEPOSITS—4.2%
		Finance - Banking—4.2%
600,000,000		ABN Amro Bank NV, 0.130%, 8/3/2020	600,000,000
400,000,000		Australia & New Zealand Banking Group, Melbourne, 0.120%, 8/5/2020	400,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,000,000,000)	1,000,000,000
		MUNICIPAL BONDS—0.2%
		Municipal—0.2%
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	22,185,805
27,000,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	27,068,440
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $49,202,079)	49,254,245
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—8.5%
	Finance - Banking—8.5%
$125,000,000	BMO Capital Markets Corp., 0.20%, dated 7/31/2020, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $178,411,964 have been received as collateral and held with BNY Mellon as tri-party agent.	$125,000,000
100,000,000	BNP Paribas SA, 0.22%, dated 7/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,833 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $102,001,870 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
125,000,000	Merrill Lynch, Pierce, Fenner and Smith, 0.71%, dated 6/16/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,433,889 on 10/30/2020, in which American depositary receipts, corporate bonds, medium-term notes and unit investment trust with a market value of $255,165,825 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
38,400,000	Citigroup Global Markets, Inc., 0.59%, dated 7/31/2020, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,967 on 8/3/2020, in which medium-term notes, treasury bonds and treasury notes with a market value of $40,802,006 have been received as collateral and held with BNY Mellon as tri-party agent.	38,400,000
25,000,000	Citigroup Global Markets, Inc., 0.70%, dated 5/21/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,297,075 on 11/17/2020, in which certificate of deposit, corporate bonds, medium-term notes and sovereign debt with a market value of $86,765,362 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	Citigroup Global Markets, Inc., 0.75%, dated 5/21/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,617,925 on 11/17/2020, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $168,433,062 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
75,000,000	Credit Agricole CIB Paris, 0.29%, dated 7/22/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,039,875 on 8/24/2020, in which sovereign debt with a market value of $153,014,791 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Credit Suisse Securities (USA) LLC, 0.60%, dated 7/23/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,150,000 on 10/21/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and municipal bonds with a market value of $102,018,735 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
75,000,000	J.P. Morgan Securities LLC, 0.34%, dated 7/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,089,722 on 8/24/2020, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
50,000,000	MUFG Securities Americas, Inc., 0.21%, dated 7/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,750 on 8/3/2020, in which corporate bonds, medium-term notes, municipal bonds, treasury bonds and treasury notes with a market value of $102,002,232 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
75,000,000	MUFG Securities Americas, Inc., 0.24%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,500 on 8/3/2020, in which American depositary receipts, corporate bonds and unit investment trust with a market value of $76,501,530 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
20,000,000	Mizuho Securities USA, Inc., 0.50%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,125 on 8/3/2020, in which treasury notes with a market value of $76,503,274 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
115,000,000	Mizuho Securities USA, Inc., 0.83%, dated 5/8/2020, interest in a $335,000,000 collateralized loan agreement will repurchase securities provided as collateral for $335,447,969 on 9/4/2020, in which corporate bonds and municipal bonds with a market value of $341,904,830 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
100,000,000	Pershing LLC., 0.34%, dated 6/5/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,222 on 8/10/2020, in which asset-backed securities, exchange traded funds, certificate of deposit, collateralized mortgage obligations, commercial paper, common stocks, convertible bonds, corporate bonds, medium-term notes, municipal bonds and sovereign debt with a market value of $204,005,788 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$200,000,000	Societe Generale, Paris, 0.20%, dated 7/31/2020, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,008,333 on 8/3/2020, in which asset-backed securities, corporate bonds, medium-term notes, sovereign and treasury notes with a market value of $510,008,500 have been received as collateral and held with BNY Mellon as tri-party agent.	$200,000,000
315,000,000	Societe Generale, Paris, 0.30%, dated 7/31/2020, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,016,250 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,016,939 have been received as collateral and held with BNY Mellon as tri-party agent.	315,000,000
50,000,000	Standard Chartered Bank, 0.18%, dated 7/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,250 on 8/3/2020, in which treasury notes with a market value of $153,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,242,000 on 10/16/2020, in which convertible bonds with a market value of $153,039,270 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
120,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,198,000 on 10/27/2020, in which convertible bonds with a market value of $122,411,220 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
100,000,000	Wells Fargo Securities LLC, 0.67%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,167,500 on 10/6/2020, in which convertible bonds with a market value of $102,049,357 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,003,400,000)	2,003,400,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—6.7%
	Finance - Banking—6.7%
$750,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,006,250 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/25/2044 and the market value of those underlying securities was $765,042,364.	$750,000,000
260,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,025,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $3,070,097,364.	260,000,000
575,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $575,004,792 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2059 and the market value of those underlying securities was $589,542,921.	575,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,585,000,000)	1,585,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $23,710,462,726)[4]	23,717,723,122
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	1,012,042
	TOTAL NET ASSETS—100%	$23,718,735,164
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Discount rate at time of purchase.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
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Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0004	$1.0003	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0136	0.0239	0.0156	0.0063	0.003
Net realized gain	0.0003	0.0001	0.0000[1]	0.0011	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.0139	0.0240	0.0156	0.0074	0.004
Less Distributions:
Distributions from net investment income	(0.0136)	(0.0239)	(0.0156)	(0.0063)	(0.003)
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)
TOTAL DISTRIBUTIONS	(0.0136)	(0.0239)	(0.0156)	(0.0071)	(0.004)
Net Asset Value, End of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.00
Total Return[2]	1.39%	2.43%	1.57%	0.66%	0.26%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.17%	0.20%	0.21%
Net investment income	1.37%	2.41%	1.62%	0.40%	0.26%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,611,390	$21,146,776	$10,941,508	$787,309	$21,921,916
1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
July 31, 2020
Assets:
Investment in other repurchase agreements and repurchase agreements	$3,588,400,000
Investment in securities	20,129,323,122
Investment in securities, at value (identified cost $23,710,462,726)		$23,717,723,122
Income receivable		5,993,702
TOTAL ASSETS		23,723,716,824
Liabilities:
Bank overdraft	$7,709
Income distribution payable	4,123,805
Payable for Directors’/Trustees’ fees (Note 5)	420
Payable for investment adviser fee (Note 5)	39,998
Payable for administrative fee (Note 5)	50,482
Payable for custodian fees	286,690
Payable for share registration costs	349,517
Accrued expenses (Note 5)	123,039
TOTAL LIABILITIES		4,981,660
Net assets for 23,702,099,311 shares outstanding		$23,718,735,164
Net Assets Consist of:
Paid-in capital		$23,713,038,713
Total distributable earnings		5,696,451
TOTAL NET ASSETS		$23,718,735,164
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$23,611,390,432 ÷ 23,594,827,722 shares outstanding, no par value, unlimited shares authorized		$1.0007
Service Shares:
$83,818,097 ÷ 83,763,241 shares outstanding, no par value, unlimited shares authorized		$1.0007
Capital Shares:
$23,526,635 ÷ 23,508,348 shares outstanding, no par value, unlimited shares authorized		$1.0008
See Notes which are an integral part of the Financial Statements
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Statement of Operations–
Federated Institutional Prime Obligations Fund
Year Ended July 31, 2020
Investment Income:
Interest			$357,969,830
Expenses:
Investment adviser fee (Note 5)		$46,858,734
Administrative fee (Note 5)		18,389,446
Custodian fees		903,635
Transfer agent fee		227,226
Directors’/Trustees’ fees (Note 5)		116,682
Auditing fees		25,110
Legal fees		7,711
Portfolio accounting fees		262,906
Other service fees (Notes 2 and 5)		288,041
Share registration costs		448,624
Printing and postage		25,976
Miscellaneous (Note 5)		108,438
TOTAL EXPENSES		67,662,529
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(31,082,399)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(501)
TOTAL WAIVERS AND REIMBURSEMENT		(31,082,900)
Net expenses			36,579,629
Net investment income			321,390,201
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments			(1,568,343)
Net change in unrealized appreciation of investments			3,688,255
Change in net assets resulting from operations			$323,510,113
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$321,390,201	$372,519,522
Net realized gain (loss)	(1,568,343)	55,250
Net change in unrealized appreciation/depreciation	3,688,255	2,163,260
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	323,510,113	374,738,032
Distributions to Shareholders:
Automated Shares[1]	—	(2)
Institutional Shares	(319,807,042)	(370,570,446)
Service Shares	(1,400,428)	(1,436,015)
Capital Shares	(233,170)	(528,383)
Trust Shares[2]	—	(9,911)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(321,440,640)	(372,544,757)
Share Transactions:
Proceeds from sale of shares	63,468,243,391	49,590,631,644
Net asset value of shares issued to shareholders in payment of distributions declared	53,575,799	78,813,357
Cost of shares redeemed	(61,060,281,709)	(39,431,593,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,461,537,481	10,237,851,652
Change in net assets	2,463,606,954	10,240,044,927
Net Assets:
Beginning of period	21,255,128,210	11,015,083,283
End of period	$23,718,735,164	$21,255,128,210
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. The financial highlights of the Service Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
Prior to June 29, 2020, the name of the Trust and Fund were Money Market Obligations Trust and Federated Institutional Prime Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each
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time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
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indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
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certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $31,082,900 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$278,191	$(48)	$(453)
Capital Shares	$9,850	$—	$—
TOTAL	$288,041	$(48)	$(453)
For the year ended July 31, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Automated Shares[1]:	Shares	Amount	Shares	Amount
Shares redeemed	—	$—	(100)	$(100)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(100)	$(100)

Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	62,747,078,555	$62,773,370,088	48,952,533,604	$48,966,707,463
Shares issued to shareholders in payment of distributions declared	52,072,038	52,091,304	76,894,192	76,916,497
Shares redeemed	(60,342,756,540)	(60,362,871,020)	(38,829,386,725)	(38,840,532,290)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,456,394,053	$2,462,590,372	10,200,041,071	$10,203,091,670
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Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	275,734,832	$275,819,555	230,564,297	$230,622,399
Shares issued to shareholders in payment of distributions declared	1,251,498	1,251,881	1,401,043	1,401,450
Shares redeemed	(287,168,204)	(287,257,442)	(185,826,492)	(185,874,390)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(10,181,874)	$(10,186,006)	46,138,848	$46,149,459

Year Ended July 31	2020		2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	418,856,851	$419,053,748	393,206,796	$393,299,582
Shares issued to shareholders in payment of distributions declared	232,523	232,614	487,051	487,169
Shares redeemed	(409,949,325)	(410,153,247)	(404,527,011)	(404,622,855)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,140,049	$9,133,115	(10,833,164)	$(10,836,104)

Year Ended July 31	2020		2019
Trust Shares[2]:	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,199	$2,200
Shares issued to shareholders in payment of distributions declared	—	—	8,239	8,241
Shares redeemed	—	—	(563,492)	(563,714)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	(553,054)	$(553,273)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,455,352,228	$2,461,537,481	10,234,793,601	$10,237,851,652
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$321,440,640	$372,544,757
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,398
Net unrealized appreciation	$7,260,396
Capital loss carryforwards	$(1,568,343)
At July 31, 2020, the cost of investments for federal tax purposes was $23,710,462,726. The net unrealized appreciation of investments for federal tax purposes was $7,260,396. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,271,263 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,867.
As of July 31, 2020, the Fund had a capital loss carryforward of $1,568,343 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,568,343	$—	$1,568,343
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the Adviser voluntarily waived $31,082,399 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2020, FSSC received $2,566 and reimbursed $48 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $31,000,000 and $341,474,699, respectively. Net realized loss recognized on these transactions was $(389,649).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Trust’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2020, the Fund had no outstanding loans. During the year ended July 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2020, 82.74% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated Hermes Money Market Obligations Trust and Shareholders of Federated Hermes INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Obligations Fund (formerly, Federated Institutional Prime Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ - investment companies since 2006.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)– Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,004.10	$0.75[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.12	$0.75[2]
1	Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.01, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Institutional Prime Value Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL PRIME VALUE OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
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Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
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Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
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to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
Q454506 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Hermes Institutional Prime Value Obligations Fund
(formerly, Federated Institutional Prime Value Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Institutional Prime Value Obligations Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Commercial Paper	40.8%
Variable Rate Instruments	17.9%
Other Repurchase Agreements and Repurchase Agreements	15.4%
Bank Instruments	13.1%
U.S. Treasury	12.1%
Municipal Bonds	0.2%
Asset-Backed Securities[3]	0.0%
Other Assets and Liabilities—Net[4]	0.5%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents less than 0.1%.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Value Obligations Fund
Annual Shareholder Report

Portfolio of Investments
July 31, 2020
Shares or Principal Amounts		Value
	INVESTMENT COMPANY—99.2%
17,493,858,191	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 0.21%[1] (IDENTIFIED COST $17,501,600,419)	$17,506,103,892
	OTHER REPURCHASE AGREEMENT—0.3%
	Finance - Banking—0.3%
$50,000,000	BMO Capital Markets Corp. 0.20%, dated 7/31/2020, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 8/3/2020 in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $178,411,964 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $17,551,600,419)[2]	17,556,103,892
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	88,297,176
	TOTAL NET ASSETS—100%	$17,644,401,068
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2019	14,610,947,700
Purchases/Additions	17,305,000,000
Sales/Reductions	(14,422,089,509)
Balance of Shares Held 7/31/2020	17,493,858,191
Value	$17,506,103,892
Change in Unrealized Appreciation/Depreciation	$2,599,630
Net Realized Gain/(Loss)	$(127,117)
Dividend Income	$221,461,675
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All
Federated Hermes Institutional Prime Value Obligations Fund
Annual Shareholder Report

income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At July 31, 2020, POF represents 99.2% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$50,000,000	$—	$50,000,000
Investment Company	17,506,103,892	—	—	17,506,103,892
TOTAL SECURITIES	$17,506,103,892	$50,000,000	$—	$17,556,103,892
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Value Obligations Fund
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0003	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0136	0.0239	0.0156	0.0075	0.003
Net realized and unrealized gain (loss)	0.0003	0.0001	(0.0000)[1]	0.0002	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0139	0.0240	0.0156	0.0077	0.003
Less Distributions:
Distributions from net investment income	(0.0136)	(0.0239)	(0.0156)	(0.0075)	(0.003)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0136)	(0.0239)	(0.0156)	(0.0075)	(0.003)
Net Asset Value, End of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.00
Total Return[3]	1.39%	2.43%	1.57%	0.78%	0.31%
Ratios to Average Net Assets:
Net expenses[4]	0.00%[5]	—	0.00%[5]	0.20%	0.21%
Net investment income	1.36%	2.41%	1.59%	0.77%	0.31%
Expense waiver/reimbursement[6]	0.29%	0.29%	0.29%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,937,441	$13,599,422	$6,992,551	$4,454,446	$4,639,018
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0003	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0111	0.0214	0.0131	0.0050	0.001
Net realized and unrealized gain (loss)	0.0003	0.0001	(0.0000)[1]	0.0002	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0114	0.0215	0.0131	0.0052	0.001
Less Distributions:
Distributions from net investment income	(0.0111)	(0.0214)	(0.0131)	(0.0050)	(0.001)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0111)	(0.0214)	(0.0131)	(0.0050)	(0.001)
Net Asset Value, End of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.00
Total Return[3]	1.14%	2.18%	1.31%	0.53%	0.10%
Ratios to Average Net Assets:
Net expenses[4]	0.25%	0.25%	0.25%	0.45%	0.41%
Net investment income	1.04%	2.20%	1.26%	0.34%	0.09%
Expense waiver/reimbursement[5]	0.29%	0.29%	0.29%	0.09%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,687,886	$1,055,438	$186,643	$129,412	$1,229,801
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0003	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0126	0.0230	0.0146	0.0064	0.002
Net realized and unrealized gain (loss)	0.0003	(0.0000)[1]	(0.0000)[1]	0.0003	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0129	0.0230	0.0146	0.0067	0.002
Less Distributions:
Distributions from net investment income	(0.0126)	(0.0229)	(0.0146)	(0.0065)	(0.002)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0126)	(0.0229)	(0.0146)	(0.0065)	(0.002)
Net Asset Value, End of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.00
Total Return[3]	1.29%	2.33%	1.47%	0.68%	0.21%
Ratios to Average Net Assets:
Net expenses[4]	0.10%	0.10%	0.10%	0.30%	0.31%
Net investment income	1.24%	2.31%	1.40%	0.34%	0.21%
Expense waiver/reimbursement[5]	0.29%	0.29%	0.29%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,074	$16,566	$12,185	$20,587	$627,753
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in securities, at value including $17,506,103,892 of investment in an affiliated holding* (identified cost $17,551,600,419)		$17,556,103,892
Cash		15,639
Income receivable		278
Income receivable from an affiliated holding*		3,630,579
Receivable for shares sold		106,524,490
TOTAL ASSETS		17,666,274,878
Liabilities:
Payable for shares redeemed	$18,666,776
Income distribution payable	2,239,781
Payable for administrative fee (Note 5)	37,365
Payable for other service fees (Notes 2 and 5)	315,253
Accrued expenses (Note 5)	614,635
TOTAL LIABILITIES		21,873,810
Net assets for 17,633,661,624 shares outstanding		$17,644,401,068
Net Assets Consist of:
Paid-in capital		$17,640,065,381
Total distributable earnings		4,335,687
TOTAL NET ASSETS		$17,644,401,068
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$15,937,440,860 ÷ 15,927,728,490 shares outstanding, no par value, unlimited shares authorized		$1.0006
Service Shares:
$1,687,886,489 ÷ 1,686,870,808 shares outstanding, no par value, unlimited shares authorized		$1.0006
Capital Shares:
$19,073,719 ÷ 19,062,326 shares outstanding, no par value, unlimited shares authorized		$1.0006
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2020
Investment Income:
Dividends received from an affiliated holding*			$221,461,675
Interest			816,411
TOTAL INCOME			222,278,086
Expenses:
Investment adviser fee (Note 5)		$32,890,392
Administrative fee (Note 5)		12,905,119
Custodian fees		474,682
Transfer agent fee		184,633
Directors’/Trustees’ fees (Note 5)		82,097
Auditing fees		25,110
Legal fees		7,712
Portfolio accounting fees		219,298
Other service fees (Notes 2 and 5)		4,181,908
Share registration costs		633,686
Printing and postage		56,264
Miscellaneous (Note 5)		118,270
TOTAL EXPENSES		51,779,171
Waivers and Reimbursements (Notes 2 and 5):
Waiver/reimbursement of investment adviser fee	$(32,890,392)
Waiver and reimbursement of other operating expenses	(14,737,332)
TOTAL WAIVERS AND REIMBURSEMENTS		(47,627,724)
Net expenses			4,151,447
Net investment income			218,126,639
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments in an affiliated holding*			(127,117)
Net change in unrealized appreciation of investments in an affiliated holding*			2,599,630
Net realized and unrealized gain on investments			2,472,513
Change in net assets resulting from operations			$220,599,152
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$218,126,639	$242,045,436
Net realized gain (loss)	(127,117)	1,004,735
Net change in unrealized appreciation/depreciation	2,599,630	615,529
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	220,599,152	243,665,700
Distributions to Shareholders:
Institutional Shares	(200,644,148)	(227,746,997)
Service Shares	(17,315,051)	(13,713,304)
Capital Shares	(265,606)	(591,746)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(218,224,805)	(242,052,047)
Share Transactions:
Proceeds from sale of shares	60,672,429,597	42,460,937,874
Net asset value of shares issued to shareholders in payment of distributions declared	80,647,515	78,067,066
Cost of shares redeemed	(57,782,476,083)	(35,060,572,125)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,970,601,029	7,478,432,815
Change in net assets	2,972,975,376	7,480,046,468
Net Assets:
Beginning of period	14,671,425,692	7,191,379,224
End of period	$17,644,401,068	$14,671,425,692
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the name of the Trust and Fund were Money Market Obligations Trust and Federated Institutional Prime Value Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Annual Shareholder Report

■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $47,627,724 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$4,160,503	$(33)	$(30,428)
Capital Shares	$21,405	$—	$—
TOTAL	$4,181,908	$(33)	$(30,428)
For the year ended July 31, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	56,448,762,017	$56,465,904,443	40,036,951,004	$40,044,526,153
Shares issued to shareholders in payment of distributions declared	63,133,165	63,148,887	64,134,982	64,147,966
Shares redeemed	(54,179,307,394)	(54,193,037,585)	(33,497,018,461)	(33,503,278,796)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,332,587,788	$2,336,015,745	6,604,067,525	$6,605,395,323
Annual Shareholder Report

Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,188,939,910	$4,189,946,990	2,358,625,106	$2,359,060,772
Shares issued to shareholders in payment of distributions declared	17,229,215	17,233,068	13,325,579	13,328,378
Shares redeemed	(3,574,412,272)	(3,575,099,581)	(1,503,443,981)	(1,503,733,301)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	631,756,853	$632,080,477	868,506,704	$868,655,849

Year Ended July 31	2020		2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	16,573,453	$16,578,164	57,337,012	$57,350,949
Shares issued to shareholders in payment of distributions declared	265,498	265,560	590,617	590,722
Shares redeemed	(14,337,106)	(14,338,917)	(53,549,494)	(53,560,028)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,501,845	$2,504,807	4,378,135	$4,381,643
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,966,846,486	$2,970,601,029	7,476,952,364	$7,478,432,815
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$218,173,184	$242,052,047
Long-term capital gains	$51,621	$—

As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(40,669)
Net unrealized appreciation	$4,503,473
Capital loss carryforward	$(127,117)
At July 31, 2020, the cost of investments for federal tax purposes was $17,551,600,419. The net unrealized appreciation of investments for federal tax purposes was $4,503,473. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,503,473.
Annual Shareholder Report

As of July 31, 2020, the Fund had a capital loss carryforward of $127,117 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$127,117	$127,117
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the year ended July 31, 2020, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expense. For the year ended July 31, 2020, the Adviser voluntarily reimbursed $14,706,871 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2020, FSSC received $223 and reimbursed $33 of the other service fees disclosed in Note 2.
Annual Shareholder Report

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront
Annual Shareholder Report

fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2020, the Fund had no outstanding loans. During the year ended July 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2020, the amount of long-term capital gains designated by the Fund was $51,621.
For the fiscal year ended July 31, 2020, 82.84%% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the FEDERATED HERMES Money Market Obligations Trust and Shareholders of Federated HERMES Institutional Prime Value Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Value Obligations Fund (formerly, Federated Institutional Prime Value Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’- investment companies since 2006.
Boston, Massachusetts
September 22, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,004.10	$0.00[2,3]
Service Shares	$1,000	$1,002.90	$1.24[4]
Capital Shares	$1,000	$1,003.60	$0.50[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.90	$0.00[2,3]
Service Shares	$1,000	$1,023.60	$1.26[4]
Capital Shares	$1,000	$1,024.40	$0.50[5]
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%[6]
Service Shares	0.25%
Capital Shares	0.10%
2	Represents less than $0.01.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.01, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
6	Represents less than 0.01%.
Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 25 through 57.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)– Federated Hermes Institutional Prime Obligations Fund
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	41.1%
Variable Rate Instruments	18.1%
Other Repurchase Agreements and Repurchase Agreements	15.2%
Bank Instruments	13.2%
U.S. Treasury	12.2%
Municipal Bonds	0.2%
Asset-Backed Securities[2]	0.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[5]	35.6%
8-30 Days	21.4%
31-90 Days	28.0%
91-180 Days	12.0%
181 Days or more	3.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 15.8% of the Fund’s portfolio.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments– Federated Institutional Prime Obligations Fund
July 31, 2020
Principal Amount			Value
		ASSET-BACKED SECURITY—0.0%
		Finance - Equipment—0.0%
$4,932,273		Ascentium Equipment Receivables 2019-2 Trust, Class A1, 2.150%, 11/10/2020 (IDENTIFIED COST $4,932,273)	$4,938,518
		CERTIFICATES OF DEPOSIT—9.0%
		Finance - Banking—9.0%
50,000,000		BMO Harris Bank, N.A., 0.250%, 10/5/2020	50,012,095
275,000,000		Bank of Montreal, 0.220%, 10/29/2020	275,001,372
100,000,000		Bank of Montreal, 1.450%, 2/26/2021	100,693,356
300,000,000		Canadian Imperial Bank of Commerce, 0.430% - 0.600%, 5/4/2021 - 5/28/2021	300,506,860
125,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.240%, 8/17/2020	125,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.675%, 8/21/2020	99,991,251
740,000,000		Mizuho Bank Ltd., 0.200% - 0.220%, 8/3/2020 - 8/28/2020	740,000,000
150,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.200%, 9/1/2020 - 9/2/2020	150,000,000
225,000,000		Toronto Dominion Bank, 0.450% - 0.600%, 5/4/2021 - 6/9/2021	225,388,126
70,000,000		Wells Fargo Bank International, 1.720% - 1.780%, 8/14/2020 - 9/4/2020	70,067,055
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,134,907,726)	2,136,660,115
	[1]	COMMERCIAL PAPER—41.1%
		Aerospace/Auto—3.4%
130,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 1.258% - 1.305%, 8/26/2020 - 11/16/2020	129,927,480
50,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 1.531%, 11/2/2020	49,971,670
165,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. Support Agreement), 0.380%, 12/16/2020	164,831,754
415,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.511% - 1.735%, 10/26/2020 - 11/6/2020	414,776,970
50,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. Support Agreement), 0.350%, 9/14/2020	49,978,611
		TOTAL	809,486,485
		Finance - Banking—7.2%
96,750,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.240% - 0.250%, 9/2/2020 - 11/10/2020	96,705,216
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$225,000,000		DNB Bank ASA, 0.190%, 10/27/2020	$224,907,599
50,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.220%, 9/4/2020	49,989,611
25,800,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.210%, 8/7/2020	25,799,097
245,361,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.160% - 0.210%, 9/2/2020 - 9/4/2020	245,318,137
100,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.220%, 8/10/2020	99,994,500
89,000,000		NRW.Bank, 0.185%, 10/30/2020	88,959,505
432,400,000		Nationwide Building Society, 0.190% - 0.205%, 8/6/2020 - 8/24/2020	432,370,249
100,000,000		Nordea Bank Abp, 0.190%, 10/27/2020	99,954,778
350,000,000		Toronto Dominion Bank, 0.120%, 8/5/2020	349,995,335
		TOTAL	1,713,994,027
		Finance - Commercial—4.6%
40,000,000		CAFCO, LLC, 0.954%, 10/20/2020	39,984,610
285,000,000		CHARTA, LLC, 0.230% - 0.371%, 8/7/2020 - 11/16/2020	284,915,959
215,000,000		CRC Funding, LLC, 0.200% - 1.258%, 10/1/2020 - 11/4/2020	214,903,591
540,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200% - 0.250%, 8/14/2020 - 9/22/2020	539,876,149
		TOTAL	1,079,680,309
		Finance - Retail—8.3%
197,850,000		Barton Capital S.A., 0.120% - 0.170%, 8/3/2020 - 8/26/2020	197,843,351
615,700,000		Chariot Funding LLC, 0.190% - 0.300%, 9/11/2020 - 11/30/2020	615,392,088
190,000,000		Fairway Finance Co. LLC, 0.250% - 1.258%, 8/13/2020 - 11/18/2020	189,916,136
445,033,000		Old Line Funding, LLC, 0.250% - 1.390%, 8/17/2020 - 11/10/2020	444,828,752
50,000,000		Old Line Funding, LLC, 0.360%, 2/24/2021	49,901,778
413,000,000		Sheffield Receivables Company LLC, 0.290% - 1.356%, 8/7/2020 - 11/3/2020	412,890,673
70,000,000		Thunder Bay Funding, LLC, 0.270% - 0.280%, 10/22/2020	69,973,371
		TOTAL	1,980,746,149
		Finance - Securities—8.0%
445,000,000		Anglesea Funding LLC, 0.381% - 1.306%, 8/14/2020 - 11/2/2020	444,835,469
185,000,000		Chesham Finance LLC Series III, 0.120%, 8/4/2020 - 8/5/2020	184,997,700
177,500,000		Chesham Finance LLC Series VII, 0.120% - 0.270%, 8/3/2020 - 9/15/2020	177,493,313
250,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.331% - 0.933%, 8/4/2020 - 12/28/2020	249,831,698
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$640,500,000		Collateralized Commercial Paper V Co. LLC, 0.290% - 0.933%, 8/4/2020 - 1/20/2021	$640,114,477
100,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.210%, 8/10/2020	99,994,750
95,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.130%, 8/3/2020	94,999,314
		TOTAL	1,892,266,721
		Insurance—0.1%
20,000,000		PRICOA Short Term Funding, LLC, 0.451%, 2/5/2021	19,978,685
10,000,000		UnitedHealth Group, Inc., 0.130%, 8/5/2020	9,999,855
		TOTAL	29,978,540
		Municipal—0.2%
44,059,000		Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 0.350%, 9/9/2020	44,042,294
		Sovereign—9.3%
518,600,000		Caisse des Depots et Consignations (CDC), 0.210% - 0.300%, 8/3/2020 - 11/16/2020	518,499,639
369,500,000		Erste Abwicklungsanstalt, 0.230% - 0.240%, 9/21/2020 - 10/6/2020	369,384,554
210,000,000		FMS Wertmanagement AoR, 0.230% - 0.240%, 11/9/2020 - 11/12/2020	209,898,883
950,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.240% - 0.280%, 8/15/2020 - 10/25/2020	949,751,855
155,000,000		Nederlandse Waterschapsbank NV, 0.120%, 8/6/2020	154,997,416
		TOTAL	2,202,532,347
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $9,748,516,216)	9,752,726,872
	[2]	NOTES - VARIABLE—18.1%
		Finance - Banking—15.9%
120,000,000		Bank of Montreal, 0.404% (1-month USLIBOR +0.240%), 8/6/2020	120,000,000
100,000,000		Bank of Montreal, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	100,033,577
100,000,000		Bank of Montreal, 0.470% (Effective Fed Funds +0.370%), 8/3/2020	100,000,000
100,000,000		Bank of Montreal, 0.516% (3-month USLIBOR +0.130%), 8/17/2020	100,036,807
123,000,000		Bank of Montreal, 0.535% (3-month USLIBOR +0.100%), 8/12/2020	123,019,242
100,000,000		Bank of Montreal, 0.574% (3-month USLIBOR +0.140%), 8/13/2020	100,038,472
40,000,000		Bank of Nova Scotia, Toronto, 0.386% (1-month USLIBOR +0.220%), 8/10/2020	40,006,331
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$50,000,000		Bank of Nova Scotia, Toronto, 0.386% (1-month USLIBOR +0.220%), 8/10/2020	$50,007,914
100,000,000		Bank of Nova Scotia, Toronto, 0.388% (1-month USLIBOR +0.210%), 8/11/2020	100,007,939
125,000,000		Bank of Nova Scotia, Toronto, 0.408% (3-month USLIBOR +0.140%), 10/30/2020	125,048,303
55,000,000		Bank of Nova Scotia, Toronto, 0.421% (3-month USLIBOR +0.150%), 10/21/2020	55,020,244
100,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	100,000,000
65,000,000		Bank of Nova Scotia, Toronto, 0.460% (Effective Fed Funds +0.360%), 8/3/2020	65,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.500% (Effective Fed Funds +0.400%), 8/3/2020	50,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2020	65,026,101
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.405% (3-month USLIBOR +0.150%), 10/23/2020	60,022,651
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.406% (3-month USLIBOR +0.100%), 9/28/2020	50,014,081
54,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.429% (3-month USLIBOR +0.130%), 9/17/2020	54,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.480% (3-month USLIBOR +0.130%), 8/28/2020	65,020,924
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.487% (3-month USLIBOR +0.190%), 9/25/2020	30,000,000
59,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), (Series 2004K) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.190%, 8/5/2020	59,000,000
50,000,000		Canadian Imperial Bank of Commerce, 0.310% (Effective Fed Funds +0.210%), 8/3/2020	49,989,955
250,000,000		Canadian Imperial Bank of Commerce, 0.414% (1-month USLIBOR +0.250%), 8/4/2020	250,192,977
98,500,000		Canadian Imperial Bank of Commerce, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	98,500,000
25,000,000		Canadian Imperial Bank of Commerce, 0.451% (3-month USLIBOR +0.120%), 9/4/2020	25,008,394
150,000,000		Canadian Imperial Bank of Commerce, 0.681% (3-month USLIBOR +0.140%), 8/5/2020	150,053,049
5,635,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.210%, 8/6/2020	5,635,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.150%, 8/5/2020	16,700,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.220%, 8/6/2020	$3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.220%, 8/6/2020	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	7,595,000
14,425,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	14,425,000
30,000,000		J.P. Morgan Securities LLC, 0.386% (3-month USLIBOR +0.080%), 9/29/2020	29,988,843
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.200%, 8/5/2020	14,500,000
17,570,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/5/2020	17,570,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	9,000,000
21,000,000		Michigan State Housing Development Authority, (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.200%, 8/5/2020	21,000,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/6/2020	9,780,000
25,000,000		National Australia Bank Ltd., Melbourne, 0.405% (3-month USLIBOR +0.090%), 9/11/2020	24,991,255
100,000,000		National Australia Bank Ltd., Melbourne, 0.490% (3-month USLIBOR +0.130%), 8/25/2020	100,015,949
25,000,000		Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 0.658% (1-month USLIBOR +0.480%), 8/13/2020	25,003,373
4,385,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.270%, 8/6/2020	4,385,000
45,000,000		Royal Bank of Canada, 0.350% (Secured Overnight Financing Rate +0.250%), 8/3/2020	45,010,473
50,000,000		Royal Bank of Canada, 0.420% (Secured Overnight Financing Rate +0.320%), 8/3/2020	50,000,000
50,000,000		Royal Bank of Canada, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	50,000,000
100,000,000		Royal Bank of Canada, 0.650% (Secured Overnight Financing Rate +0.550%), 8/3/2020	100,199,180
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.220%, 8/6/2020	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.220%, 8/6/2020	20,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2020	$18,965,000
720,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.550%, 8/6/2020	720,000
205,000,000		Toronto Dominion Bank, 0.420% (Effective Fed Funds +0.320%), 8/3/2020	205,072,299
75,000,000		Toronto Dominion Bank, 0.450% (Effective Fed Funds +0.350%), 8/3/2020	75,000,000
150,000,000		Toronto Dominion Bank, 0.494% (3-month USLIBOR +0.190%), 10/5/2020	150,054,208
75,000,000		Toronto Dominion Bank, 0.498% (3-month USLIBOR +0.190%), 9/30/2020	75,028,481
25,000,000		Toronto Dominion Bank, 0.545% (3-month USLIBOR +0.300%), 10/27/2020	25,047,598
40,000,000		Toronto Dominion Bank, 0.573% (3-month USLIBOR +0.140%), 8/13/2020	40,015,389
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.180%, 8/6/2020	68,300,000
5,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/5/2020	5,000,000
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.468% (3-month USLIBOR +0.150%), 9/8/2020	130,067,648
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.481% (3-month USLIBOR +0.150%), 9/4/2020	100,050,372
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.481% (3-month USLIBOR +0.150%), 9/4/2020	100,050,372
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.230%, 8/6/2020	6,485,000
		TOTAL	3,775,702,401
		Finance - Retail—0.4%
75,000,000		Old Line Funding, LLC, 0.413% (1-month USLIBOR +0.250%), 8/7/2020	75,039,563
25,000,000		Old Line Funding, LLC, 0.511% (3-month USLIBOR +0.130%), 8/19/2020	25,003,443
		TOTAL	100,043,006
		Finance - Securities—0.8%
42,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.421% (1-month USLIBOR +0.250%), 8/3/2020	42,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.366% (1-month USLIBOR +0.200%), 8/3/2020	50,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$43,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.565% (3-month USLIBOR +0.130%), 8/12/2020	$43,509,465
10,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.542% (3-month USLIBOR +0.150%), 8/17/2020	10,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 0.542% (3-month USLIBOR +0.150%), 8/17/2020	40,000,000
		TOTAL	185,509,465
		Government Agency—1.0%
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	9,015,000
2,250,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.220%, 8/6/2020	2,250,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/5/2020	6,830,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.220%, 8/6/2020	5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	27,100,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	16,000,000
5,710,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.220%, 8/6/2020	5,710,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/6/2020	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	19,640,000
805,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.220%, 8/6/2020	805,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	$5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.220%, 8/5/2020	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.220%, 8/6/2020	6,255,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.220%, 8/6/2020	5,975,000
		TOTAL	224,760,000
		TOTAL NOTES—VARIABLE (IDENTIFIED COST $4,284,800,098)	4,286,014,872
		U.S. TREASURY—12.2%
	[3]	U.S. Treasury Bills—12.2%
250,000,000		United States Treasury Bills, 0.125%, 8/13/2020	249,989,445
250,000,000		United States Treasury Bills, 0.130%, 11/3/2020	249,939,305
1,500,000,000		United States Treasury Bills, 0.135%, 8/18/2020	1,499,904,375
900,000,000		United States Treasury Bills, 0.135%, 9/1/2020	899,895,375
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,899,704,334)	2,899,728,500
		TIME DEPOSITS—4.2%
		Finance - Banking—4.2%
600,000,000		ABN Amro Bank NV, 0.130%, 8/3/2020	600,000,000
400,000,000		Australia & New Zealand Banking Group, Melbourne, 0.120%, 8/5/2020	400,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,000,000,000)	1,000,000,000
		MUNICIPAL BONDS—0.2%
		Municipal—0.2%
21,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	22,185,805
27,000,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	27,068,440
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $49,202,079)	49,254,245
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—8.5%
	Finance - Banking—8.5%
$125,000,000	BMO Capital Markets Corp., 0.20%, dated 7/31/2020, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,002,917 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $178,411,964 have been received as collateral and held with BNY Mellon as tri-party agent.	$125,000,000
100,000,000	BNP Paribas SA, 0.22%, dated 7/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,833 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $102,001,870 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
125,000,000	Merrill Lynch, Pierce, Fenner and Smith, 0.71%, dated 6/16/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,433,889 on 10/30/2020, in which American depositary receipts, corporate bonds, medium-term notes and unit investment trust with a market value of $255,165,825 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
38,400,000	Citigroup Global Markets, Inc., 0.59%, dated 7/31/2020, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,967 on 8/3/2020, in which medium-term notes, treasury bonds and treasury notes with a market value of $40,802,006 have been received as collateral and held with BNY Mellon as tri-party agent.	38,400,000
25,000,000	Citigroup Global Markets, Inc., 0.70%, dated 5/21/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,297,075 on 11/17/2020, in which certificate of deposit, corporate bonds, medium-term notes and sovereign debt with a market value of $86,765,362 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	Citigroup Global Markets, Inc., 0.75%, dated 5/21/2020, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,617,925 on 11/17/2020, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $168,433,062 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
75,000,000	Credit Agricole CIB Paris, 0.29%, dated 7/22/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,039,875 on 8/24/2020, in which sovereign debt with a market value of $153,014,791 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Credit Suisse Securities (USA) LLC, 0.60%, dated 7/23/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,150,000 on 10/21/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and municipal bonds with a market value of $102,018,735 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
75,000,000	J.P. Morgan Securities LLC, 0.34%, dated 7/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,089,722 on 8/24/2020, in which corporate bonds and medium-term notes with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
50,000,000	MUFG Securities Americas, Inc., 0.21%, dated 7/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,750 on 8/3/2020, in which corporate bonds, medium-term notes, municipal bonds, treasury bonds and treasury notes with a market value of $102,002,232 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
75,000,000	MUFG Securities Americas, Inc., 0.24%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,500 on 8/3/2020, in which American depositary receipts, corporate bonds and unit investment trust with a market value of $76,501,530 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
20,000,000	Mizuho Securities USA, Inc., 0.50%, dated 7/31/2020, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,125 on 8/3/2020, in which treasury notes with a market value of $76,503,274 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
115,000,000	Mizuho Securities USA, Inc., 0.83%, dated 5/8/2020, interest in a $335,000,000 collateralized loan agreement will repurchase securities provided as collateral for $335,447,969 on 9/4/2020, in which corporate bonds and municipal bonds with a market value of $341,904,830 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
100,000,000	Pershing LLC., 0.34%, dated 6/5/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,222 on 8/10/2020, in which asset-backed securities, exchange traded funds, certificate of deposit, collateralized mortgage obligations, commercial paper, common stocks, convertible bonds, corporate bonds, medium-term notes, municipal bonds and sovereign debt with a market value of $204,005,788 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$200,000,000	Societe Generale, Paris, 0.20%, dated 7/31/2020, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,008,333 on 8/3/2020, in which asset-backed securities, corporate bonds, medium-term notes, sovereign and treasury notes with a market value of $510,008,500 have been received as collateral and held with BNY Mellon as tri-party agent.	$200,000,000
315,000,000	Societe Generale, Paris, 0.30%, dated 7/31/2020, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,016,250 on 8/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,016,939 have been received as collateral and held with BNY Mellon as tri-party agent.	315,000,000
50,000,000	Standard Chartered Bank, 0.18%, dated 7/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,250 on 8/3/2020, in which treasury notes with a market value of $153,002,295 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,242,000 on 10/16/2020, in which convertible bonds with a market value of $153,039,270 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
120,000,000	Wells Fargo Securities LLC, 0.66%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,198,000 on 10/27/2020, in which convertible bonds with a market value of $122,411,220 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
100,000,000	Wells Fargo Securities LLC, 0.67%, dated 6/8/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,167,500 on 10/6/2020, in which convertible bonds with a market value of $102,049,357 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,003,400,000)	2,003,400,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—6.7%
	Finance - Banking—6.7%
$750,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,006,250 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/25/2044 and the market value of those underlying securities was $765,042,364.	$750,000,000
260,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,025,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $3,070,097,364.	260,000,000
575,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $575,004,792 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2059 and the market value of those underlying securities was $589,542,921.	575,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,585,000,000)	1,585,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $23,710,462,726)[4]	23,717,723,122
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	1,012,042
	TOTAL NET ASSETS—100%	$23,718,735,164
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Discount rate at time of purchase.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Institutional Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0004	$1.0003	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0136	0.0239	0.0156	0.0063	0.003
Net realized gain	0.0003	0.0001	0.0000[1]	0.0011	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.0139	0.0240	0.0156	0.0074	0.004
Less Distributions:
Distributions from net investment income	(0.0136)	(0.0239)	(0.0156)	(0.0063)	(0.003)
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)
TOTAL DISTRIBUTIONS	(0.0136)	(0.0239)	(0.0156)	(0.0071)	(0.004)
Net Asset Value, End of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.00
Total Return[2]	1.39%	2.43%	1.57%	0.66%	0.26%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.17%	0.20%	0.21%
Net investment income	1.37%	2.41%	1.62%	0.40%	0.26%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,611,390	$21,146,776	$10,941,508	$787,309	$21,921,916
1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Service Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0004	$1.0002	$1.0003	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0112	0.0218	0.0134	0.0040	0.001
Net realized gain	0.0003	0.0002	0.0000[1]	0.0012	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.0115	0.0220	0.0134	0.0052	0.002
Less Distributions:
Distributions from net investment income	(0.0112)	(0.0218)	(0.0135)	(0.0040)	(0.001)
Distributions from paid in surplus	—	—	—	(0.0009)	(0.001)
TOTAL DISTRIBUTIONS	(0.0112)	(0.0218)	(0.0135)	(0.0049)	(0.002)
Net Asset Value, End of Period	$1.0007	$1.0004	$1.0002	$1.0003	$1.00
Total Return[2]	1.15%	2.22%	1.35%	0.43%	0.07%
Ratios to Average Net Assets:
Net expenses[3]	0.40%	0.37%	0.39%	0.45%	0.39%
Net investment income	1.22%	2.21%	1.33%	0.13%	0.07%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.12%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$83,818	$93,979	$47,817	$37,873	$1,841,641
1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Capital Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.0004	$1.0002	$1.0002	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0131	0.0234	0.0151	0.0058	0.002
Net realized gain	0.0004	0.0002	0.0000[1]	0.0010	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.0135	0.0236	0.0151	0.0068	0.003
Less Distributions:
Distributions from net investment income	(0.0131)	(0.0234)	(0.0151)	(0.0058)	(0.002)
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)
TOTAL DISTRIBUTIONS	(0.0131)	(0.0234)	(0.0151)	(0.0066)	(0.003)
Net Asset Value, End of Period	$1.0008	$1.0004	$1.0002	$1.0002	$1.00
Total Return[2]	1.35%	2.39%	1.52%	0.60%	0.21%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.23%	0.25%	0.26%
Net investment income	1.19%	2.31%	1.52%	0.34%	0.22%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,527	$14,374	$25,206	$14,549	$526,605
1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
July 31, 2020
Assets:
Investment in other repurchase agreements and repurchase agreements	$3,588,400,000
Investment in securities	20,129,323,122
Investment in securities, at value (identified cost $23,710,462,726)		$23,717,723,122
Income receivable		5,993,702
TOTAL ASSETS		23,723,716,824
Liabilities:
Bank overdraft	$7,709
Income distribution payable	4,123,805
Payable for Directors’/Trustees’ fees (Note 5)	420
Payable for investment adviser fee (Note 5)	39,998
Payable for administrative fee (Note 5)	50,482
Payable for custodian fees	286,690
Payable for share registration costs	349,517
Accrued expenses (Note 5)	123,039
TOTAL LIABILITIES		4,981,660
Net assets for 23,702,099,311 shares outstanding		$23,718,735,164
Net Assets Consist of:
Paid-in capital		$23,713,038,713
Total distributable earnings		5,696,451
TOTAL NET ASSETS		$23,718,735,164
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$23,611,390,432 ÷ 23,594,827,722 shares outstanding, no par value, unlimited shares authorized		$1.0007
Service Shares:
$83,818,097 ÷ 83,763,241 shares outstanding, no par value, unlimited shares authorized		$1.0007
Capital Shares:
$23,526,635 ÷ 23,508,348 shares outstanding, no par value, unlimited shares authorized		$1.0008
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Operations–
Federated Institutional Prime Obligations Fund
Year Ended July 31, 2020
Investment Income:
Interest			$357,969,830
Expenses:
Investment adviser fee (Note 5)		$46,858,734
Administrative fee (Note 5)		18,389,446
Custodian fees		903,635
Transfer agent fee		227,226
Directors’/Trustees’ fees (Note 5)		116,682
Auditing fees		25,110
Legal fees		7,711
Portfolio accounting fees		262,906
Other service fees (Notes 2 and 5)		288,041
Share registration costs		448,624
Printing and postage		25,976
Miscellaneous (Note 5)		108,438
TOTAL EXPENSES		67,662,529
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(31,082,399)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(501)
TOTAL WAIVERS AND REIMBURSEMENT		(31,082,900)
Net expenses			36,579,629
Net investment income			321,390,201
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments			(1,568,343)
Net change in unrealized appreciation of investments			3,688,255
Change in net assets resulting from operations			$323,510,113
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$321,390,201	$372,519,522
Net realized gain (loss)	(1,568,343)	55,250
Net change in unrealized appreciation/depreciation	3,688,255	2,163,260
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	323,510,113	374,738,032
Distributions to Shareholders:
Automated Shares[1]	—	(2)
Institutional Shares	(319,807,042)	(370,570,446)
Service Shares	(1,400,428)	(1,436,015)
Capital Shares	(233,170)	(528,383)
Trust Shares[2]	—	(9,911)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(321,440,640)	(372,544,757)
Share Transactions:
Proceeds from sale of shares	63,468,243,391	49,590,631,644
Net asset value of shares issued to shareholders in payment of distributions declared	53,575,799	78,813,357
Cost of shares redeemed	(61,060,281,709)	(39,431,593,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,461,537,481	10,237,851,652
Change in net assets	2,463,606,954	10,240,044,927
Net Assets:
Beginning of period	21,255,128,210	11,015,083,283
End of period	$23,718,735,164	$21,255,128,210
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. The financial highlights of the Service Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
Prior to June 29, 2020, the name of the Trust and Fund were Money Market Obligations Trust and Federated Institutional Prime Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
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certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $31,082,900 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$278,191	$(48)	$(453)
Capital Shares	$9,850	$—	$—
TOTAL	$288,041	$(48)	$(453)
For the year ended July 31, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Automated Shares[1]:	Shares	Amount	Shares	Amount
Shares redeemed	—	$—	(100)	$(100)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(100)	$(100)

Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	62,747,078,555	$62,773,370,088	48,952,533,604	$48,966,707,463
Shares issued to shareholders in payment of distributions declared	52,072,038	52,091,304	76,894,192	76,916,497
Shares redeemed	(60,342,756,540)	(60,362,871,020)	(38,829,386,725)	(38,840,532,290)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,456,394,053	$2,462,590,372	10,200,041,071	$10,203,091,670
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	275,734,832	$275,819,555	230,564,297	$230,622,399
Shares issued to shareholders in payment of distributions declared	1,251,498	1,251,881	1,401,043	1,401,450
Shares redeemed	(287,168,204)	(287,257,442)	(185,826,492)	(185,874,390)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(10,181,874)	$(10,186,006)	46,138,848	$46,149,459

Year Ended July 31	2020		2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	418,856,851	$419,053,748	393,206,796	$393,299,582
Shares issued to shareholders in payment of distributions declared	232,523	232,614	487,051	487,169
Shares redeemed	(409,949,325)	(410,153,247)	(404,527,011)	(404,622,855)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,140,049	$9,133,115	(10,833,164)	$(10,836,104)

Year Ended July 31	2020		2019
Trust Shares[2]:	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,199	$2,200
Shares issued to shareholders in payment of distributions declared	—	—	8,239	8,241
Shares redeemed	—	—	(563,492)	(563,714)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	(553,054)	$(553,273)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,455,352,228	$2,461,537,481	10,234,793,601	$10,237,851,652
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$321,440,640	$372,544,757
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,398
Net unrealized appreciation	$7,260,396
Capital loss carryforwards	$(1,568,343)
At July 31, 2020, the cost of investments for federal tax purposes was $23,710,462,726. The net unrealized appreciation of investments for federal tax purposes was $7,260,396. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,271,263 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,867.
As of July 31, 2020, the Fund had a capital loss carryforward of $1,568,343 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,568,343	$—	$1,568,343
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the Adviser voluntarily waived $31,082,399 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2020, FSSC received $2,566 and reimbursed $48 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $31,000,000 and $341,474,699, respectively. Net realized loss recognized on these transactions was $(389,649).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Trust’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Federated Hermes Institutional Prime Obligations Fund
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2020, the Fund had no outstanding loans. During the year ended July 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2020, 82.74% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated Hermes Money Market Obligations Trust and Shareholders of Federated Hermes INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Obligations Fund (formerly, Federated Institutional Prime Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ - investment companies since 2006.
Boston, Massachusetts
September 22, 2020
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)– Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,004.10	$0.75[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.12	$0.75[2]
1	Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.01, respectively.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Institutional Prime Value Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL PRIME VALUE OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
Annual Shareholder Report

Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Annual Shareholder Report

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Annual Shareholder Report

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
Annual Shareholder Report

Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
Annual Shareholder Report

information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
Annual Shareholder Report

to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450527 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	Automated | TOAXX	Institutional | TOIXX	Service | TOSXX
	Capital | TOCXX	Trust | TOTXX

Federated Hermes Treasury Obligations Fund
(formerly, Federated Treasury Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Treasury Obligations Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	53.5%
Repurchase Agreements	42.4%
Other Assets and Liabilities—Net[2]	4.1%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	55.5%
8-30 Days	5.2%
31-90 Days	19.5%
91-180 Days	11.0%
181 Days or more	4.7%
Other Assets and Liabilities—Net[2]	4.1%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2020
Principal Amount		Value
	REPURCHASE AGREEMENTS—42.4%
$450,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $450,003,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $459,003,146.	$450,000,000
2,000,000,000	Interest in $3,430,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $3,430,022,867 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,498,623,349.	2,000,000,000
950,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 7/23/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,213,333 on 8/24/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $2,040,074,803.	950,000,000
175,000,000	Repurchase agreement 0.07%, dated 7/31/2020 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $175,001,021 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $178,501,065.	175,000,000
74,956,000	Repurchase agreement 0.07%, dated 7/31/2020 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $74,956,437 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $76,455,659.	74,956,000
600,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $600,004,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $612,004,189.	600,000,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$325,000,000	Interest in $375,000,000 joint repurchase agreement 0.13%, dated 6/29/2020 under which Bank of Montreal will repurchase securities provided as collateral for $375,047,396 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $382,548,400.	$325,000,000
150,000,000	Interest in $500,000,000 joint repurchase agreement 0.13%, dated 6/30/2020 under which Bank of Montreal will repurchase securities provided as collateral for $500,081,250 on 8/14/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $510,062,672.	150,000,000
500,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,003,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $510,003,487.	500,000,000
400,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Barclays Bank PLC will repurchase securities provided as collateral for $400,002,667 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $408,002,837.	400,000,000
25,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $25,000,167 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 5/31/2024 and the market value of those underlying securities was $25,500,200.	25,000,000
5,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,033 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 5/31/2024 and the market value of those underlying securities was $5,100,104.	5,000,000
200,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $200,001,333 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 12/31/2023 and the market value of those underlying securities was $204,103,287.	200,000,000
Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,667 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $255,001,702.	$250,000,000
675,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $675,004,500 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $688,504,621.	675,000,000
465,000,000	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,007,778 on 8/10/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $510,003,926.	465,000,000
950,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.12%, dated 7/22/2020 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,100,000 on 8/21/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $1,020,040,927.	950,000,000
775,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.13%, dated 7/17/2020 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,167,917 on 8/20/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $1,530,077,356.	775,000,000
950,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.12%, dated 7/22/2020 under which Credit Agricole CIB, Paris will repurchase securities provided as collateral for $1,000,100,000 on 8/21/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $1,020,034,041.	950,000,000
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.12%, dated 7/23/2020 under which Credit Agricole CIB Paris will repurchase securities provided as collateral for $1,000,103,333 on 8/24/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2026 and the market value of those underlying securities was $1,020,040,846.	$500,000,000
1,000,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which DNB Bank ASA will repurchase securities provided as collateral for $1,000,006,667 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2028 and the market value of those underlying securities was $1,020,000,009.	1,000,000,000
500,000,000	Repurchase agreement 0.10%, dated 7/31/2020 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,004,167 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 1/31/2027 and the market value of those underlying securities was $511,541,299.	500,000,000
500,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,003,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2025 and the market value of those underlying securities was $510,000,057.	500,000,000
2,500,000,476	Repurchase agreement 0.10%, dated 7/31/2020 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,021,309 on 8/3/2020. The securities provided as collateral at the end of the period held with JPMorgan Chase were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $2,553,446,897.	2,500,000,476
400,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,002,667 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $408,002,809.	400,000,000
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.10%, dated 7/31/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $2,000,038,889 on 8/7/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2025 and the market value of those underlying securities was $2,040,000,051.	500,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$750,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $750,005,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $765,005,146.	$750,000,000
450,001,775	Repurchase agreement 0.08%, dated 7/31/2020 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,004,775 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $460,159,499.	450,001,775
1,500,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $1,500,010,000 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $1,531,371,770.	1,500,000,000
2,000,000,000	Interest in $3,300,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,300,022,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,366,022,443.	2,000,000,000
500,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $500,003,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,000,076.	500,000,000
750,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $750,005,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $765,000,004.	750,000,000
808,938,500	Repurchase agreement 0.10%, dated 7/31/2020 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $808,945,241 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $825,134,151.	808,938,500
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$75,036,250	Repurchase agreement 0.10%, dated 7/31/2020 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $75,036,875 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $76,755,149.	$75,036,250
500,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $500,003,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $510,003,516.	500,000,000
500,000,000	Repurchase agreement 0.08%, dated 7/31/2020 under which Societe Generale, New York will repurchase securities provided as collateral for $500,003,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $510,003,424.	500,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,000,013,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $2,040,013,654.	1,000,000,000
250,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,020,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $3,062,824,333.	250,000,000
33,801,500	Repurchase agreement 0.10%, dated 7/31/2020 under which United of Omaha Life Insurance Co. will repurchase securities provided as collateral for $33,801,782 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $34,518,204.	33,801,500
Annual Shareholder Report
7

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$800,000,000		Repurchase agreement 0.08%, dated 7/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $800,005,333 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2024 and the market value of those underlying securities was $816,005,531.	$800,000,000
		TOTAL REPURCHASE AGREEMENTS	25,737,734,501
		U.S. TREASURIES—53.5%
1,635,000,000	[1]	United States Treasury Bills, 0.100%—0.150%, 9/3/2020	1,634,804,289
418,000,000	[1]	United States Treasury Bills, 0.120%, 11/10/2020	417,859,273
1,350,000,000	[1]	United States Treasury Bills, 0.125%—1.800%, 8/13/2020	1,349,804,167
675,000,000	[1]	United States Treasury Bills, 0.130%—0.135%, 12/29/2020	674,623,958
300,000,000	[1]	United States Treasury Bills, 0.130%, 1/21/2021	299,812,584
970,000,000	[1]	United States Treasury Bills, 0.130%, 1/28/2021	969,369,502
215,000,000	[1]	United States Treasury Bills, 0.130%, 8/20/2020	214,985,249
1,300,000,000	[1]	United States Treasury Bills, 0.135%, 8/18/2020	1,299,917,125
860,000,000	[1]	United States Treasury Bills, 0.140%—0.300%, 9/17/2020	859,746,722
500,000,000	[1]	United States Treasury Bills, 0.140%, 9/1/2020	499,939,722
450,000,000	[1]	United States Treasury Bills, 0.140%, 9/8/2020	449,933,500
1,125,000,000	[1]	United States Treasury Bills, 0.145%—1.740%, 9/10/2020	1,124,411,111
758,400,000	[1]	United States Treasury Bills, 0.148%—0.150%, 10/13/2020	758,169,827
600,000,000	[1]	United States Treasury Bills, 0.150%, 10/27/2020	599,782,500
650,000,000	[1]	United States Treasury Bills, 0.150%, 11/19/2020	649,702,085
1,275,000,000	[1]	United States Treasury Bills, 0.155%, 11/12/2020	1,274,434,574
300,000,000	[1]	United States Treasury Bills, 0.160%, 11/27/2020	299,842,667
1,450,000,000	[1]	United States Treasury Bills, 0.165%—0.250%, 9/15/2020	1,449,674,375
205,000,000	[1]	United States Treasury Bills, 0.165%, 10/1/2020	204,942,685
1,000,000,000	[1]	United States Treasury Bills, 0.170%, 9/22/2020	999,754,444
1,237,000,000	[1]	United States Treasury Bills, 0.175%—0.290%, 10/15/2020	1,236,381,303
400,000,000	[1]	United States Treasury Bills, 0.180%, 9/29/2020	399,882,000
1,100,000,000	[1]	United States Treasury Bills, 0.185%, 11/24/2020	1,099,349,931
400,000,000	[1]	United States Treasury Bills, 0.185%, 12/10/2020	399,730,722
232,000,000	[1]	United States Treasury Bills, 0.260%, 3/25/2021	231,604,569
305,000,000	[1]	United States Treasury Bills, 1.440%, 8/27/2020	304,682,800
1,052,500,000	[2]	United States Treasury Floating Rate Notes, 0.150% (91-day T-Bill +0.045%), 8/4/2020	1,052,324,260
565,000,000	[2]	United States Treasury Floating Rate Notes, 0.160% (91-day T-Bill +0.055%), 8/4/2020	565,000,000
1,217,700,000	[2]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.114%), 8/4/2020	1,218,067,620
Annual Shareholder Report
8

Principal Amount			Value
		U.S. TREASURIES—continued
$1,953,000,000	[2]	United States Treasury Floating Rate Notes, 0.220% (91-day T-Bill +0.115%), 8/4/2020	$1,952,755,076
471,000,000	[2]	United States Treasury Floating Rate Notes, 0.244% (91-day T-Bill +0.139%), 8/4/2020	470,972,183
1,025,000,000	[2]	United States Treasury Floating Rate Notes, 0.259% (91-day T-Bill +0.154%), 8/4/2020	1,024,870,367
656,000,000	[2]	United States Treasury Floating Rate Notes, 0.325% (91-day T-Bill +0.220%), 8/4/2020	655,913,504
1,016,175,000	[2]	United States Treasury Floating Rate Notes, 0.405% (91-day T-Bill +0.300%), 8/4/2020	1,016,734,335
435,500,000		United States Treasury Notes, 1.125%—2.500%, 2/28/2021	437,300,718
1,000,000,000		United States Treasury Notes, 1.375%—2.625%, 8/31/2020	1,000,912,779
420,000,000		United States Treasury Notes, 1.375%—2.875%, 10/31/2020	421,673,157
430,000,000		United States Treasury Notes, 1.625%—2.750%, 11/30/2020	431,467,865
559,000,000		United States Treasury Notes, 1.750%—2.625%, 11/15/2020	559,825,715
53,000,000		United States Treasury Notes, 1.875%, 12/15/2020	53,091,939
116,000,000		United States Treasury Notes, 2.000%, 1/15/2021	116,637,874
94,000,000		United States Treasury Notes, 2.125%, 5/31/2021	95,497,433
177,500,000		United States Treasury Notes, 2.250%, 2/15/2021	178,783,553
229,000,000		United States Treasury Notes, 2.250%, 3/31/2021	231,683,205
44,000,000		United States Treasury Notes, 2.375%, 3/15/2021	44,312,336
400,000,000		United States Treasury Notes, 2.375%, 4/15/2021	405,540,399
230,000,000		United States Treasury Notes, 2.500%, 1/31/2021	232,354,572
577,000,000		United States Treasury Notes, 2.750%, 9/30/2020	577,976,581
		TOTAL U.S. TREASURIES	32,446,837,155
		TOTAL INVESTMENT IN SECURITIES—95.9% (AT AMORTIZED COST)[3]	58,184,571,656
		OTHER ASSETS AND LIABILITIES - NET—4.1%[4]	2,519,156,108
		TOTAL NET ASSETS—100%	$60,703,727,764
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.019	0.010	0.002	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.019	0.010	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.008)	(0.019)	(0.010)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.019)	(0.010)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.84%	1.88%	1.03%	0.17%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.43%	0.48%	0.42%	0.46%	0.28%
Net investment income	0.82%	1.87%	1.02%	0.16%	0.01%
Expense waiver/reimbursement[4]	0.18%	0.11%	0.10%	0.15%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,076,883	$2,138,942	$2,059,409	$1,435,990	$2,196,515
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.022	0.013	0.004	0.001
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.022	0.013	0.004	0.001
Less Distributions:
Distributions from net investment income	(0.011)	(0.022)	(0.013)	(0.004)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.022)	(0.013)	(0.004)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.09%	2.18%	1.25%	0.44%	0.11%
Ratios to Average Net Assets:
Net expenses[3]	0.19%	0.18%	0.19%	0.20%	0.18%
Net investment income	0.99%	2.17%	1.24%	0.43%	0.11%
Expense waiver/reimbursement[4]	0.10%	0.11%	0.10%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,615,082	$33,350,766	$25,992,845	$24,203,284	$23,141,953
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.019	0.010	0.002	0.000[1]
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.019	0.010	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.019)	(0.010)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.019)	(0.010)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.88%	1.93%	1.00%	0.21%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.39%	0.43%	0.44%	0.43%	0.27%
Net investment income	0.84%	1.92%	0.96%	0.22%	0.01%
Expense waiver/reimbursement[4]	0.15%	0.11%	0.10%	0.10%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,512,396	$4,672,058	$3,584,885	$5,208,323	$3,864,431
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.021	0.012	0.003	0.000[1]
Net realized gain (loss)	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.021	0.012	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.021)	(0.012)	(0.003)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.021)	(0.012)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.99%	2.08%	1.15%	0.34%	0.05%
Ratios to Average Net Assets:
Net expenses[3]	0.28%	0.28%	0.29%	0.30%	0.24%
Net investment income	0.90%	2.07%	1.12%	0.35%	0.05%
Expense waiver/reimbursement[4]	0.11%	0.11%	0.10%	0.08%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,119,651	$1,250,599	$1,114,276	$1,857,588	$802,172
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.017	0.008	0.001	0.000[1]
Net realized gain (loss)	(0.000)[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.017	0.008	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.017)	(0.008)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.017)	(0.008)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.72%	1.67%	0.75%	0.08%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.54%	0.68%	0.69%	0.57%	0.27%
Net investment income	0.66%	1.67%	0.77%	0.09%	0.01%
Expense waiver/reimbursement[4]	0.25%	0.11%	0.10%	0.22%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,379,716	$860,830	$512,289	$909,570	$642,129
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in repurchase agreements	$25,737,734,501
Investment in securities	32,446,837,155
Investment in securities, at amortized cost and fair value		$58,184,571,656
Cash		2,604,008,425
Income receivable		32,889,139
Receivable for shares sold		36,343,027
TOTAL ASSETS		60,857,812,247
Liabilities:
Payable for shares redeemed	$142,823,668
Payable for investments purchased	5,335,294
Income distribution payable	2,164,531
Payable for investment adviser fee (Note 5)	101,278
Payable for administrative fees (Note 5)	129,426
Payable for distribution services fee (Note 5)	99,129
Payable for other service fees (Notes 2 and 5)	454,756
Accrued expenses (Note 5)	2,976,401
TOTAL LIABILITIES		154,084,483
Net assets for 60,703,445,931 shares outstanding		$60,703,727,764
Net Assets Consist of:
Paid-in capital		$60,703,609,306
Total distributable earnings (loss)		118,458
TOTAL NET ASSETS		$60,703,727,764
Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$2,076,883,290 ÷ 2,076,873,675 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$49,615,082,201 ÷ 49,614,851,786 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$5,512,395,767 ÷ 5,512,370,198 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$2,119,650,605 ÷ 2,119,640,784 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,379,715,901 ÷ 1,379,709,488 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations
Year Ended July 31, 2020
Investment Income:
Interest			$566,621,838
Expenses:
Investment adviser fee (Note 5)		$95,206,334
Administrative fee (Note 5)		37,344,274
Custodian fees		1,881,913
Transfer agent fee (Note 2)		2,189,780
Directors’/Trustees’ fees (Note 5)		241,461
Auditing fees		25,110
Legal fees		9,211
Portfolio accounting fees		251,027
Distribution services fee (Note 5)		3,081,422
Other service fees (Notes 2 and 5)		22,913,902
Share registration costs		2,245,167
Printing and postage		206,370
Miscellaneous (Note 5)		222,147
TOTAL EXPENSES		165,818,118
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(49,002,292)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(5,994,238)
TOTAL WAIVERS AND REIMBURSEMENTS		(54,996,530)
Net expenses			110,821,588
Net investment income			455,800,250
Net realized loss on investments			(305)
Change in net assets resulting from operations			$455,799,945
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$455,800,250	$788,678,479
Net realized gain (loss)	(305)	8,675
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	455,799,945	788,687,154
Distributions to Shareholders:
Automated Shares	(15,935,062)	(40,804,074)
Institutional Shares	(371,823,448)	(632,084,254)
Service Shares	(46,290,313)	(81,714,700)
Capital Shares	(13,540,706)	(24,546,725)
Trust Shares	(8,098,718)	(9,666,515)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(455,688,247)	(788,816,268)
Share Transactions:
Proceeds from sale of shares	359,154,323,444	281,119,584,422
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Treasury Plus Money Market Fund	310,115,826	—
Net asset value of shares issued to shareholders in payment of distributions declared	178,774,648	301,149,970
Cost of shares redeemed	(341,212,791,234)	(272,411,116,009)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,430,422,684	9,009,618,383
Change in net assets	18,430,534,382	9,009,489,269
Net Assets:
Beginning of period	42,273,193,382	33,263,704,113
End of period	$60,703,727,764	$42,273,193,382
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On November 19, 2019, the Fund acquired all of the net assets of PNC Treasury Plus Money Market Fund (the “Acquired Fund”), an open-ended investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 1.000 shares of the Fund’s Institutional Shares.
For every one share of the Acquired Fund’s Advisor Shares exchanged, a shareholder received 1.000 shares of the Fund’s Capital Shares.
For every one share of the Acquired Fund’s Service Shares exchanged, a shareholder received 1.000 shares of the Fund’s Service Shares.
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The Fund received net assets from the Acquired Fund as a result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
310,115,826	$310,115,826	$45,100,232,014	$45,410,347,840
Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2020, were as follows:
Net investment income	$457,858,254
Net realized gain on investments	6,394
Net increase in net assets resulting from operations	$457,864,648
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statement of Operations and Statement of Changes in Net Assets as of July 31, 2020.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Treasury Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair
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value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $54,996,530 is disclosed in Note 2 and Note 5. For the year ended July 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$1,867,146	$(27,887)
Institutional Shares	263,650	—
Service Shares	39,523	(2)
Capital Shares	10,651	—
Trust Shares	8,810	(6)
TOTAL	$2,189,780	$(27,895)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $14,080 of other service fees for the year ended July 31, 2020. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$4,528,705	$(133,758)	$(1,419,235)
Service Shares	$13,803,533	$(117,992)	$(2,450,239)
Capital Shares	$1,500,242	$(462)	$(33,976)
Trust Shares	$3,081,422	$(10,935)	$(1,205,238)
TOTAL	$22,913,902	$(263,147)	$(5,108,688)
For the year ended July 31, 2020, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	3,366,610,734	$3,366,611,347	4,167,109,353	$4,167,109,353
Shares issued to shareholders in payment of distributions declared	15,138,139	15,138,139	39,964,481	39,964,481
Shares redeemed	(3,443,808,266)	(3,443,808,266)	(4,127,531,647)	(4,127,531,647)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(62,059,393)	$(62,058,780)	79,542,187	$79,542,187
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Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	325,052,165,209	$325,052,176,566	255,255,336,119	$255,255,336,119
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	309,932,776	309,932,776	—	—
Shares issued to shareholders in payment of distributions declared	130,824,039	130,824,039	216,137,448	216,137,448
Shares redeemed	(309,228,703,473)	(309,228,703,473)	(248,113,453,703)	(248,113,453,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,264,218,551	$16,264,229,908	7,358,019,864	$7,358,019,864

Year Ended July 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,854,916,848	$20,854,916,848	15,479,859,002	$15,479,859,002
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	10	10	—	—
Shares issued to shareholders in payment of distributions declared	19,803,819	19,803,819	29,470,223	29,470,223
Shares redeemed	(20,034,389,688)	(20,034,408,256)	(14,422,142,610)	(14,422,142,610)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	840,330,989	$840,312,421	1,087,186,615	$1,087,186,615
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Year Ended July 31	2020		2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	6,315,658,552	$6,315,663,515	4,229,607,483	$4,229,607,483
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	183,040	183,040	—	—
Shares issued to shareholders in payment of distributions declared	7,849,804	7,849,804	11,183,268	11,183,268
Shares redeemed	(5,454,644,344)	(5,454,644,344)	(4,104,463,154)	(4,104,463,154)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	869,047,052	$869,052,015	136,327,597	$136,327,597

Year Ended July 31	2020		2019
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	3,564,951,260	$3,564,955,168	1,987,672,465	$1,987,672,465
Shares issued to shareholders in payment of distributions declared	5,158,847	5,158,847	4,394,550	4,394,550
Shares redeemed	(3,051,226,895)	(3,051,226,895)	(1,643,524,895)	(1,643,524,895)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	518,883,212	$518,887,120	348,542,120	$348,542,120
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	18,430,420,411	$18,430,422,684	9,009,618,383	$9,009,618,383
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$455,688,247	$788,816,268
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$118,763
Capital loss carryforwards	$(305)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

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At July 31, 2020, the Fund had a capital loss carryforward of $305 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$305	$305
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the Adviser voluntarily waived $49,002,292 of its fee. For the year ended July 31, 2020, the Adviser voluntarily reimbursed $27,895 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$3,081,422	$(594,508)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2020, FSSC received $7,019 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2020, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the FEDERATED HERMES Money Market Obligations Trust and Shareholders of Federated HERMES Treasury Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Treasury Obligations Fund (formerly, Federated Treasury Obligations Fund) (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust), as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’- investment companies since 2006.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,001.30	$1.84[2]
Institutional Shares	$1,000	$1,002.30	$0.90[3]
Service Shares	$1,000	$1,001.50	$1.69[4]
Capital Shares	$1,000	$1,001.80	$1.39
Trust Shares	$1,000	$1,001.10	$2.04[5]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,023.00	$1.86[2]
Institutional Shares	$1,000	$1,024.00	$0.91[3]
Service Shares	$1,000	$1,023.20	$1.71[4]
Capital Shares	$1,000	$1,023.50	$1.41
Trust Shares	$1,000	$1,022.80	$2.06[5]
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.37%
Institutional Shares	0.18%
Service Shares	0.34%
Capital Shares	0.28%
Trust Shares	0.41%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.74 and $2.77, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.01, respectively.
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4	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.48 and $3.52, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Treasury Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES TREASURY OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
50

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450531 (9/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2020
Share Class | Ticker	Institutional | TTOXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations
(formerly, Federated Trust for U.S. Treasury Obligations)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Trust for U.S. Treasury Obligations
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2019 through July 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	42.9%
U.S. Treasury Securities	57.1%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2020, the Fund’s effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	55.8%
8 to 30 Days	5.7%
31 to 90 Days	22.0%
91 to 180 Days	12.0%
181 Days or more	4.5%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2020
Principal Amount		Value
	REPURCHASE AGREEMENTS—42.9%
$369,000,000	Interest in $3,430,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $3,430,022,867 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,498,623,349.	$369,000,000
50,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 7/23/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,213,333 on 8/24/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $2,040,074,803.	50,000,000
50,000,000	Interest in $375,000,000 joint repurchase agreement 0.13%, dated 6/29/2020 under which Bank of Montreal will repurchase securities provided as collateral for $375,047,396 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $382,548,400.	50,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 0.13%, dated 6/30/2020 under which Bank of Montreal will repurchase securities provided as collateral for $500,081,250 on 8/14/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $510,062,672.	25,000,000
35,000,000	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,007,778 on 8/10/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $510,003,926.	35,000,000
50,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.12%, dated 7/22/2020 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,100,000 on 8/21/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $1,020,040,927.	50,000,000
Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$25,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.13%, dated 7/17/2020 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,167,917 on 8/20/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $1,530,077,356.	$25,000,000
50,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.12%, dated 7/22/2020 under which Credit Agricole CIB Paris will repurchase securities provided as collateral for $1,000,100,000 on 8/21/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $1,020,034,041.	50,000,000
300,000,569		Repurchase agreement 0.10%, dated 7/31/2020 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $300,003,069 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $307,400,368.	300,000,569
350,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,020,000 on 8/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $3,063,781,223.	350,000,000
300,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.08%, dated 7/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,020,000 on 8/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $3,062,824,333.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	1,604,000,569
		U.S. TREASURIES—57.1%
28,000,000	[1]	United States Treasury Bills, 0.120%, 11/10/2020	27,990,573
95,000,000	[1]	United States Treasury Bills, 0.125%—1.800%, 8/13/2020	94,987,667
16,000,000	[1]	United States Treasury Bills, 0.130%, 8/20/2020	15,998,902
10,000,000	[1]	United States Treasury Bills, 0.130%, 12/29/2020	9,994,583
30,000,000	[1]	United States Treasury Bills, 0.130%, 1/28/2021	29,980,500
76,000,000	[1]	United States Treasury Bills, 0.135%, 8/18/2020	75,995,155
70,000,000	[1]	United States Treasury Bills, 0.140%—0.300%, 9/17/2020	69,978,850
Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURIES—continued
$36,000,000	[1]	United States Treasury Bills, 0.140%, 9/1/2020	$35,995,660
50,000,000	[1]	United States Treasury Bills, 0.140%, 9/8/2020	49,992,611
82,000,000	[1]	United States Treasury Bills, 0.145%—1.740%, 9/10/2020	81,958,022
65,000,000	[1]	United States Treasury Bills, 0.150%, 9/3/2020	64,991,062
50,000,000	[1]	United States Treasury Bills, 0.150%, 10/13/2020	49,984,792
45,000,000	[1]	United States Treasury Bills, 0.150%, 10/27/2020	44,983,688
50,000,000	[1]	United States Treasury Bills, 0.150%, 11/19/2020	49,977,084
95,000,000	[1]	United States Treasury Bills, 0.155%, 11/12/2020	94,957,870
10,000,000	[1]	United States Treasury Bills, 0.160%, 11/27/2020	9,994,756
102,000,000	[1]	United States Treasury Bills, 0.165%—0.250%, 9/15/2020	101,977,156
15,000,000	[1]	United States Treasury Bills, 0.165%, 10/1/2020	14,995,806
72,000,000	[1]	United States Treasury Bills, 0.170%, 9/22/2020	71,982,320
88,000,000	[1]	United States Treasury Bills, 0.175%—0.290%, 10/15/2020	87,955,938
30,000,000	[1]	United States Treasury Bills, 0.180%, 9/29/2020	29,991,150
80,000,000	[1]	United States Treasury Bills, 0.185%, 11/24/2020	79,952,722
30,000,000	[1]	United States Treasury Bills, 0.185%, 12/10/2020	29,979,804
18,000,000	[1]	United States Treasury Bills, 0.260%, 3/25/2021	17,969,320
25,000,000	[1]	United States Treasury Bills, 1.440%, 8/27/2020	24,974,000
52,090,000	[2]	United States Treasury Floating Rate Notes, 0.150% (91-day T-Bill +0.045%), 8/4/2020	52,080,837
35,000,000	[2]	United States Treasury Floating Rate Notes, 0.160% (91-day T-Bill +0.055%), 8/4/2020	35,000,000
68,000,000	[2]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.114%), 8/4/2020	68,015,141
104,500,000	[2]	United States Treasury Floating Rate Notes, 0.220% (91-day T-Bill +0.115%), 8/4/2020	104,485,212
28,000,000	[2]	United States Treasury Floating Rate Notes, 0.244% (91-day T-Bill +0.139%), 8/4/2020	27,997,605
81,000,000	[2]	United States Treasury Floating Rate Notes, 0.259% (91-day T-Bill +0.154%), 8/4/2020	80,989,761
44,000,000	[2]	United States Treasury Floating Rate Notes, 0.325% (91-day T-Bill +0.220%), 8/4/2020	43,987,181
68,500,000	[2]	United States Treasury Floating Rate Notes, 0.405% (91-day T-Bill +0.300%), 8/4/2020	68,536,615
29,000,000		United States Treasury Notes, 1.125%, 2/28/2021	29,100,021
74,500,000		United States Treasury Notes, 1.375%—2.625%, 8/31/2020	74,569,304
32,000,000		United States Treasury Notes, 1.375%—2.875%, 10/31/2020	32,123,338
39,500,000		United States Treasury Notes, 1.625%—2.750%, 11/30/2020	39,638,416
38,925,000		United States Treasury Notes, 1.750%—2.625%, 11/15/2020	38,991,396
5,000,000		United States Treasury Notes, 1.875%, 12/15/2020	5,008,674
10,000,000		United States Treasury Notes, 2.000%, 1/15/2021	10,054,823
Annual Shareholder Report
4

Principal Amount		Value
	U.S. TREASURIES—continued
$6,000,000	United States Treasury Notes, 2.125%, 5/31/2021	$6,095,581
7,000,000	United States Treasury Notes, 2.250%, 2/15/2021	7,072,256
19,000,000	United States Treasury Notes, 2.250%, 3/31/2021	19,222,624
4,000,000	United States Treasury Notes, 2.375%, 3/15/2021	4,028,394
34,000,000	United States Treasury Notes, 2.375%, 4/15/2021	34,470,674
20,000,000	United States Treasury Notes, 2.500%, 12/31/2020	20,089,829
20,000,000	United States Treasury Notes, 2.500%, 1/31/2021	20,204,745
43,000,000	United States Treasury Notes, 2.750%, 9/30/2020	43,072,968
	TOTAL U.S. TREASURIES	2,132,375,386
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[3]	3,736,375,955
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	1,627,607
	TOTAL NET ASSETS—100%	$3,738,003,562
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.021	0.012	0.004	0.001
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.021	0.012	0.004	0.001
Less Distributions:
Distributions from net investment income	(0.011)	(0.021)	(0.012)	(0.004)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.021)	(0.012)	(0.004)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.07%	2.16%	1.25%	0.44%	0.11%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.20%	0.20%	0.18%
Net investment income	0.94%	2.18%	1.23%	0.47%	0.12%
Expense waiver/reimbursement[4]	0.11%	0.11%	0.13%	0.13%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,334,139	$1,344,393	$360,889	$288,652	$167,690
1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.014	0.005	0.000[1]	0.003
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	(0.003)
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.014	0.005	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.014)	(0.005)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.014)	(0.005)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.58%	1.45%	0.54%	0.02%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	0.67%	0.90%	0.90%	0.62%	0.38%
Net investment income	0.53%	1.44%	0.53%	0.02%	0.00%[3]
Expense waiver/reimbursement[5]	0.34%	0.11%	0.13%	0.41%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$750,118	$591,844	$635,165	$751,234	$617,216
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.013	0.004	0.000[1]	0.000[1]
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.013	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.50%	1.31%	0.40%	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	0.76%	1.04%	1.05%	0.64%	0.32%
Net investment income	0.47%	1.32%	0.30%	0.00%[3]	0.00%[3]
Expense waiver/reimbursement[5]	0.48%	0.21%	0.23%	0.64%	0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$653,747	$496,252	$341,124	$660,717	$666,074
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
July 31, 2020
Assets:
Investment in repurchase agreements	$1,604,000,569
Investment in securities	2,132,375,386
Investment in securities, at amortized cost and fair value		$3,736,375,955
Cash		428,406
Income receivable		2,447,934
Receivable for shares sold		1,819,418
TOTAL ASSETS		3,741,071,713
Liabilities:
Payable for shares redeemed	$2,445,959
Income distribution payable	76,771
Payable for investment adviser fee (Note 5)	7,732
Payable for administrative fees (Note 5)	7,957
Payable for transfer agent fee	116,144
Payable for share registration costs	265,461
Accrued expenses (Note 5)	148,127
TOTAL LIABILITIES		3,068,151
Net assets for 3,738,000,742 shares outstanding		$3,738,003,562
Net Assets Consist of:
Paid-in capital		$3,738,000,772
Total distributable earnings (loss)		2,790
TOTAL NET ASSETS		$3,738,003,562
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$2,334,139,269 ÷ 2,334,137,508 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$750,117,676 ÷ 750,117,110 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$653,746,617 ÷ 653,746,124 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended July 31, 2020
Investment Income:
Interest			$39,318,822
Expenses:
Investment adviser fee (Note 5)		$6,694,206
Administrative fee (Note 5)		2,626,055
Custodian fees		138,588
Transfer agent fee (Note 2)		1,210,260
Directors’/Trustees’ fees (Note 5)		15,628
Auditing fees		21,400
Legal fees		8,210
Portfolio accounting fees		217,850
Distribution services fee (Note 5)		6,090,353
Other service fees (Notes 2 and 5)		3,232,932
Share registration costs		505,333
Printing and postage		37,366
Miscellaneous (Note 5)		62,500
TOTAL EXPENSES		20,860,681
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(3,514,270)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(3,938,356)
TOTAL WAIVERS AND REIMBURSEMENTS		(7,452,626)
Net expenses			13,408,055
Net investment income			25,910,767
Net realized loss on investments			(83)
Change in net assets resulting from operations			$25,910,684
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets
Year Ended July 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,910,767	$30,467,657
Net realized gain (loss)	(83)	673
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,910,684	30,468,330
Distributions to Shareholders:
Institutional Shares	(19,382,104)	(15,458,216)
Cash II Shares	(3,570,879)	(8,722,922)
Cash Series Shares	(2,961,708)	(6,279,423)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,914,691)	(30,460,561)
Share Transactions:
Proceeds from sale of shares	8,228,831,024	5,582,353,472
Net asset value of shares issued to shareholders in payment of distributions declared	17,986,513	19,965,332
Cost of shares redeemed	(6,941,299,302)	(4,507,015,472)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,305,518,235	1,095,303,332
Change in net assets	1,305,514,228	1,095,311,101
Net Assets:
Beginning of period	2,432,489,334	1,337,178,233
End of period	$3,738,003,562	$2,432,489,334
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Prior to June 29, 2020, the name of the Trust and Fund was Money Market Obligations Trust and Federated Trust for U.S. Treasury Obligations, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $7,452,626 is disclosed in various locations in Note 2 and Note 5. For the year ended July 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$27,737	$—
Cash II Shares	668,215	(40,571)
Cash Series Shares	514,308	(11,366)
TOTAL	$1,210,260	$(51,937)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Cash II Shares	$1,670,969	$(1,579)	$(719,235)
Cash Series Shares	1,561,963	(1,874)	(664,112)
TOTAL	$3,232,932	$(3,453)	$(1,383,347)
For the year ended July 31, 2020, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2020, the Fund did not have a liability for any uncertain
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tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,914,376,100	$4,914,376,100	2,980,811,990	$2,980,811,990
Shares issued to shareholders in payment of distributions declared	11,558,717	11,558,717	5,281,091	5,281,091
Shares redeemed	(3,936,187,018)	(3,936,187,018)	(2,002,592,842)	(2,002,592,842)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	989,747,799	$989,747,799	983,500,239	$983,500,239

Year Ended July 31	2020		2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	928,282,811	$928,282,811	861,257,848	$861,257,848
Shares issued to shareholders in payment of distributions declared	3,500,102	3,500,102	8,536,185	8,536,185
Shares redeemed	(773,508,199)	(773,508,199)	(913,117,076)	(913,117,076)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	158,274,714	$158,274,714	(43,323,043)	$(43,323,043)
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Year Ended July 31	2020		2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	2,386,172,113	$2,386,172,113	1,740,283,634	$1,740,283,634
Shares issued to shareholders in payment of distributions declared	2,927,694	2,927,694	6,148,056	6,148,056
Shares redeemed	(2,231,604,085)	(2,231,604,085)	(1,591,305,554)	(1,591,305,554)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	157,495,722	$157,495,722	155,126,136	$155,126,136
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,305,518,235	$1,305,518,235	1,095,303,332	$1,095,303,332
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$25,914,691	$30,460,561
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$2,873
Capital loss carryforwards	$(83)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

As of July 31, 2020, the Fund had a capital loss carryforward of $83 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$83	$83
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2020, the Adviser voluntarily waived $3,514,270 of its fee and voluntarily reimbursed $51,937 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$2,341,642	$(822,020)
Cash Series Shares	3,748,711	(1,677,599)
TOTAL	$6,090,353	$(2,499,619)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2020, the Adviser reimbursed $3,453 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2020, there were no outstanding loans. During the year ended July 31, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Federated Hermes Money Market Obligations Trust and shareholders of Federated Hermes Trust for u.s. treasury obligations:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Trust for U.S. Treasury Obligations (formerly, Federated Trust for U.S. Treasury Obligations) (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (formerly, Money Market Obligations Trust) (the “Trust”)), including the portfolio of investments, as of July 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Federated Hermes Money Market Obligations Trust) at July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 22, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.20	$1.00
Cash II Shares	$1,000	$1,000.80	$2.29[2]
Cash Series Shares	$1,000	$1,000.60	$2.54[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.90	$1.01
Cash II Shares	$1,000	$1,022.60	$2.31[2]
Cash Series Shares	$1,000	$1,022.30	$2.56[3]
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Cash II Shares	0.46%
Cash Series Shares	0.51%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.48 and $4.52, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.22 and $5.27, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Trust for U.S. Treasury Obligations (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES TRUST FOR U.S. TREASURY OBLIGATIONS)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
28731 (9/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $447,560

Fiscal year ended 2019 - $454,580

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $8,935 and $0 respectively. Fiscal year ended 2020- Audit consent fees for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $171,372

Fiscal year ended 2019 - $628,494

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Hermes, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Hermes Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments (effective October 3, 2019) to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Hermes Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 22, 2020